UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025 through April 30, 2026

Item 1. Reports to Stockholders.

(a)

Pacer ActiveAlpha India Quality ETF
INDQ (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer ActiveAlpha India Quality ETF for the period of March 31, 2026, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer ActiveAlpha India Quality ETF	$7	0.85%
*	Amount shown reflects the expenses of the Fund from March 31, 2026 (inception date) through April 30, 2026. Expenses would be higher if the Fund had been in operations for a full year.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,056,271	Portfolio Turnover	0%
Number of Holdings	29	30-Day SEC Yield	0.00%
Net Advisory Fee	$735	30-Day SEC Yield Unsubsidized	0.00%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Titan Co. Ltd.	5.0%
Dr Reddy’s Laboratories Ltd.	4.9%
Eicher Motors Ltd.	4.9%
Hero MotoCorp Ltd.	4.6%
National Aluminium Co. Ltd.	4.6%
Indus Towers Ltd.	4.5%
Astral Ltd.	4.5%
Zen Technologies Ltd.	3.5%
Nestle India Ltd.	3.5%
Bank of Maharashtra	3.4%

Top Sectors	(%)
Consumer Discretionary	20.6%
Industrials	16.8%
Health Care	16.1%
Materials	13.6%
Financials	13.1%
Consumer Staples	12.3%
Communication Services	4.5%
Energy	3.0%
Cash & Other	0.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer ActiveAlpha India Quality ETF	PAGE 1	TSR-SAR-69374H196

Pacer American Energy Infrastructure ETF
USAI (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer American Energy Infrastructure ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer American Energy Infrastructure ETF	$43	0.75%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$109,057,249	Portfolio Turnover	31%
Number of Holdings	35	30-Day SEC Yield	2.86%
Net Advisory Fee	$336,190	30-Day SEC Yield Unsubsidized	2.86%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.4%
Energy Transfer LP	7.6%
Williams Cos., Inc.	7.4%
Enbridge, Inc.	7.3%
Enterprise Products Partners LP	7.3%
TC Energy Corp.	7.2%
Cheniere Energy, Inc.	6.9%
Targa Resources Corp.	4.6%
ONEOK, Inc.	4.3%
Kinder Morgan, Inc.	4.1%

Top Sectors	(%)
Energy	99.8%
Cash & Other	0.2%
*	Percentages are stated as a percent of net assets.
Effective 2/28/2026, the Fund changed its name from Pacer American Energy Independence ETF to Pacer American Energy Infrastructure ETF. Changes were made to the Fund’s investment objectives, principal investment strategies, and principal risks as a result of this name change and are outlined in the Fund’s Prospectus and SAI.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer American Energy Infrastructure ETF	PAGE 1	TSR-SAR-69374H634

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer American Energy Infrastructure ETF	PAGE 2	TSR-SAR-69374H634

Pacer BlueStar Digital Entertainment ETF
ODDS (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer BlueStar Digital Entertainment ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer BlueStar Digital Entertainment ETF	$22	0.49%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,929,578	Portfolio Turnover	16%
Number of Holdings	43	30-Day SEC Yield	0.55%
Net Advisory Fee	$10,399	30-Day SEC Yield Unsubsidized	0.55%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Evolution AB	9.0%
Flutter Entertainment PLC	7.9%
DraftKings, Inc.	7.3%
Tencent Holdings Ltd.	6.8%
Entain PLC	4.1%
Nintendo Co. Ltd.	3.9%
NetEase, Inc.	3.8%
Super Group SGHC Ltd.	3.6%
Rush Street Interactive, Inc.	3.6%
Electronic Arts, Inc.	3.2%

Top Sectors	(%)
Consumer Discretionary	54.7%
Communication Services	42.2%
Information Technology	2.9%
Cash & Other	0.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer BlueStar Digital Entertainment ETF	PAGE 1	TSR-SAR-69374H394

Pacer BlueStar Engineering the Future ETF
BULD (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer BlueStar Engineering the Future ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer BlueStar Engineering the Future ETF	$26	0.49%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,885,007	Portfolio Turnover	13%
Number of Holdings	56	30-Day SEC Yield	0.13%
Net Advisory Fee	$6,982	30-Day SEC Yield Unsubsidized	0.13%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
ASML Holding NV	8.9%
Proto Labs, Inc.	8.6%
Lam Research Corp.	8.4%
Applied Materials, Inc.	8.3%
Stratasys Ltd.	5.8%
KLA Corp.	5.5%
Autodesk, Inc.	5.5%
Mount Vernon Liquid Assets Portfolio, LLC	5.5%
3D Systems Corp.	4.8%
Nano Dimension Ltd.	3.8%

Top Sectors	(%)
Information Technology	67.2%
Industrials	30.9%
Consumer Discretionary	0.8%
Health Care	0.7%
Energy	0.2%
Cash & Other	0.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer BlueStar Engineering the Future ETF	PAGE 1	TSR-SAR-69374H410

Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
QQWZ (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF	$25	0.49%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$30,718,226
Number of Holdings	101
Net Advisory Fee	$50,880
Portfolio Turnover	225%
30-Day SEC Yield	1.67%
30-Day SEC Yield Unsubsidized	1.67%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Sectors	(%)
Information Technology	53.3%
Communication Services	14.9%
Consumer Discretionary	12.1%
Consumer Staples	7.6%
Health Care	4.2%
Industrials	3.6%
Utilities	1.4%
Materials	1.1%
Energy	0.6%
Cash & Other	1.2%

Top 10 Issuers	(%)
NVIDIA Corp.	8.5%
Alphabet, Inc.	7.5%
Apple, Inc.	7.0%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.0%
Broadcom, Inc.	3.4%
Tesla Motors, Inc.	3.3%
Meta Platforms, Inc.	3.1%
Walmart, Inc.	3.1%
Micron Technology, Inc.	2.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF	PAGE 1	TSR-SAR-69374H246

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF	PAGE 2	TSR-SAR-69374H246

Pacer Developed Markets Cash Cows Growth Leaders ETF
EAFG (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Developed Markets Cash Cows Growth Leaders ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Developed Markets Cash Cows Growth Leaders ETF	$34	0.65%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,549,807	Portfolio Turnover	33%
Number of Holdings	101	30-Day SEC Yield	1.28%
Net Advisory Fee	$9,523	30-Day SEC Yield Unsubsidized	1.28%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
JX Advanced Metals Corp.	4.9%
Lasertec Corp.	3.3%
VAT Group AG	3.3%
Advantest Corp.	3.2%
Fresnillo PLC	3.1%
BE Semiconductor Industries NV	2.9%
Tokyo Electron Ltd.	2.7%
ASML Holding NV	2.6%
ASM International NV	2.5%
Evolution Mining Ltd.	2.2%

Top Sectors	(%)
Information Technology	25.0%
Industrials	17.4%
Materials	15.0%
Health Care	14.5%
Communication Services	10.0%
Consumer Discretionary	8.6%
Consumer Staples	3.6%
Energy	3.2%
Utilities	2.0%
Cash & Other	0.7%

Top Ten Countries	(%)
Japan	29.1%
United Kingdom	11.6%
Switzerland	11.1%
Netherlands	10.4%
Australia	7.8%
Sweden	3.4%
Mexico	3.1%
Italy	2.8%
France	2.6%
Cash & Other	18.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Developed Markets Cash Cows Growth Leaders ETF	PAGE 1	TSR-SAR-69374H345

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
QSIX (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$17,968,415	Portfolio Turnover	8%
Number of Holdings	105	30-Day SEC Yield	0.16%
Net Advisory Fee	$44,396	30-Day SEC Yield Unsubsidized	0.16%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	7.8%
Alphabet, Inc.	6.9%
Apple, Inc.	6.4%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.2%
Tesla Motors, Inc.	3.1%
Meta Platforms, Inc.	2.9%
Walmart, Inc.	2.9%
Micron Technology, Inc.	2.6%

Top Sectors	(%)
Information Technology	49.0%
Communication Services	13.8%
Consumer Discretionary	11.2%
Consumer Staples	7.0%
Health Care	3.8%
Industrials	3.3%
Utilities	1.3%
Materials	1.0%
Energy	0.6%
Cash & Other	9.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	PAGE 1	TSR-SAR-69374H287

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
QDPL (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,561,035,092	Portfolio Turnover	4%
Number of Holdings	520	30-Day SEC Yield	0.78%
Net Advisory Fee	$4,227,437	30-Day SEC Yield Unsubsidized	0.78%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	8.7%
NVIDIA Corp.	7.1%
Alphabet, Inc.	5.9%
Apple, Inc.	5.8%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.9%
Meta Platforms, Inc.	2.0%
Tesla Motors, Inc.	1.6%
Berkshire Hathaway, Inc.	1.3%

Top Sectors	(%)
Information Technology	31.6%
Financials	10.8%
Communication Services	9.9%
Consumer Discretionary	9.0%
Government	8.8%
Industrials	7.9%
Health Care	7.7%
Consumer Staples	4.5%
Energy	3.2%
Cash & Other	6.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	PAGE 1	TSR-SAR-69374H436

Pacer PE/VC ETF
PEVC (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer PE/VC ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer PE/VC ETF	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,299,750	Portfolio Turnover	58%
Number of Holdings	221	30-Day SEC Yield	0.35%
Net Advisory Fee	$13,625	30-Day SEC Yield Unsubsidized	0.35%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Alphabet, Inc.	4.9%
Microsoft Corp.	4.0%
Meta Platforms, Inc.	3.8%
Broadcom, Inc.	3.5%
NVIDIA Corp.	3.2%
Amazon.com, Inc.	3.1%
Apple, Inc.	3.0%
EA16345NIP Basket	2.4%
Berkshire Hathaway, Inc.	2.2%
Mastercard, Inc.	2.1%

Top Sectors	(%)
Information Technology	33.4%
Communication Services	12.8%
Financials	11.4%
Industrials	8.0%
Consumer Discretionary	7.7%
Health Care	5.4%
Consumer Staples	5.4%
Energy	2.3%
Materials	2.2%
Cash & Other	11.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer PE/VC ETF	PAGE 1	TSR-SAR-69374H253

Pacer S&P 500 Quality FCF Aristocrats ETF
LCOW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer S&P 500 Quality FCF Aristocrats ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer S&P 500 Quality FCF Aristocrats ETF	$25	0.49%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,985,375
Number of Holdings	100
Net Advisory Fee	$41,478
Portfolio Turnover	10%
30-Day SEC Yield	0.79%
30-Day SEC Yield Unsubsidized	0.79%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Sectors	(%)
Information Technology	41.6%
Financials	17.4%
Health Care	15.5%
Communication Services	11.0%
Consumer Staples	5.3%
Consumer Discretionary	5.2%
Industrials	3.5%
Energy	0.4%
Cash & Other	0.1%

Top 10 Issuers	(%)
Alphabet, Inc.	5.8%
Broadcom, Inc.	5.7%
NVIDIA Corp.	5.2%
Microsoft Corp.	5.2%
Visa, Inc.	5.1%
Apple, Inc.	5.0%
Meta Platforms, Inc.	4.8%
Mastercard, Inc.	4.7%
AbbVie, Inc.	4.3%
Johnson & Johnson	3.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer S&P 500 Quality FCF Aristocrats ETF	PAGE 1	TSR-SAR-69374H238

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer S&P 500 Quality FCF Aristocrats ETF	PAGE 2	TSR-SAR-69374H238

Pacer S&P 500 Quality FCF High Dividend ETF
QFHD (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer S&P 500 Quality FCF High Dividend ETF for the period of January 12, 2026, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer S&P 500 Quality FCF High Dividend ETF	$15	0.49%
*	Amount shown reflects the expenses of the Fund from January 12, 2026 (inception date) through April 30, 2026. Expenses would be higher if the Fund had been in operations for a full year.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$531,305
Number of Holdings	100
Net Advisory Fee	$1,236
Portfolio Turnover	13%
30-Day SEC Yield	2.69%
30-Day SEC Yield Unsubsidized	2.69%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Sectors	(%)
Financials	21.8%
Consumer Staples	15.0%
Industrials	13.0%
Utilities	11.6%
Energy	8.1%
Health Care	8.1%
Information Technology	6.9%
Consumer Discretionary	6.0%
Materials	5.5%
Cash & Other	4.0%

Top 10 Issuers	(%)
United Parcel Service, Inc.	2.3%
LyondellBasell Industries NV	2.1%
Campbell’s Co.	2.1%
T Rowe Price Group, Inc.	2.0%
Skyworks Solutions, Inc.	2.0%
Pfizer, Inc.	2.0%
Altria Group, Inc.	1.9%
Prudential Financial, Inc.	1.9%
Best Buy Co., Inc.	1.8%
General Mills, Inc.	1.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer S&P 500 Quality FCF High Dividend ETF	PAGE 1	TSR-SAR-69374H188

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer S&P 500 Quality FCF High Dividend ETF	PAGE 2	TSR-SAR-69374H188

Pacer S&P 500 Quality FCF R&D Leaders ETF
QFRD (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer S&P 500 Quality FCF R&D Leaders ETF for the period of January 12, 2026, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer S&P 500 Quality FCF R&D Leaders ETF	$15	0.49%
*	Amount shown reflects the expenses of the Fund from January 12, 2026 (inception date) through April 30, 2026. Expenses would be higher if the Fund had been in operations for a full year.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,010,910
Number of Holdings	50
Net Advisory Fee	$1,380
Portfolio Turnover	23%
30-Day SEC Yield	0.33%
30-Day SEC Yield Unsubsidized	0.33%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Sectors	(%)
Information Technology	58.1%
Health Care	25.1%
Communication Services	8.8%
Consumer Discretionary	4.4%
Financials	3.5%
Cash & Other	0.1%

Top 10 Issuers	(%)
Synopsys, Inc.	3.7%
Cadence Design System, Inc.	3.7%
Datadog, Inc.	3.7%
Coinbase Global, Inc.	3.5%
Incyte Corp.	3.2%
Workday, Inc.	3.1%
Advanced Micro Devices, Inc.	3.1%
Electronic Arts, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	3.0%
QUALCOMM, Inc.	2.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer S&P 500 Quality FCF R&D Leaders ETF	PAGE 1	TSR-SAR-69374H170

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer S&P 500 Quality FCF R&D Leaders ETF	PAGE 2	TSR-SAR-69374H170

Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
MCOW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer S&P MidCap 400 Quality FCF Aristocrats ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF	$24	0.49%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$984,921
Number of Holdings	80
Net Advisory Fee	$2,383
Portfolio Turnover	33%
30-Day SEC Yield	0.31%
30-Day SEC Yield Unsubsidized	0.31%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Sectors	(%)
Information Technology	33.9%
Industrials	29.5%
Health Care	14.1%
Consumer Discretionary	7.9%
Financials	4.3%
Energy	4.1%
Communication Services	2.6%
Materials	1.9%
Consumer Staples	1.6%
Cash & Other	0.1%

Top 10 Issuers	(%)
Everpure, Inc.	4.9%
Lattice Semiconductor Corp.	3.8%
Docusign, Inc.	3.2%
Rambus, Inc.	3.1%
Manhattan Associates, Inc.	2.8%
Medpace Holdings, Inc.	2.8%
Sterling Infrastructure, Inc.	2.8%
Mueller Industries, Inc.	2.5%
DT Midstream, Inc.	2.5%
Exelixis, Inc.	2.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF	PAGE 1	TSR-SAR-69374H212

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF	PAGE 2	TSR-SAR-69374H212

Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
SCOW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF	$30	0.59%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,543,386
Number of Holdings	80
Net Advisory Fee	$3,542
Portfolio Turnover	44%
30-Day SEC Yield	0.45%
30-Day SEC Yield Unsubsidized	0.45%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Sectors	(%)
Financials	21.2%
Information Technology	19.5%
Consumer Discretionary	17.6%
Industrials	11.4%
Energy	9.6%
Health Care	9.5%
Communication Services	9.3%
Utilities	1.1%
Consumer Staples	0.5%
Cash & Other	0.3%

Top 10 Issuers	(%)
Jackson Financial, Inc.	5.1%
Etsy, Inc.	4.1%
Magnolia Oil & Gas Corp.	4.1%
Match Group, Inc.	4.0%
MarketAxess Holdings, Inc.	3.8%
Enova International, Inc.	3.4%
Bread Financial Holdings, Inc.	2.9%
Corcept Therapeutics, Inc.	2.7%
Paycom Software, Inc.	2.7%
Box, Inc.	2.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF	PAGE 1	TSR-SAR-69374H220

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF	PAGE 2	TSR-SAR-69374H220

Pacer Solactive Whitney Future of Warfare ETF
FOWF (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Solactive Whitney Future of Warfare ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Solactive Whitney Future of Warfare ETF	$25	0.49%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$14,804,989	Portfolio Turnover	10%
Number of Holdings	86	30-Day SEC Yield	0.84%
Net Advisory Fee	$25,228	30-Day SEC Yield Unsubsidized	0.84%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
General Dynamics Corp.	7.5%
Boeing Co.	7.5%
RTX Corp.	6.7%
Lockheed Martin Corp.	6.4%
Northrop Grumman Corp.	5.6%
BAE Systems PLC	4.0%
L3Harris Technologies, Inc.	3.2%
Dell Technologies, Inc.	2.1%
Leidos Holdings, Inc.	2.1%
Honeywell International, Inc.	1.7%

Top Sectors	(%)
Industrials	64.1%
Information Technology	27.1%
Communication Services	5.8%
Consumer Discretionary	2.0%
Materials	0.8%
Cash & Other	0.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Solactive Whitney Future of Warfare ETF	PAGE 1	TSR-SAR-69374H261

Pacer Swan SOS Conservative (April) ETF
PSCW (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Swan SOS Conservative (April) ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Conservative (April) ETF	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$60,593,534	Portfolio Turnover	0%
Number of Holdings	4	30-Day SEC Yield	-0.57%
Net Advisory Fee	$195,343	30-Day SEC Yield Unsubsidized	-0.57%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	107.7%
Written Options	-8.1%
Cash & Other	0.4%

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $7.15	105.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $617.82	2.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $455.24 (Short)	-0.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $735.40 (Short)	-7.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Conservative (April) ETF	PAGE 1	TSR-SAR-69374H543

Pacer Swan SOS Conservative (January) ETF
PSCX (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Swan SOS Conservative (January) ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Conservative (January) ETF	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$46,421,417	Portfolio Turnover	0%
Number of Holdings	4	30-Day SEC Yield	-0.57%
Net Advisory Fee	$118,448	30-Day SEC Yield Unsubsidized	-0.57%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	103.5%
Written Options	-3.9%
Cash & Other	0.4%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $7.50	100.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $647.82	2.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $477.34 (Short)	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $763.55 (Short)	-3.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Conservative (January) ETF	PAGE 1	TSR-SAR-69374H584

Pacer Swan SOS Conservative (July) ETF
PSCJ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Swan SOS Conservative (July) ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Conservative (July) ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$41,230,760	Portfolio Turnover	0%
Number of Holdings	4	30-Day SEC Yield	-0.57%
Net Advisory Fee	$122,299	30-Day SEC Yield Unsubsidized	-0.57%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	105.2%
Written Options	-5.6%
Cash & Other	0.4%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.80	105.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $586.96	0.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $432.50 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $693.41 (Short)	-5.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Conservative (July) ETF	PAGE 1	TSR-SAR-69374H535

Pacer Swan SOS Conservative (October) ETF
PSCQ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Swan SOS Conservative (October) ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Conservative (October) ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$47,283,951	Portfolio Turnover	0%
Number of Holdings	4	30-Day SEC Yield	-0.57%
Net Advisory Fee	$139,341	30-Day SEC Yield Unsubsidized	-0.57%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	103.1%
Written Options	-3.3%
Cash & Other	0.2%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.33	101.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $632.87	1.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $466.33 (Short)	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $743.52 (Short)	-3.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Conservative (October) ETF	PAGE 1	TSR-SAR-69374H527

Pacer Swan SOS Flex (April) ETF
PSFM (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Swan SOS Flex (April) ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Flex (April) ETF	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,213,664	Portfolio Turnover	0%
Number of Holdings	5	30-Day SEC Yield	-0.57%
Net Advisory Fee	$63,533	30-Day SEC Yield Unsubsidized	-0.57%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	107.5%
Written Options	-8.0%
Cash & Other	0.5%

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $7.28	103.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $650.34	3.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $390.20	0.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $520.27 (Short)	-2.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $755.50 (Short)	-5.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Flex (April) ETF	PAGE 1	TSR-SAR-69374H477

Pacer Swan SOS Flex (January) ETF
PSFD (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Swan SOS Flex (January) ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Flex (January) ETF	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$58,312,921	Portfolio Turnover	0%
Number of Holdings	5	30-Day SEC Yield	-0.56%
Net Advisory Fee	$155,366	30-Day SEC Yield Unsubsidized	-0.56%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	104.0%
Written Options	-4.4%
Cash & Other	0.4%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $7.64	100.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.92	3.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $409.15	0.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $545.54 (Short)	-2.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $779.43 (Short)	-2.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Flex (January) ETF	PAGE 1	TSR-SAR-69374H576

Pacer Swan SOS Flex (July) ETF
PSFJ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Swan SOS Flex (July) ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Flex (July) ETF	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$34,471,712	Portfolio Turnover	0%
Number of Holdings	5	30-Day SEC Yield	-0.57%
Net Advisory Fee	$108,069	30-Day SEC Yield Unsubsidized	-0.57%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	103.8%
Written Options	-4.3%
Cash & Other	0.5%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.92	103.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.85	0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $370.71	0.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $494.28 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $704.97 (Short)	-4.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Flex (July) ETF	PAGE 1	TSR-SAR-69374H469

Pacer Swan SOS Flex (October) ETF
PSFO (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Swan SOS Flex (October) ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Flex (October) ETF	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$44,702,942	Portfolio Turnover	0%
Number of Holdings	5	30-Day SEC Yield	-0.56%
Net Advisory Fee	$122,791	30-Day SEC Yield Unsubsidized	-0.56%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	102.5%
Written Options	-3.0%
Cash & Other	0.5%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.46	100.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.18	2.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $399.71	0.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $532.94 (Short)	-1.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $757.65 (Short)	-2.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Flex (October) ETF	PAGE 1	TSR-SAR-69374H451

Pacer Swan SOS Fund of Funds ETF
PSFF (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Swan SOS Fund of Funds ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Fund of Funds ETF	$6	0.12%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$567,486,947	Portfolio Turnover	0%
Number of Holdings	12	30-Day SEC Yield	-0.10%
Net Advisory Fee	$325,394	30-Day SEC Yield Unsubsidized	-0.10%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Affiliated Exchange Traded Funds	99.6%
Cash & Other	0.4%

Top Holdings	(%)
Pacer Swan SOS Moderate (October) ETF	15.0%
Pacer Swan SOS Moderate (January) ETF	14.0%
Pacer Swan SOS Moderate (July) ETF	13.0%
Pacer Swan SOS Moderate (April) ETF	12.9%
Pacer Swan SOS Conservative (April) ETF	9.2%
Pacer Swan SOS Conservative (October) ETF	7.3%
Pacer Swan SOS Conservative (July) ETF	6.2%
Pacer Swan SOS Flex (January) ETF	5.7%
Pacer Swan SOS Flex (October) ETF	5.1%
Pacer Swan SOS Conservative (January) ETF	4.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Fund of Funds ETF	PAGE 1	TSR-SAR-69374H568

Pacer Swan SOS Moderate (April) ETF
PSMR (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Swan SOS Moderate (April) ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Moderate (April) ETF	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$86,281,778	Portfolio Turnover	0%
Number of Holdings	4	30-Day SEC Yield	-0.57%
Net Advisory Fee	$252,752	30-Day SEC Yield Unsubsidized	-0.57%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	108.1%
Written Options	-8.5%
Cash & Other	0.4%

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $7.22	104.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $650.41	3.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $552.79 (Short)	-1.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $739.89 (Short)	-7.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Moderate (April) ETF	PAGE 1	TSR-SAR-69374H519

Pacer Swan SOS Moderate (January) ETF
PSMD (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Swan SOS Moderate (January) ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Moderate (January) ETF	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$93,283,080	Portfolio Turnover	0%
Number of Holdings	4	30-Day SEC Yield	-0.57%
Net Advisory Fee	$252,081	30-Day SEC Yield Unsubsidized	-0.57%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	104.1%
Written Options	-4.6%
Cash & Other	0.5%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $7.57	100.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.99	3.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $579.63 (Short)	-1.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $764.77 (Short)	-3.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Moderate (January) ETF	PAGE 1	TSR-SAR-69374H550

Pacer Swan SOS Moderate (July) ETF
PSMJ (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Swan SOS Moderate (July) ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Moderate (July) ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$88,134,037	Portfolio Turnover	0%
Number of Holdings	4	30-Day SEC Yield	-0.57%
Net Advisory Fee	$263,675	30-Day SEC Yield Unsubsidized	-0.57%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	105.2%
Written Options	-5.7%
Cash & Other	0.5%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.86	104.8%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.91	0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.17 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $693.23 (Short)	-5.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Moderate (July) ETF	PAGE 1	TSR-SAR-69374H493

Pacer Swan SOS Moderate (October) ETF
PSMO (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer Swan SOS Moderate (October) ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Swan SOS Moderate (October) ETF	$30	0.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$98,636,956	Portfolio Turnover	0%
Number of Holdings	4	30-Day SEC Yield	-0.57%
Net Advisory Fee	$284,617	30-Day SEC Yield Unsubsidized	-0.57%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Purchased Options	103.1%
Written Options	-3.5%
Cash & Other	0.4%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.39	101.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.25	2.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.25 (Short)	-0.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $745.06 (Short)	-2.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Moderate (October) ETF	PAGE 1	TSR-SAR-69374H485

Pacer US Cash Cows Bond ETF
MILK (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Pacer US Cash Cows Bond ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer US Cash Cows Bond ETF	$24	0.49%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,590,329	Portfolio Turnover	6%
Number of Holdings	102	30-Day SEC Yield	5.48%
Net Advisory Fee	$26,544	30-Day SEC Yield Unsubsidized	5.48%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Occidental Petroleum Corp.	4.1%
Expand Energy Corp.	4.0%
Pilgrim’s Pride Corp.	4.0%
Altria Group, Inc.	3.9%
HCA, Inc.	3.8%
TransDigm, Inc.	3.5%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV	3.4%
Kraft Heinz Foods Co.	3.4%
Ford Motor Credit Co. LLC	3.0%
Diamondback Energy, Inc.	3.0%

Top Sectors	(%)
Energy	20.2%
Health Care	19.2%
Consumer Discretionary	16.6%
Consumer Staples	16.1%
Information Technology	15.1%
Communication Services	5.6%
Industrials	3.5%
Cash & Other	3.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Cash Cows Bond ETF	PAGE 1	TSR-SAR-69374H279

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Pacer Funds
Pacer ActiveAlpha India Quality ETF Ticker: INDQ
Pacer American Energy Infrastructure ETF Ticker: USAI
Pacer BlueStar Digital Entertainment ETF Ticker: ODDS
Pacer Bluestar Engineering the Future ETF Ticker: BULD
Pacer Cash Cowz 100-Nasdaq 100 Rotator ETF Ticker: QQWZ
Pacer Developed Markets Cash Cows Growth Leaders ETF Ticker: EAFG
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF Ticker: QSIX
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF Ticker: QDPL
Pacer PE/VC ETF Ticker: PEVC
Pacer S&P 500 Quality FCF Aristocrats ETF Ticker: LCOW
Pacer S&P 500 Quality FCF High Dividend ETF Ticker: QFHD
Pacer S&P 500 Quality FCF R&D Leaders ETF Ticker: QFRD
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF Ticker: MCOW
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF Ticker: SCOW
Pacer Solactive Whitney Future of Warfare ETF Ticker: FOWF
Pacer Swan SOS Conservative (April) ETF Ticker: PSCW
Pacer Swan SOS Conservative (January) ETF Ticker: PSCX
Pacer Swan SOS Conservative (July) ETF Ticker: PSCJ
Pacer Swan SOS Conservative (October) ETF Ticker: PSCQ
Pacer Swan SOS Flex (April) ETF Ticker: PSFM
Pacer Swan SOS Flex (January) ETF Ticker: PSFD
Pacer Swan SOS Flex (July) ETF Ticker: PSFJ
Pacer Swan SOS Flex (October) ETF Ticker: PSFO
Pacer Swan SOS Fund of Funds ETF Ticker: PSFF
Pacer Swan SOS Moderate (April) ETF Ticker: PSMR
Pacer Swan SOS Moderate (January) ETF Ticker: PSMD
Pacer Swan SOS Moderate (July) ETF Ticker: PSMJ
Pacer Swan SOS Moderate (October) ETF Ticker: PSMO
Pacer US Cash Cows Bond ETF Ticker: MILK
Core Financial Statements
April 30, 2026

Pacer ActiveAlpha India Quality ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 4.5%
Indus Towers Ltd.(a)	10,997	$47,498
Consumer Discretionary - 20.6%
Bajaj Auto Ltd.	312	32,852
Eicher Motors Ltd.	690	51,681
Hero MotoCorp Ltd.	909	48,834
Maruti Suzuki India Ltd.	223	31,281
Titan Co. Ltd.	1,149	53,086
		217,734
Consumer Staples - 12.3%
Avenue Supermarts Ltd.(a)(b)	655	31,648
Britannia Industries Ltd.	511	30,828
Marico Ltd.	3,751	30,628
Nestle India Ltd.	2,386	36,667
		129,771
Energy - 3.0%
Coal India Ltd.	6,257	31,739
Financials - 13.1%
AU Small Finance Bank Ltd.(b)	3,253	34,820
Bank of Maharashtra	44,060	36,380
Canara Bank	22,175	31,459
Nippon Life India Asset Management Ltd.(b)	3,384	36,008
		138,667
Health Care - 16.1%
Alkem Laboratories Ltd.	443	25,204
Dr Lal PathLabs Ltd.(b)	2,124	30,596
Dr Reddy's Laboratories Ltd.	3,750	52,267
JB Chemicals & Pharmaceuticals Ltd.	1,380	29,710
Natco Pharma Ltd.	2,830	32,671
		170,448
Industrials - 16.8%
Astral Ltd.	2,917	47,012
Cummins India Ltd.	612	33,958
Polycab India Ltd.	395	33,753
Timken India Ltd.	694	25,071
Zen Technologies Ltd.	2,115	37,238
		177,032

	Shares	Value
Materials - 13.6%
APL Apollo Tubes Ltd.	1,419	$28,481
Hindustan Copper Ltd.	5,724	32,255
National Aluminium Co. Ltd.	11,583	48,729
NMDC Ltd.	35,826	34,111
		143,576
TOTAL COMMON STOCKS (Cost $986,142)		1,056,465
TOTAL INVESTMENTS - 100.0% (Cost $986,142)		$1,056,465
Liabilities in Excess of Other Assets - (0.0)%(c)		(194)
TOTAL NET ASSETS - 100.0%		$1,056,271

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $133,072 or 12.6% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Pacer American Energy Infrastructure ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Energy - 99.8%(a)
Antero Midstream Corp.(b)	79,781	$1,744,013
Antero Resources Corp.(c)	32,132	1,261,502
Archrock, Inc.	46,436	1,799,395
BKV Corp.(c)	2,910	91,752
Cheniere Energy, Inc.	27,183	7,473,966
CNX Resources Corp.(c)	15,591	606,646
Comstock Resources, Inc.(c)	8,665	150,944
Coterra Energy, Inc.	82,952	2,978,806
DT Midstream, Inc.(b)	18,312	2,709,993
Enbridge, Inc.	144,038	7,988,974
Energy Transfer LP	409,492	8,267,643
Enterprise Products Partners LP	204,805	7,925,954
EQT Corp.	68,235	4,099,559
Excelerate Energy, Inc. - Class A	32,224	1,124,618
Expand Energy Corp.	26,041	2,660,088
Genesis Energy LP	34,974	608,198
Gibson Energy, Inc.	65,155	1,426,997
Gulfport Energy Corp.(c)	1,713	329,821
Hess Midstream LP - Class A	39,292	1,536,317
Keyera Corp.	50,812	1,963,127
Kinder Morgan, Inc.	135,727	4,461,346
Kinetik Holdings, Inc.(b)	27,132	1,371,251
Kodiak Gas Services, Inc.	26,299	1,783,072
MPLX LP	59,859	3,368,266
NextDecade Corp.(b)(c)	416,267	3,259,371
ONEOK, Inc.(b)	50,886	4,704,920
Pembina Pipeline Corp.	84,734	3,944,293
Plains GP Holdings LP - Class A	64,146	1,568,370
Range Resources Corp.	25,947	1,128,695
Targa Resources Corp.	19,079	4,962,066
TC Energy Corp.	117,160	7,855,805
Venture Global, Inc. - Class A(b)	279,844	3,713,530
Western Midstream Partners LP(b)	42,811	1,861,422
Williams Cos., Inc.	106,051	8,092,752
TOTAL COMMON STOCKS (Cost $80,176,208)		108,823,472

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	14,616,236	$14,616,236
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,616,236)		14,616,236
TOTAL INVESTMENTS - 113.2% (Cost $94,792,444)		$123,439,708
Liabilities in Excess of Other Assets - (13.2)%		(14,382,459)
TOTAL NET ASSETS - 100.0%		$109,057,249

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $14,550,785.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

Pacer BlueStar Digital Entertainment ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 42.2%(a)
Capcom Co. Ltd.	2,589	$54,571
CD Projekt SA	737	55,964
China Ruyi Holdings Ltd.(b)	180,974	33,729
Electronic Arts, Inc.	616	124,660
Hacksaw AB(b)	11,158	102,271
International Games System Co. Ltd.	2,428	57,320
Kingsoft Corp. Ltd.	14,198	41,323
Koei Tecmo Holdings Co. Ltd.	3,471	34,044
Konami Group Corp.	518	62,475
Krafton, Inc.	313	55,923
NC Corp.	293	53,436
NetEase, Inc. - ADR	1,269	149,120
Nexon Co. Ltd.	2,464	41,550
Nintendo Co. Ltd.	3,106	152,362
Pearl Abyss Corp.(b)	1,001	39,751
ROBLOX Corp. - Class A(b)	1,919	106,044
Square Enix Holdings Co. Ltd.	2,636	41,330
Take-Two Interactive Software, Inc.(b)	490	104,742
Tencent Holdings Ltd.	4,479	267,468
Vivendi SE	18,553	43,201
XD, Inc.	4,723	37,621
		1,658,905
Consumer Discretionary - 54.7%(a)
Aristocrat Leisure Ltd.	2,399	81,547
Bandai Namco Holdings, Inc.	2,636	60,944
Betsson AB	8,090	82,108
Better Collective AS(b)	2,843	43,696
DraftKings, Inc.(b)	12,357	288,165
Entain PLC	21,831	161,258
Evoke PLC(b)	61,471	32,451
Evolution AB(c)	5,079	352,657
Flutter Entertainment PLC(b)	2,883	311,162
GameStop Corp.(b)(d)	2,468	61,577
Genius Sports Ltd.(b)	15,314	66,769
Jumbo Interactive Ltd.	8,239	43,833
Kambi Group PLC(b)	3,972	68,691
Playtech PLC	18,836	93,422
PointsBet Holdings Ltd.(b)	995	730
Rank Group PLC	25,892	33,530
Rush Street Interactive, Inc.(b)	5,040	141,624
Sportradar Group AG(b)	6,234	81,354
Super Group SGHC Ltd.	11,065	143,402
		2,148,920
Information Technology - 2.9%
Micro-Star International Co. Ltd.	14,681	45,269
Unity Software, Inc.(b)	2,634	69,591
		114,860
TOTAL COMMON STOCKS (Cost $4,762,376)		3,922,685

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(e)	59,009	$59,009
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost$59,009)		59,009
TOTAL INVESTMENTS - 101.3% (Cost $4,821,385)		$3,981,694
Liabilities in Excess of Other Assets - (1.3)%		(52,116)
TOTAL NET ASSETS - 100.0%		$3,929,578

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $352,657 or 9.0% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $58,308.
(e)
The rate shown represents the 7-day annualized yield as of
April 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

Pacer BlueStar Engineering the Future ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 0.8%
Denso Corp.	3,154	$37,889
Energy - 0.2%
Oceaneering International, Inc.(a)	290	10,887
Health Care - 0.7%
BICO Group AB(a)	14,496	33,686
Industrials - 30.9%(b)
3D Systems Corp.(a)	95,513	234,962
Amada Co. Ltd.	819	13,740
ANDRITZ AG	170	14,418
ATS Corp.(a)	273	8,859
Daifuku Co. Ltd.	632	27,344
Emerson Electric Co.	764	107,296
FANUC Corp.	1,112	48,786
IMI PLC	496	18,818
Kadant, Inc.	26	7,621
Konecranes Oyj	480	15,732
Krones AG	54	7,817
Lincoln Electric Holdings, Inc.	91	24,115
Nano Dimension Ltd. - ADR(a)	107,043	185,184
Proto Labs, Inc.(a)	6,460	418,673
Rockwell Automation, Inc.	152	62,154
Stratasys Ltd.(a)	31,848	282,492
Symbotic, Inc.(a)(c)	145	8,570
UBTech Robotics Corp. Ltd. - Class H(a)	800	10,825
Yaskawa Electric Corp.	435	15,323
		1,512,729
Information Technology - 67.2%(b)
Advantest Corp.	516	93,055
Amkor Technology, Inc.	202	14,090
Applied Materials, Inc.	1,025	404,352
Argo Graphics, Inc.	7,094	60,933
ASM International NV	70	68,203
ASML Holding NV(c)	302	434,575
Autodesk, Inc.(a)	1,129	267,573
Axcelis Technologies, Inc.(a)	89	12,381
Azbil Corp.	1,138	10,123
BE Semiconductor Industries NV	130	37,697
Belden, Inc.(c)	82	9,223
Bentley Systems, Inc. - Class B(c)	3,172	103,471
Camtek Ltd.(a)(c)	81	15,546
Dassault Systemes SE	7,104	159,125
Disco Corp.	128	60,453
Keyence Corp.	314	142,868
KLA Corp.	154	269,554
Kokusai Electric Corp.	329	13,391
Kulicke & Soffa Industries, Inc.	164	14,022
Lam Research Corp.	1,597	411,802
Lasertec Corp.	146	39,774

	Shares	Value
Materialise NV - ADR(a)	9,428	$51,760
Nemetschek SE	1,285	93,155
Nova Ltd.(a)(c)	41	20,518
Omron Corp.	427	15,186
Onto Innovation, Inc.(a)	89	26,260
PTC, Inc.(a)	1,084	147,749
Renishaw PLC	163	10,485
SCREEN Holdings Co. Ltd.	326	21,282
Teradyne, Inc.	213	73,159
Tokyo Electron Ltd.	539	152,683
Tokyo Seimitsu Co. Ltd.	112	12,243
Yokogawa Electric Corp.	425	14,816
		3,281,507
TOTAL COMMON STOCKS (Cost $4,086,182)		4,876,698
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	267,361	267,361
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $267,361)		267,361
TOTAL INVESTMENTS - 105.3% (Cost $4,353,543)		$5,144,059
Liabilities in Excess of Other Assets - (5.3)%		(259,052)
TOTAL NET ASSETS - 100.0%		$4,885,007

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $265,049.
(d)	The rate shown represents the 7-day annualized yield as of
April 30, 2026.
The accompanying notes are an integral part of these financial statements.

4

Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Communication Services - 14.9%
Alphabet, Inc. - Class A	3,115	$1,198,652
Alphabet, Inc. - Class C	2,908	1,110,682
Charter Communications, Inc. - Class A(a)	188	31,052
Comcast Corp. - Class A	5,328	144,069
Electronic Arts, Inc.	372	75,282
Meta Platforms, Inc. - Class A	1,576	964,370
Netflix, Inc.(a)	6,269	586,841
Take-Two Interactive Software, Inc.(a)	275	58,784
T-Mobile US, Inc.	1,636	319,838
Warner Bros Discovery, Inc.(a)	3,682	99,598
		4,589,168
Consumer Discretionary - 12.1%
Airbnb, Inc. - Class A(a)	629	88,287
Amazon.com, Inc.(a)	5,750	1,524,095
Booking Holdings, Inc.	1,176	197,991
DoorDash, Inc. - Class A(a)	609	102,708
Marriott International, Inc. - Class A	393	142,144
MercadoLibre, Inc.(a)	75	134,447
O'Reilly Automotive, Inc.(a)	1,245	123,753
PDD Holdings, Inc. - ADR(a)	992	99,081
Ross Stores, Inc.	480	109,339
Starbucks Corp.	1,691	178,113
Tesla Motors, Inc.(a)	2,668	1,018,189
		3,718,147
Consumer Staples - 7.6%
Coca-Cola Europacific Partners PLC	680	64,308
Costco Wholesale Corp.	659	668,575
Keurig Dr Pepper, Inc.	2,017	59,300
Mondelez International, Inc. - Class A	1,903	116,920
Monster Beverage Corp.(a)	1,452	111,906
PepsiCo, Inc.	2,029	321,576
The Kraft Heinz Co.	1,757	39,814
Walmart, Inc.	7,210	951,215
		2,333,614
Energy - 0.6%
Baker Hughes Co.	1,467	102,206
Diamondback Energy, Inc.	419	86,159
		188,365
Financials - 0.2%
PayPal Holdings, Inc.	1,367	68,541
Health Care - 4.2%
Alnylam Pharmaceuticals, Inc.(a)	197	60,970
Amgen, Inc.	800	277,000
DexCom, Inc.(a)	571	34,003
GE HealthCare Technologies, Inc.	677	41,189
Gilead Sciences, Inc.	1,843	241,138
IDEXX Laboratories, Inc.(a)	118	66,174
Insmed, Inc.(a)	320	43,626
Intuitive Surgical, Inc.(a)	527	241,160
Regeneron Pharmaceuticals, Inc.	154	108,887
Vertex Pharmaceuticals, Inc.(a)	377	161,122
		1,275,269

	Shares	Value
Industrials - 3.6%
Automatic Data Processing, Inc.	598	$126,740
Axon Enterprise, Inc.(a)	119	47,809
Cintas Corp.	594	103,778
Copart, Inc.(a)	1,437	47,579
CSX Corp.	2,761	125,432
Fastenal Co.	1,705	76,606
Ferrovial SE	1,068	73,596
Honeywell International, Inc.	944	202,328
Old Dominion Freight Line, Inc.	309	65,641
PACCAR, Inc.	781	92,783
Paychex, Inc.	533	49,372
Thomson Reuters Corp.	660	63,155
Verisk Analytics, Inc.	205	37,820
		1,112,639
Information Technology - 53.3%(b)
Adobe, Inc.(a)	605	148,890
Advanced Micro Devices, Inc.(a)	2,403	851,839
Analog Devices, Inc.	725	291,638
Apple, Inc.	7,873	2,136,339
Applied Materials, Inc.	1,178	464,709
AppLovin Corp. - Class A(a)	456	203,536
ARM Holdings PLC - ADR(a)	207	43,536
ASML Holding NV	131	188,508
Autodesk, Inc.(a)	315	74,655
Broadcom, Inc.	2,535	1,058,185
Cadence Design System, Inc.(a)	410	135,132
Cisco Systems, Inc.	5,864	536,556
Cognizant Technology Solutions Corp. - Class A	710	37,559
Crowdstrike Holdings, Inc. - Class A(a)	374	166,710
Datadog, Inc. - Class A(a)	488	64,509
Fortinet, Inc.(a)	1,099	92,657
Intel Corp.(a)	7,416	700,664
Intuit, Inc.	411	159,673
KLA Corp.	195	341,318
Lam Research Corp.	1,854	478,072
Marvell Technology, Inc.	1,293	213,539
Microchip Technology, Inc.	803	74,607
Micron Technology, Inc.	1,659	857,968
Microsoft Corp.	3,978	1,622,149
Monolithic Power Systems, Inc.	73	117,852
NVIDIA Corp.	13,038	2,601,994
NXP Semiconductors NV	375	110,096
Palantir Technologies, Inc. - Class A(a)	3,402	473,252
Palo Alto Networks, Inc.(a)	1,211	217,157
QUALCOMM, Inc.	1,584	284,455
Roper Technologies, Inc.	153	54,286
Sandisk Corp.(a)	219	240,136
Seagate Technology Holdings PLC	324	218,259
Shopify, Inc. - Class A(a)	1,820	220,457
Strategy, Inc. - Class A(a)	466	77,100
Synopsys, Inc.(a)	284	137,058
Texas Instruments, Inc.	1,347	378,615
Western Digital Corp.	503	218,564

The accompanying notes are an integral part of these financial statements.

5

Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Workday, Inc. - Class A(a)	316	$38,678
Zscaler, Inc.(a)	239	31,233
		16,362,140
Materials - 1.1%
Linde PLC	688	344,784
Real Estate - 0.1%
CoStar Group, Inc.(a)	623	21,562
Utilities - 1.4%
American Electric Power Co., Inc.	803	110,099
Constellation Energy Corp.	537	168,081
Exelon Corp.	1,519	69,859
Xcel Energy, Inc.	926	76,812
		424,851
TOTAL COMMON STOCKS (Cost $30,347,715)		30,439,080
TOTAL INVESTMENTS - 99.1% (Cost $30,347,715)		$30,439,080
Other Assets in Excess of Liabilities - 0.9%		279,146
TOTAL NET ASSETS - 100.0%		$30,718,226

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

6

Pacer Developed Markets Cash Cows Growth Leaders ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Australia - 7.8%
Aristocrat Leisure Ltd.	292	$9,939
BHP Group Ltd.	994	38,444
CAR Group Ltd.	508	9,279
Computershare Ltd.	559	12,146
CSL Ltd.	97	8,685
Evolution Mining Ltd.	6,689	57,307
Fortescue Ltd.	1,616	22,861
Pro Medicus Ltd.	81	7,838
REA Group Ltd.	79	9,660
Transurban Group	1,653	16,661
WiseTech Global Ltd.	207	6,367
		199,187
Belgium - 2.1%
Anheuser-Busch InBev SA	373	28,193
UCB SA	90	24,421
		52,614
China - 1.6%
Yangzijiang Shipbuilding Holdings Ltd.	11,887	40,252
Denmark - 1.7%
Genmab AS(a)	78	20,703
Novonesis Novozymes B	229	14,059
Pandora AS	107	8,130
		42,892
Finland - 1.6%
Wartsila OYJ Abp	977	40,993
France - 2.6%
Dassault Systemes SE	436	9,771
Hermes International SCA	6	11,432
L'Oreal SA	34	14,607
LVMH Moet Hennessy Louis Vuitton SE	29	15,364
Sanofi SA	158	14,802
		65,976
Germany - 0.9%
Deutsche Telekom AG	460	14,885
SAP SE	50	8,538
		23,423
Hong Kong - 2.5%
CK Infrastructure Holdings Ltd.	3,077	25,810
Galaxy Entertainment Group Ltd.	3,048	12,904
Power Assets Holdings Ltd.	3,082	25,400
		64,114
Ireland - 0.4%
Experian PLC	262	9,587
Israel - 0.5%
Check Point Software Technologies Ltd.(a)	63	7,085
Monday.com Ltd.(a)	87	5,731
		12,816

	Shares	Value
Italy - 2.8%
Ferrari NV	30	$10,329
Moncler SpA	337	20,266
Prysmian SpA	279	41,897
		72,492
Japan - 29.1%(b)
Advantest Corp.	451	81,411
Astellas Pharma, Inc.	2,535	36,141
Capcom Co. Ltd.	528	11,140
Chugai Pharmaceutical Co. Ltd.	637	33,023
FANUC Corp.	1,094	48,042
Hoya Corp.	176	32,714
Inpex Corp.	1,305	34,593
JX Advanced Metals Corp.	4,071	124,557
Keyence Corp.	44	20,039
Lasertec Corp.	313	85,350
LY Corp.	4,166	10,972
Nexon Co. Ltd.	668	11,275
Obic Co. Ltd.	383	10,180
Recruit Holdings Co. Ltd.	225	10,496
Renesas Electronics Corp.	2,559	52,502
Sanrio Co. Ltd.	1,260	7,364
Shin-Etsu Chemical Co. Ltd.	658	30,455
Sony Group Corp.	541	10,758
Takeda Pharmaceutical Co. Ltd.	671	22,587
Tokyo Electron Ltd.	245	69,468
		743,067
Luxembourg - 1.8%
Tenaris SA	1,463	46,755
Mexico - 3.1%
Fresnillo PLC	1,790	78,796
Netherlands - 10.4%
Argenx SE(a)	24	18,816
ASM International NV	66	64,339
ASML Holding NV	47	67,430
BE Semiconductor Industries NV	258	74,853
Koninklijke KPN NV	3,929	21,046
Prosus NV	229	11,038
Wolters Kluwer NV	111	8,653
		266,175
New Zealand - 0.3%
Xero Ltd.(a)	130	7,491
Norway - 1.8%
Kongsberg Gruppen ASA	753	25,196
Kongsberg Maritime AS(a)	753	4,935
Telenor ASA	1,014	16,691
		46,822
Spain - 2.2%
Aena SME SA(c)	577	15,738
Amadeus IT Holding SA	156	8,972
Industria de Diseno Textil SA	510	30,275
		54,985

The accompanying notes are an integral part of these financial statements.

7

Pacer Developed Markets Cash Cows Growth Leaders ETF
Schedule of Investments
April 30, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Sweden - 3.4%
Atlas Copco AB - Class A	1,608	$30,339
Evolution AB(c)	155	10,785
Hexagon AB - Class B	1,412	15,177
Spotify Technology SA(a)	18	8,038
Tele2 AB - Class B	1,072	21,997
		86,336
Switzerland - 11.1%
Alcon AG	213	15,871
Cie Financiere Richemont SA	112	21,286
Galderma Group AG	85	17,819
Geberit AG	27	18,218
Givaudan SA	4	14,257
Logitech International SA	134	13,161
Novartis AG	188	27,887
Roche Holding AG	83	33,823
Sonova Holding AG	50	10,956
Swisscom AG	30	25,398
VAT Group AG(c)	113	84,314
		282,990
United Kingdom - 11.6%
Airtel Africa PLC(c)	9,129	44,049
AstraZeneca PLC	145	27,521
Auto Trader Group PLC(c)	1,294	8,734
British American Tobacco PLC	308	18,118
Haleon PLC	3,572	16,526
Halma PLC	499	29,924
Imperial Brands PLC	382	14,560
Informa PLC	1,259	13,579
Next PLC	107	18,848
Pearson PLC	923	13,583
Reckitt Benckiser Group PLC	249	15,843
RELX PLC	283	10,328
Rolls-Royce Holdings PLC	1,441	23,177
Sage Group PLC	892	10,642
Vodafone Group PLC	18,637	29,735
		295,167
TOTAL COMMON STOCKS (Cost $2,200,498)		2,532,930
TOTAL INVESTMENTS - 99.3% (Cost $2,200,498)		$2,532,930
Other Assets in Excess of Liabilities - 0.7%		16,877
TOTAL NET ASSETS - 100.0%		$2,549,807

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $163,620 or 6.4% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

8

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.3%
Communication Services - 13.8%
Alphabet, Inc. - Class A	1,682	$647,234
Alphabet, Inc. - Class C	1,571	600,028
Charter Communications, Inc. - Class A(a)(b)	101	16,682
Comcast Corp. - Class A	2,862	77,388
Electronic Arts, Inc.	201	40,676
Meta Platforms, Inc. - Class A	852	521,347
Netflix, Inc.(a)	3,368	315,278
Take-Two Interactive Software, Inc.(a)	148	31,637
T-Mobile US, Inc.	879	171,845
Warner Bros Discovery, Inc.(a)	1,978	53,505
		2,475,620
Consumer Discretionary - 11.2%
Airbnb, Inc. - Class A(a)	338	47,442
Amazon.com, Inc.(a)	3,102	822,216
Booking Holdings, Inc.	632	106,403
DoorDash, Inc. - Class A(a)	327	55,148
Marriott International, Inc. - Class A	211	76,317
MercadoLibre, Inc.(a)	40	71,705
O'Reilly Automotive, Inc.(a)	669	66,499
PDD Holdings, Inc. - ADR(a)	533	53,236
Ross Stores, Inc.	258	58,770
Starbucks Corp.	909	95,745
Tesla Motors, Inc.(a)	1,442	550,310
		2,003,791
Consumer Staples - 7.0%
Coca-Cola Europacific Partners PLC	365	34,518
Costco Wholesale Corp.	354	359,144
Keurig Dr Pepper, Inc.(b)	1,084	31,870
Mondelez International, Inc. - Class A(b)	1,022	62,792
Monster Beverage Corp.(a)	780	60,114
PepsiCo, Inc.	1,090	172,754
The Kraft Heinz Co.	944	21,391
Walmart, Inc.	3,898	514,263
		1,256,846
Energy - 0.6%
Baker Hughes Co.	788	54,900
Diamondback Energy, Inc.	226	46,472
		101,372
Financials - 0.2%
PayPal Holdings, Inc.	734	36,803
Health Care - 3.8%
Alnylam Pharmaceuticals, Inc.(a)	106	32,806
Amgen, Inc.	430	148,887
DexCom, Inc.(a)	307	18,282
GE HealthCare Technologies, Inc.(b)	364	22,146
Gilead Sciences, Inc.	990	129,532
IDEXX Laboratories, Inc.(a)(b)	64	35,891
Insmed, Inc.(a)(b)	172	23,449
Intuitive Surgical, Inc.(a)	283	129,504
Regeneron Pharmaceuticals, Inc.	83	58,686
Vertex Pharmaceuticals, Inc.(a)	204	87,185
		686,368

	Shares	Value
Industrials - 3.3%
Automatic Data Processing, Inc.	321	$68,033
Axon Enterprise, Inc.(a)	64	25,713
Cintas Corp.	319	55,733
Copart, Inc.(a)	772	25,561
CSX Corp.	1,483	67,373
Fastenal Co.(b)	916	41,156
Ferrovial SE	574	39,554
Honeywell International, Inc.	507	108,665
Old Dominion Freight Line, Inc.	166	35,263
PACCAR, Inc.	419	49,777
Paychex, Inc.	286	26,492
Thomson Reuters Corp.	355	33,970
Verisk Analytics, Inc.(b)	110	20,294
		597,584
Information Technology - 49.0%(c)
Adobe, Inc.(a)	325	79,983
Advanced Micro Devices, Inc.(a)	1,300	460,837
Analog Devices, Inc.	389	156,479
Apple, Inc.	4,242	1,151,067
Applied Materials, Inc.	633	249,712
AppLovin Corp. - Class A(a)	246	109,802
ARM Holdings PLC - ADR(a)(b)	111	23,346
ASML Holding NV	70	100,729
Autodesk, Inc.(a)	169	40,053
Broadcom, Inc.	1,370	571,879
Cadence Design System, Inc.(a)	220	72,510
Cisco Systems, Inc.	3,151	288,317
Cognizant Technology Solutions Corp. - Class A	381	20,155
Crowdstrike Holdings, Inc. - Class A(a)	202	90,041
Datadog, Inc. - Class A(a)	262	34,634
Fortinet, Inc.(a)	590	49,743
Intel Corp.(a)	3,984	376,408
Intuit, Inc.	222	86,247
KLA Corp.	105	183,787
Lam Research Corp.	996	256,829
Marvell Technology, Inc.	695	114,779
Microchip Technology, Inc.	434	40,323
Micron Technology, Inc.	898	464,410
Microsoft Corp.	2,145	874,688
Monolithic Power Systems, Inc.	39	62,962
NVIDIA Corp.	7,021	1,401,181
NXP Semiconductors NV	203	59,599
Palantir Technologies, Inc. - Class A(a)	1,828	254,293
Palo Alto Networks, Inc.(a)	651	116,737
QUALCOMM, Inc.	851	152,823
Roper Technologies, Inc.	82	29,094
Sandisk Corp.(a)	118	129,388
Seagate Technology Holdings PLC	174	117,213
Shopify, Inc. - Class A(a)	978	118,465
Strategy, Inc. - Class A(a)(b)	252	41,693
Synopsys, Inc.(a)	153	73,838
Texas Instruments, Inc.	724	203,502
Western Digital Corp.	270	117,320

The accompanying notes are an integral part of these financial statements.

9

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Workday, Inc. - Class A(a)	170	$20,808
Zscaler, Inc.(a)	128	16,727
		8,812,401
Materials - 1.0%
Linde PLC	370	185,422
Real Estate - 0.1%
CoStar Group, Inc.(a)(b)	335	11,594
Utilities - 1.3%
American Electric Power Co., Inc.	431	59,094
Constellation Energy Corp.	290	90,770
Exelon Corp.	816	37,528
Xcel Energy, Inc.(b)	498	41,309
		228,701
TOTAL COMMON STOCKS (Cost $13,716,178)		16,396,502
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	331,166	331,166
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $331,166)		331,166
TOTAL INVESTMENTS - 93.1% (Cost $14,047,344)		$16,727,668
Other Assets in Excess of Liabilities - 6.9%		1,240,747
TOTAL NET ASSETS - 100.0%		$17,968,415

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $330,422.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

10

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Schedule of Futures Contracts
April 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index	34	12/18/2026	$ 569,840	$ (3,333)
S&P 500 Annual Dividend Index	34	12/17/2027	588,200	5,841
S&P 500 Annual Dividend Index	34	12/15/2028	595,000	(8,239)
Net Unrealized Appreciation (Depreciation)				$ (5,731)

The accompanying notes are an integral part of these financial statements.

11

PACER METAURUS US LARGE CAP DIVIDEND MULTIPLIER 400 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.5%
Communication Services - 9.9%
Alphabet, Inc. - Class A	132,880	$51,132,224
Alphabet, Inc. - Class C	106,740	40,768,276
AT&T, Inc.	159,766	4,174,686
Charter Communications, Inc. - Class A(a)(b)	1,952	322,412
Comcast Corp. - Class A	81,900	2,214,576
EchoStar Corp. - Class A(a)(b)	3,060	376,808
Electronic Arts, Inc.	5,134	1,038,968
Fox Corp. - Class A	4,563	289,705
Fox Corp. - Class B	3,216	183,376
Live Nation Entertainment, Inc.(a)(b)	3,603	569,058
Meta Platforms, Inc. - Class A	49,918	30,545,323
Netflix, Inc.(a)	96,361	9,020,353
News Corp. - Class A	8,447	222,325
News Corp. - Class B(b)	2,782	84,795
Omnicom Group, Inc.	7,179	550,773
Paramount Skydance Corp.	7,073	72,427
Take-Two Interactive Software, Inc.(a)	3,965	847,558
TKO Group Holdings, Inc.	1,507	280,438
T-Mobile US, Inc.	10,812	2,113,746
Trade Desk, Inc. - Class A(a)	10,040	236,844
Verizon Communications, Inc.	96,245	4,622,647
Walt Disney Co.	40,431	4,194,716
Warner Bros Discovery, Inc.(a)	56,552	1,529,732
		155,391,766
Consumer Discretionary - 9.0%
Airbnb, Inc. - Class A(a)	9,664	1,356,439
Amazon.com, Inc.(a)	222,962	59,098,308
Aptiv PLC(a)	4,854	292,502
AutoZone, Inc.(a)	371	1,374,195
Best Buy Co., Inc.	4,432	268,092
Booking Holdings, Inc.	18,345	3,088,564
Carnival Corp.(a)	26,248	695,834
Carvana Co.(a)(b)	3,213	1,271,705
Chipotle Mexican Grill, Inc.(a)	29,725	1,010,353
Darden Restaurants, Inc.	2,623	526,069
Deckers Outdoor Corp.(a)	3,224	329,493
Domino’s Pizza, Inc.	697	236,576
DoorDash, Inc. - Class A(a)	8,528	1,438,247
DR Horton, Inc.	6,145	945,470
eBay, Inc.	10,302	1,066,051
Expedia Group, Inc.	2,665	661,906
Ford Motor Co.	89,430	1,080,314
Garmin Ltd.	3,728	936,250
General Motors Co.	20,624	1,585,779
Genuine Parts Co.	3,161	338,954
Hasbro, Inc.	3,031	290,491
Hilton Worldwide Holdings, Inc.	5,225	1,693,266
Home Depot, Inc.	22,718	7,469,678
Las Vegas Sands Corp.	6,884	375,935
Lennar Corp. - Class A	4,922	444,457

	Shares	Value
Lowe’s Cos., Inc.	12,786	$3,053,169
Lululemon Athletica, Inc.(a)	2,435	335,299
Marriott International, Inc. - Class A	5,015	1,813,875
McDonald’s Corp.	16,239	4,767,608
MGM Resorts International(a)	4,365	169,973
NIKE, Inc. - Class B	27,175	1,205,483
Norwegian Cruise Line Holdings Ltd.(a)	10,375	188,617
NVR, Inc.(a)	63	397,900
O’Reilly Automotive, Inc.(a)	19,211	1,909,573
Pool Corp.	735	156,790
PulteGroup, Inc.	4,371	534,836
Ralph Lauren Corp.	867	310,941
Ross Stores, Inc.	7,378	1,680,635
Royal Caribbean Cruises Ltd.(b)	5,725	1,510,026
Starbucks Corp.	25,984	2,736,895
Tapestry, Inc.	4,602	667,474
Tesla Motors, Inc.(a)	64,188	24,496,066
TJX Cos., Inc.	25,337	3,971,575
Tractor Supply Co.	12,057	423,201
Ulta Beauty, Inc.(a)	995	534,793
Williams-Sonoma, Inc.	2,718	492,529
Wynn Resorts Ltd.	1,914	205,009
Yum! Brands, Inc.	6,330	1,010,584
		140,447,779
Consumer Staples - 4.5%
Altria Group, Inc.	38,308	2,783,076
Archer-Daniels-Midland Co.	10,963	817,182
Brown-Forman Corp. - Class B	3,894	100,348
Bunge Global SA	3,077	390,994
Campbell’s Co.(b)	4,475	93,035
Casey’s General Stores, Inc.	835	686,495
Church & Dwight Co., Inc.	5,391	523,251
Clorox Co.	2,753	265,499
Coca-Cola Co.	88,351	6,958,525
Colgate-Palmolive Co.	18,387	1,569,514
Conagra Brands, Inc.(b)	10,914	156,616
Constellation Brands, Inc. - Class A	3,191	499,647
Costco Wholesale Corp.	10,119	10,266,029
Dollar General Corp.	5,019	581,602
Dollar Tree, Inc.(a)	4,209	408,736
Estee Lauder Cos., Inc. - Class A	5,627	431,647
General Mills, Inc.	12,173	429,829
Hershey Co.	3,364	624,829
Hormel Foods Corp.	6,642	142,604
J M Smucker Co.	2,434	238,605
Kenvue, Inc.	43,713	766,289
Keurig Dr Pepper, Inc.(b)	31,005	911,547
Kimberly-Clark Corp.	7,568	744,918
Kroger Co.	13,284	904,242
McCormick & Co., Inc.	5,769	293,296
Molson Coors Beverage Co. - Class B	3,859	164,934
Mondelez International, Inc. - Class A	29,243	1,796,690

The accompanying notes are an integral part of these financial statements.

12

PACER METAURUS US LARGE CAP DIVIDEND MULTIPLIER 400 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - (Continued)
Monster Beverage Corp.(a)	16,263	$1,253,390
PepsiCo, Inc.	31,186	4,942,669
Philip Morris International, Inc.	35,530	5,864,937
Procter & Gamble Co.	53,028	7,799,889
Sysco Corp.	10,927	816,356
Target Corp.	10,320	1,339,020
The Kraft Heinz Co.	19,444	440,601
Tyson Foods, Inc. - Class A(b)	6,429	411,906
Walmart, Inc.	100,043	13,198,673
		69,617,420
Energy - 3.2%
APA Corp.	8,078	329,017
Baker Hughes Co.	22,555	1,571,407
Chevron Corp.	42,782	8,270,188
ConocoPhillips	27,951	3,515,677
Coterra Energy, Inc.	17,303	621,351
Devon Energy Corp.	14,137	726,218
Diamondback Energy, Inc.(b)	4,420	908,885
EOG Resources, Inc.	12,375	1,739,554
EQT Corp.	14,244	855,779
Expand Energy Corp.	5,424	554,062
Exxon Mobil Corp.	95,372	14,718,761
Halliburton Co.	19,114	808,522
Kinder Morgan, Inc.	44,670	1,468,303
Marathon Petroleum Corp.	6,719	1,668,260
Occidental Petroleum Corp.	16,397	993,330
ONEOK, Inc.	14,359	1,327,633
Phillips 66	9,180	1,644,597
SLB Ltd.	34,113	1,940,347
Targa Resources Corp.	4,897	1,273,612
Texas Pacific Land Corp.(b)	1,319	585,201
Valero Energy Corp.	6,943	1,753,663
Williams Cos., Inc.	27,862	2,126,149
		49,400,516
Financials - 10.8%
Aflac, Inc.	10,634	1,208,767
Allstate Corp.	5,934	1,289,221
American Express Co.	12,217	3,946,702
American International Group, Inc.	12,240	915,552
Ameriprise Financial, Inc.	2,068	981,866
Aon PLC - Class A	4,893	1,524,903
Apollo Global Management, Inc.	10,578	1,361,600
Arch Capital Group Ltd.(a)	8,140	768,904
Ares Management Corp. - Class A	4,682	549,667
Arthur J Gallagher & Co.	5,845	1,206,408
Assurant, Inc.	1,123	265,331
Bank of America Corp.	151,433	8,095,608
Bank of New York Mellon Corp.	15,703	2,110,012
Berkshire Hathaway, Inc. - Class B(a)	41,847	19,818,739
Blackrock, Inc.	3,277	3,491,971
Blackstone, Inc.	17,079	2,144,781

	Shares	Value
Block, Inc.(a)	12,489	$880,599
Brown & Brown, Inc.	6,669	401,140
Capital One Financial Corp.	14,267	2,729,277
Cboe Global Markets, Inc.	2,388	716,615
Charles Schwab Corp.	38,120	3,493,317
Chubb Ltd.	8,302	2,714,754
Cincinnati Financial Corp.	3,561	582,580
Citigroup, Inc.	39,872	5,102,819
Citizens Financial Group, Inc.	9,696	630,725
CME Group, Inc.	8,211	2,363,290
Coinbase Global, Inc. - Class A(a)(b)	5,085	954,810
Corpay, Inc.(a)	1,589	486,981
Erie Indemnity Co. - Class A(b)	570	124,790
Everest Group Ltd.	912	325,365
FactSet Research Systems, Inc.(b)	832	189,347
Fidelity National Information Services, Inc.	11,799	549,007
Fifth Third Bancorp	20,536	1,042,407
Fiserv, Inc.(a)	12,269	768,653
Franklin Resources, Inc.	6,993	209,580
Global Payments, Inc.	5,419	389,951
Globe Life, Inc.	1,806	278,666
Goldman Sachs Group, Inc.	6,829	6,308,425
Hartford Insurance Group, Inc.	6,358	869,838
Huntington Bancshares, Inc.	46,327	776,441
Interactive Brokers Group, Inc. - Class A	10,153	807,163
Intercontinental Exchange, Inc.	12,942	2,046,001
Invesco Ltd.	10,122	265,298
Jack Henry & Associates, Inc.	1,639	251,996
JPMorgan Chase & Co.	61,519	19,269,596
KeyCorp.	21,386	472,844
KKR & Co., Inc.	15,662	1,634,173
Loews Corp.	3,851	433,661
M&T Bank Corp.	3,446	753,399
Marsh & McLennan Cos., Inc.	11,043	1,852,022
Mastercard, Inc. - Class A	18,574	9,341,236
MetLife, Inc.	12,551	1,005,335
Moody’s Corp.	3,482	1,608,162
Morgan Stanley	27,456	5,232,839
MSCI, Inc.	1,668	986,472
Nasdaq, Inc.	10,236	940,791
Northern Trust Corp.	4,241	705,448
PayPal Holdings, Inc.	20,998	1,052,840
PNC Financial Services Group, Inc.	9,202	2,052,046
Principal Financial Group, Inc.	4,498	453,893
Progressive Corp.	13,371	2,691,315
Prudential Financial, Inc.	7,928	777,816
Raymond James Financial, Inc.	3,996	632,647
Regions Financial Corp.	19,796	565,176
Robinhood Markets, Inc. - Class A(a)	18,034	1,314,498
S&P Global, Inc.	6,965	3,003,517
State Street Corp.	6,362	972,368
Synchrony Financial	7,919	603,428

The accompanying notes are an integral part of these financial statements.

13

PACER METAURUS US LARGE CAP DIVIDEND MULTIPLIER 400 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
T Rowe Price Group, Inc.	4,985	$512,857
Travelers Cos., Inc.	4,932	1,504,950
Truist Financial Corp.	28,808	1,483,612
US Bancorp	35,459	2,009,107
Visa, Inc. - Class A	38,362	12,653,322
W R Berkley Corp.	6,785	453,442
Wells Fargo & Co.	70,575	5,803,382
Willis Towers Watson PLC	2,153	551,599
		169,267,660
Health Care - 7.7%
Abbott Laboratories	39,678	3,602,366
AbbVie, Inc.	40,338	8,524,226
Agilent Technologies, Inc.	6,446	744,835
Align Technology, Inc.(a)	1,517	267,007
Amgen, Inc.	12,283	4,252,989
Baxter International, Inc.	11,724	206,108
Becton Dickinson & Co.(b)	6,489	967,120
Biogen, Inc.(a)	3,332	630,681
Bio-Techne Corp.(b)	3,571	197,548
Boston Scientific Corp.(a)	33,837	1,949,349
Bristol-Myers Squibb Co.	46,476	2,815,981
Cardinal Health, Inc.	5,360	1,033,837
Cencora, Inc.	4,424	1,362,636
Centene Corp.(a)	10,663	572,496
Charles River Laboratories International, Inc.(a)	1,103	184,168
Cigna Group	6,012	1,746,967
Cooper Cos., Inc.(a)	4,457	280,345
CVS Health Corp.	29,027	2,417,659
Danaher Corp.	14,357	2,569,185
DaVita, Inc.(a)	749	116,200
DexCom, Inc.(a)	8,776	522,611
Edwards Lifesciences Corp.(a)	13,241	1,105,623
Elevance Health, Inc.	5,032	1,894,145
Eli Lilly & Co.	18,081	16,898,503
GE HealthCare Technologies, Inc.	10,386	631,884
Gilead Sciences, Inc.	28,299	3,702,641
HCA Healthcare, Inc.	3,572	1,551,855
Henry Schein, Inc.(a)	2,264	168,872
Humana, Inc.	2,746	649,264
IDEXX Laboratories, Inc.(a)	1,811	1,015,609
Incyte Corp.(a)	3,811	363,074
Insulet Corp.(a)	1,598	275,080
Intuitive Surgical, Inc.(a)	8,088	3,701,150
IQVIA Holdings, Inc.(a)	3,865	612,100
Johnson & Johnson	54,995	12,640,601
Labcorp Holdings, Inc.	1,880	482,784
McKesson Corp.	2,788	2,272,778
Medtronic PLC	29,247	2,368,130
Merck & Co., Inc.	56,633	6,183,191
Mettler-Toledo International, Inc.(a)	456	582,134

	Shares	Value
Moderna, Inc.(a)	7,923	$363,983
Pfizer, Inc.	129,761	3,464,619
Quest Diagnostics, Inc.	2,508	487,054
Regeneron Pharmaceuticals, Inc.	2,281	1,612,804
ResMed, Inc.	3,308	707,283
Revvity, Inc.(b)	2,584	223,826
Solventum Corp.(a)	3,347	225,454
STERIS PLC	2,220	481,474
Stryker Corp.	7,848	2,473,140
Thermo Fisher Scientific, Inc.	8,570	4,104,687
UnitedHealth Group, Inc.	20,666	7,656,340
Universal Health Services, Inc. - Class B	1,259	211,852
Vertex Pharmaceuticals, Inc.(a)	5,779	2,469,829
Viatris, Inc.	26,284	392,683
Waters Corp.(a)	2,220	686,491
West Pharmaceutical Services, Inc.	1,634	486,262
Zimmer Biomet Holdings, Inc.(b)	4,506	371,429
Zoetis, Inc.	9,632	1,107,391
		119,590,333
Industrials - 7.9%
3M Co.	12,019	1,761,024
A O Smith Corp.(b)	2,563	158,496
Allegion PLC	1,950	268,086
AMETEK, Inc.	5,245	1,235,197
Automatic Data Processing, Inc.	9,174	1,944,338
Axon Enterprise, Inc.(a)	1,790	719,150
Boeing Co.(a)	17,922	4,104,676
Broadridge Financial Solutions, Inc.	2,659	409,433
Builders FirstSource, Inc.(a)	2,521	199,386
Carrier Global Corp.	17,930	1,204,358
Caterpillar, Inc.	10,600	9,435,166
CH Robinson Worldwide, Inc.(b)	2,701	491,069
Cintas Corp.	7,747	1,353,478
Comfort Systems USA, Inc.	789	1,451,957
Copart, Inc.(a)	20,324	672,928
CSX Corp.	42,426	1,927,413
Cummins, Inc.	3,140	2,106,971
Deere & Co.	5,736	3,383,494
Delta Air Lines, Inc.	14,815	1,007,272
Dover Corp.	3,066	694,173
Eaton Corp. PLC	8,855	3,834,304
EMCOR Group, Inc.	1,004	895,237
Emerson Electric Co.	12,810	1,799,036
Equifax, Inc.	2,741	476,770
Expeditors International of Washington, Inc.(b)	3,047	450,621
Fastenal Co.	26,204	1,177,346
FedEx Corp.	4,934	1,989,932
Fortive Corp.	7,152	427,618
GE Vernova, Inc.	6,148	6,661,112
Generac Holdings, Inc.(a)	1,337	346,590
General Dynamics Corp.	5,774	1,987,988

The accompanying notes are an integral part of these financial statements.

14

PACER METAURUS US LARGE CAP DIVIDEND MULTIPLIER 400 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
General Electric Co.	23,934	$6,939,185
Honeywell International, Inc.	14,486	3,104,784
Howmet Aerospace, Inc.	9,136	2,220,413
Hubbell, Inc.	1,213	616,410
Huntington Ingalls Industries, Inc.	880	320,575
IDEX Corp.	1,699	370,127
Illinois Tool Works, Inc.	5,985	1,544,190
Ingersoll Rand, Inc.	8,106	647,345
Jacobs Solutions, Inc.	2,675	346,172
JB Hunt Trasport Services, Inc.	1,696	426,595
Johnson Controls International PLC	13,953	2,037,557
L3Harris Technologies, Inc.	4,250	1,362,337
Leidos Holdings, Inc.	2,908	433,932
Lennox International, Inc.(b)	716	382,981
Lockheed Martin Corp.	4,602	2,383,698
Masco Corp.(b)	4,628	332,383
Nordson Corp.	1,207	348,159
Norfolk Southern Corp.	5,119	1,616,734
Northrop Grumman Corp.	3,033	1,757,563
Old Dominion Freight Line, Inc.	4,188	889,657
Otis Worldwide Corp.	8,862	690,173
PACCAR, Inc.	11,989	1,424,293
Parker-Hannifin Corp.	2,872	2,611,854
Paychex, Inc.	7,369	682,590
Pentair PLC	3,732	301,210
Quanta Services, Inc.	3,385	2,463,501
Republic Services, Inc.	4,574	956,972
Rockwell Automation, Inc.	2,561	1,047,219
Rollins, Inc.	6,684	372,499
RTX Corp.	30,619	5,391,087
Snap-On, Inc.	1,185	454,329
Southwest Airlines Co.	11,204	424,856
Stanley Black & Decker, Inc.(b)	3,514	274,654
Textron, Inc.	3,968	380,769
Trane Technologies PLC	5,046	2,485,357
TransDigm Group, Inc.	1,287	1,492,894
Uber Technologies, Inc.(a)	46,962	3,503,835
Union Pacific Corp.	13,535	3,647,412
United Airlines Holdings, Inc.(a)	7,377	663,930
United Parcel Service, Inc. - Class B	16,862	1,834,586
United Rentals, Inc.	1,433	1,375,451
Veralto Corp.	5,651	498,418
Verisk Analytics, Inc.	3,167	584,280
Vertiv Holdings Co. - Class A	8,724	2,865,747
W.W. Grainger, Inc.	981	1,139,284
Waste Management, Inc.	8,466	1,968,768
Westinghouse Air Brake Technologies Corp.	3,886	1,048,793
Xylem, Inc.	5,545	655,197
		123,895,374

	Shares	Value
Information Technology - 31.6%(c)
Accenture PLC - Class A	14,026	$2,506,586
Adobe, Inc.(a)	9,350	2,301,035
Advanced Micro Devices, Inc.(a)	37,205	13,188,800
Akamai Technologies, Inc.(a)	3,267	336,436
Amphenol Corp. - Class A	28,042	4,129,745
Analog Devices, Inc.	11,144	4,482,785
Apple, Inc.	335,091	90,926,943
Applied Materials, Inc.	18,110	7,144,214
AppLovin Corp. - Class A(a)	6,181	2,758,889
Arista Networks, Inc.(a)	23,550	4,067,321
Autodesk, Inc.(a)	4,837	1,146,369
Broadcom, Inc.	108,209	45,169,683
Cadence Design System, Inc.(a)	6,208	2,046,095
CDW Corp.	2,961	405,391
Ciena Corp.(a)	3,200	1,688,256
Cisco Systems, Inc.	90,179	8,251,379
Cognizant Technology Solutions Corp. - Class A	10,911	577,192
Coherent Corp.(a)	4,266	1,363,883
Corning, Inc.	17,819	2,926,593
Crowdstrike Holdings, Inc. - Class A(a)	5,736	2,556,822
Datadog, Inc. - Class A(a)	7,486	989,574
Dell Technologies, Inc. - Class C	6,768	1,414,174
EPAM Systems, Inc.(a)(b)	1,260	143,363
F5, Inc.(a)	1,288	417,183
Fair Isaac Corp.(a)	532	545,300
First Solar, Inc.(a)	2,448	494,227
Fortinet, Inc.(a)	14,424	1,216,087
Gartner, Inc.(a)(b)	1,600	237,584
Gen Digital, Inc.	12,567	242,417
GoDaddy, Inc. - Class A(a)	3,072	266,619
Hewlett Packard Enterprise Co.	30,317	872,220
HP, Inc.	20,938	436,767
Intel Corp.(a)	107,158	10,124,288
International Business Machines Corp.	21,335	4,927,958
Intuit, Inc.	6,344	2,464,644
Jabil, Inc.	2,409	813,013
Keysight Technologies, Inc.(a)	3,908	1,367,448
KLA Corp.	2,981	5,217,793
Lam Research Corp.	28,501	7,349,268
Lumentum Holdings, Inc.(a)(b)	1,622	1,463,563
Microchip Technology, Inc.	12,342	1,146,695
Micron Technology, Inc.	25,675	13,278,083
Microsoft Corp.	169,484	69,112,186
Monolithic Power Systems, Inc.	1,092	1,762,936
Motorola Solutions, Inc.	3,777	1,658,216
NetApp, Inc.	4,503	498,797
NVIDIA Corp.	554,629	110,687,310
NXP Semiconductors NV	5,726	1,681,096
ON Semiconductor Corp.(a)	8,981	905,375

The accompanying notes are an integral part of these financial statements.

15

PACER METAURUS US LARGE CAP DIVIDEND MULTIPLIER 400 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Oracle Corp.	38,690	$6,244,179
Palantir Technologies, Inc. - Class A(a)	52,138	7,252,917
Palo Alto Networks, Inc.(a)	18,432	3,305,226
PTC, Inc.(a)(b)	2,710	369,373
Qnity Electronics, Inc.	4,780	672,355
QUALCOMM, Inc.	24,342	4,371,336
Roper Technologies, Inc.	2,432	862,898
salesforce.com, Inc.	21,385	3,775,094
Sandisk Corp.(a)	3,351	3,674,405
Seagate Technology Holdings PLC	4,973	3,350,012
ServiceNow, Inc.(a)	23,871	2,108,048
Skyworks Solutions, Inc.(b)	3,413	239,490
Super Micro Computer, Inc.(a)(b)	11,470	314,278
Synopsys, Inc.(a)	4,352	2,100,275
TE Connectivity PLC	6,684	1,414,735
Teledyne Technologies, Inc.(a)	1,053	680,080
Teradyne, Inc.	3,574	1,227,562
Texas Instruments, Inc.	20,704	5,819,480
Trimble, Inc.(a)	5,418	364,740
Tyler Technologies, Inc.(a)	965	329,200
VeriSign, Inc.	1,871	502,663
Western Digital Corp.	7,727	3,357,536
Workday, Inc. - Class A(a)	4,859	594,742
Zebra Technologies Corp. - Class A(a)	1,103	249,565
		492,888,790
Materials - 1.7%
Air Products & Chemicals, Inc.	5,076	1,523,054
Albemarle Corp.	2,684	527,943
Amcor PLC(b)	10,527	400,447
Avery Dennison Corp.	1,754	287,533
Ball Corp.	6,113	373,382
CF Industries Holdings, Inc.	3,560	442,152
Corteva, Inc.	15,330	1,241,883
CRH PLC	15,279	1,809,339
Dow, Inc.	16,360	662,417
DuPont de Nemours, Inc.	9,321	425,597
Ecolab, Inc.	5,799	1,511,219
Freeport-McMoRan, Inc.	32,789	1,894,549
International Flavors & Fragrances, Inc.	5,826	408,985
International Paper Co.	12,049	366,531
Linde PLC	10,658	5,341,150
LyondellBasell Industries NV - Class A	5,857	436,932
Martin Marietta Materials, Inc.	1,373	849,983
Mosaic Co.	7,242	168,521
Newmont Goldcorp Corp.	24,907	2,766,919
Nucor Corp.	5,215	1,174,887
Packaging Corp. of America	2,025	432,236
PPG Industries, Inc.	5,115	554,978
Sherwin-Williams Co.	5,253	1,689,417
Smurfit WestRock PLC(b)	11,922	457,686

	Shares	Value
Steel Dynamics, Inc.	3,120	$713,419
Vulcan Materials Co.	3,004	906,427
		27,367,586
Real Estate - 0.1%
CBRE Group, Inc. - Class A(a)	6,619	944,730
CoStar Group, Inc.(a)	9,670	334,679
		1,279,409
Utilities - 2.1%
AES Corp.	16,239	234,654
Alliant Energy Corp.(b)	5,847	429,345
Ameren Corp.	6,302	716,222
American Electric Power Co., Inc.	12,336	1,691,389
American Water Works Co., Inc.	4,439	570,056
Atmos Energy Corp.	3,772	716,605
CenterPoint Energy, Inc.	14,889	649,905
CMS Energy Corp.	6,975	535,262
Consolidated Edison, Inc.	8,218	916,225
Constellation Energy Corp.	7,113	2,226,369
Dominion Energy, Inc.(b)	19,481	1,256,524
DTE Energy Co.	4,740	719,011
Duke Energy Corp.	17,729	2,296,792
Edison International	8,774	609,705
Entergy Corp.	10,309	1,215,534
Evergy, Inc.	5,245	434,496
Eversource Energy	8,559	605,121
Exelon Corp.	23,332	1,073,039
FirstEnergy Corp.	11,866	563,872
NextEra Energy, Inc.	47,532	4,652,432
NiSource, Inc.	10,918	527,121
NRG Energy, Inc.	4,845	753,785
PG&E Corp.	50,160	833,659
Pinnacle West Capital Corp.(b)	2,725	282,637
PPL Corp.	16,879	631,950
Public Service Enterprise Group, Inc.	11,380	929,291
Sempra	14,885	1,415,861
Southern Co.	25,128	2,429,878
Vistra Corp.	7,267	1,147,023
WEC Energy Group, Inc.(b)	7,423	875,469
Xcel Energy, Inc.	13,493	1,119,244
		33,058,476
TOTAL COMMON STOCKS (Cost $1,131,110,521)		1,382,205,109

	Par
U.S. TREASURY SECURITIES - 8.8%
United States Treasury Note/Bond
4.88%, 05/31/2026	$13,000,000	13,009,752
4.63%, 06/30/2026	12,000,000	12,017,659
3.50%, 09/30/2026	12,000,000	11,989,229
4.25%, 12/31/2026	11,500,000	11,538,150
2.50%, 03/31/2027	11,500,000	11,371,822

The accompanying notes are an integral part of these financial statements.

16

PACER METAURUS US LARGE CAP DIVIDEND MULTIPLIER 400 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
3.25%, 06/30/2027	$11,500,000	$11,426,553
4.13%, 09/30/2027	11,500,000	11,540,879
3.88%, 12/31/2027	11,500,000	11,498,652
3.63%, 03/31/2028	10,500,000	10,449,961
4.00%, 06/30/2028	10,500,000	10,525,225
4.63%, 09/30/2028	10,500,000	10,675,957
3.75%, 12/31/2028	10,500,000	10,459,189
TOTAL U.S. TREASURY SECURITIES (Cost $136,680,252)		136,503,028

	Shares
REAL ESTATE INVESTMENT TRUSTS - 1.7%
Real Estate - 1.7%
Alexandria Real Estate Equities, Inc.	3,560	144,216
American Tower Corp.	10,685	1,952,256
AvalonBay Communities, Inc.	3,217	588,711
BXP, Inc.	3,348	195,724
Camden Property Trust	2,339	245,642
Crown Castle, Inc.	9,931	881,674
Digital Realty Trust, Inc.	7,366	1,480,124
Equinix, Inc.	2,224	2,408,214
Equity Residential	7,834	512,187
Essex Property Trust, Inc.	1,466	385,866
Extra Space Storage, Inc.	4,843	694,147
Federal Realty Investment Trust	1,781	197,513
Healthpeak Properties, Inc.	15,856	256,391
Host Hotels & Resorts, Inc.	14,591	308,308
Invitation Homes, Inc.	12,854	369,810
Iron Mountain, Inc.	6,738	848,921
Kimco Realty Corp.	15,365	363,229
Mid-America Apartment Communities, Inc.	2,663	344,006
Prologis, Inc.	21,198	3,010,540
Public Storage(b)	3,604	1,090,030
Realty Income Corp.(b)	20,981	1,347,819
Regency Centers Corp.	3,754	292,249
SBA Communications Corp.	2,431	537,737
Simon Property Group, Inc.	7,417	1,510,917
UDR, Inc.	6,848	248,856
Ventas, Inc.	10,838	952,227
VICI Properties, Inc.	24,383	711,984
Welltower, Inc.	15,916	3,459,183
Weyerhaeuser Co.	16,427	402,790
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,259,751)		25,741,271

	Shares	Value
RIGHTS - 0.0%(d)
Financials - 0.0%(d)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00(a)(e)	5,010	$0
TOTAL RIGHTS (Cost $0)		0

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(f)	17,677,045	17,677,045
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $17,677,045)		17,677,045
TOTAL INVESTMENTS - 100.1% (Cost $1,308,727,569)		$1,562,126,453
Liabilities in Excess of Other Assets - (0.1)%		(1,091,361)
TOTAL NET ASSETS - 100.0%		$1,561,035,092

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $17,645,767.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2026.

(f)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

17

PACER METAURUS US LARGE CAP DIVIDEND MULTIPLIER 400 ETF
SCHEDULE OF FUTURES CONTRACTS
April 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index	2,737	12/18/2026	$56,621,688	$3,706,909
S&P 500 Annual Dividend Index	2,730	12/17/2027	56,681,625	3,280,714
S&P 500 Annual Dividend Index	2,737	12/15/2028	56,792,750	1,380,959
Net Unrealized Appreciation (Depreciation)				$8,368,582

The accompanying notes are an integral part of these financial statements.

18

PACER PE/VC ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.6%
Communication Services - 12.8%
Alphabet, Inc. - Class A	294	$113,131
AST SpaceMobile, Inc.(a)	8	591
AT&T, Inc.	230	6,010
Comcast Corp. - Class A	124	3,353
EchoStar Corp. - Class A(a)	1	123
Electronic Arts, Inc.	23	4,655
Lumen Technologies, Inc.(a)	1	9
Meta Platforms, Inc. - Class A	142	86,891
Millicom International Cellular SA	1	85
Netflix, Inc.(a)	478	44,746
ROBLOX Corp. - Class A(a)	69	3,813
Spotify Technology SA(a)	20	8,931
Take-Two Interactive Software, Inc.(a)	18	3,848
T-Mobile US, Inc.	20	3,910
Verizon Communications, Inc.	136	6,532
Walt Disney Co.	48	4,980
Warner Bros Discovery, Inc.(a)	66	1,785
		293,393
Consumer Discretionary - 7.7%
Airbnb, Inc. - Class A(a)	50	7,018
Amazon.com, Inc.(a)	269	71,301
AutoZone, Inc.(a)	1	3,704
Booking Holdings, Inc.	25	4,209
DoorDash, Inc. - Class A(a)	42	7,083
eBay, Inc.	48	4,967
Ford Motor Co.	95	1,148
General Motors Co.	24	1,845
Hilton Worldwide Holdings, Inc.	6	1,944
Home Depot, Inc.	27	8,878
Lowe’s Cos., Inc.	15	3,582
Marriott International, Inc. - Class A	7	2,532
McDonald’s Corp.	19	5,578
MercadoLibre, Inc.(a)	6	10,756
NIKE, Inc. - Class B	30	1,331
O’Reilly Automotive, Inc.(a)	22	2,187
Ross Stores, Inc.	8	1,822
Starbucks Corp.	26	2,739
Tesla Motors, Inc.(a)	80	30,530
TJX Cos., Inc.	28	4,389
		177,543
Consumer Staples - 5.4%
Altria Group, Inc.	80	5,812
Archer-Daniels-Midland Co.	16	1,193
Coca-Cola Co.	198	15,594
Coca-Cola Europacific Partners PLC	10	946
Colgate-Palmolive Co.	39	3,329
Constellation Brands, Inc. - Class A	7	1,096
Costco Wholesale Corp.	12	12,174
Estee Lauder Cos., Inc. - Class A	9	690
General Mills, Inc.	21	741
Hershey Co.	6	1,114

	Shares	Value
Kenvue, Inc.	73	$1,280
Keurig Dr Pepper, Inc.	44	1,294
Kimberly-Clark Corp.	14	1,378
Kroger Co.	24	1,634
Mondelez International, Inc. - Class A	58	3,564
Monster Beverage Corp.(a)	36	2,774
PepsiCo, Inc.	65	10,302
Philip Morris International, Inc.	67	11,060
Procter & Gamble Co.	112	16,474
Sysco Corp.	22	1,644
Walmart, Inc.	223	29,420
		123,513
Energy - 2.3%
Baker Hughes Co.	18	1,254
Cheniere Energy, Inc.	5	1,375
Chevron Corp.	52	10,052
ConocoPhillips	32	4,025
Devon Energy Corp.	13	668
Diamondback Energy, Inc.	4	823
EOG Resources, Inc.	12	1,687
EQT Corp.	14	841
Expand Energy Corp.	5	511
Exxon Mobil Corp.	107	16,513
Halliburton Co.	15	634
Kinder Morgan, Inc.	49	1,611
Marathon Petroleum Corp.	8	1,986
Occidental Petroleum Corp.	16	969
ONEOK, Inc.	13	1,202
Phillips 66	10	1,791
SLB Ltd.	36	2,048
Targa Resources Corp.	4	1,040
Valero Energy Corp.	8	2,021
Williams Cos., Inc.	30	2,289
		53,340
Financials - 11.4%
American Express Co.	18	5,815
Bank of America Corp.	218	11,654
Berkshire Hathaway, Inc. - Class B(a)	108	51,149
Blackrock, Inc.	4	4,262
Blackstone, Inc.	19	2,386
Capital One Financial Corp.	16	3,061
Charles Schwab Corp.	44	4,032
Chubb Ltd.	10	3,270
Citigroup, Inc.	56	7,167
CME Group, Inc.	9	2,590
Coinbase Global, Inc. - Class A(a)	24	4,507
Goldman Sachs Group, Inc.	10	9,238
Intercontinental Exchange, Inc.	15	2,371
JPMorgan Chase & Co.	88	27,564
KKR & Co., Inc.	19	1,983
Marsh & McLennan Cos., Inc.	12	2,013
Mastercard, Inc. - Class A	94	47,275
Moody’s Corp.	7	3,233

The accompanying notes are an integral part of these financial statements.

19

PACER PE/VC ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Morgan Stanley	39	$7,433
PNC Financial Services Group, Inc.	10	2,230
Progressive Corp.	14	2,818
Robinhood Markets, Inc. - Class A(a)	88	6,414
S&P Global, Inc.	19	8,193
Visa, Inc. - Class A	100	32,984
Wells Fargo & Co.	96	7,894
		261,536
Health Care - 5.4%
Abbott Laboratories	70	6,355
AbbVie, Inc.	40	8,453
Agilent Technologies, Inc.	6	693
Amgen, Inc.	12	4,155
Becton Dickinson & Co.	5	745
Boston Scientific Corp.(a)	55	3,169
Cencora, Inc.	4	1,232
Cigna Group	6	1,743
CVS Health Corp.	22	1,832
Danaher Corp.	29	5,190
DexCom, Inc.(a)	8	476
Edwards Lifesciences Corp.(a)	11	919
Elevance Health, Inc.	4	1,506
Eli Lilly & Co.	20	18,692
GE HealthCare Technologies, Inc.	8	487
Gilead Sciences, Inc.	26	3,402
HCA Healthcare, Inc.	5	2,172
Humana, Inc.	2	473
IDEXX Laboratories, Inc.(a)	2	1,122
Intuitive Surgical, Inc.(a)	14	6,407
Johnson & Johnson	55	12,642
Labcorp Holdings, Inc.	2	514
Medtronic PLC	52	4,210
Merck & Co., Inc.	56	6,114
Natera, Inc.(a)	2	412
Pfizer, Inc.	122	3,257
ResMed, Inc.	3	641
STERIS PLC	2	434
Stryker Corp.	16	5,042
Thermo Fisher Scientific, Inc.	16	7,663
UnitedHealth Group, Inc.	36	13,337
Veeva Systems, Inc. - Class A(a)	3	468
		123,957
Industrials - 8.0%
Automatic Data Processing, Inc.	43	9,113
Boeing Co.(a)	48	10,994
Caterpillar, Inc.	28	24,923
Copart, Inc.(a)	102	3,377
Cummins, Inc.	4	2,684
Deere & Co.	12	7,079
Eaton Corp. PLC	18	7,794
Emerson Electric Co.	26	3,652

	Shares	Value
GE Vernova, Inc.	8	$8,668
General Dynamics Corp.	11	3,787
General Electric Co.	60	17,396
Honeywell International, Inc.	40	8,573
Lockheed Martin Corp.	14	7,252
Northrop Grumman Corp.	6	3,477
Parker-Hannifin Corp.	6	5,457
RTX Corp.	74	13,029
Trane Technologies PLC	10	4,925
Uber Technologies, Inc.(a)	312	23,278
Union Pacific Corp.	37	9,971
United Parcel Service, Inc. - Class B	34	3,699
Waste Management, Inc.	17	3,953
		183,081
Information Technology - 33.4%(b)
Accenture PLC - Class A	92	16,441
Adobe, Inc.(a)	45	11,075
Advanced Micro Devices, Inc.(a)	72	25,523
Amphenol Corp. - Class A	46	6,774
Apple, Inc.	252	68,380
Applied Materials, Inc.	35	13,807
AppLovin Corp. - Class A(a)	35	15,622
Arista Networks, Inc.(a)	49	8,463
Autodesk, Inc.(a)	23	5,451
Broadcom, Inc.	191	79,729
Cadence Design System, Inc.(a)	29	9,558
Cisco Systems, Inc.	174	15,921
Cloudflare, Inc. - Class A(a)	28	5,739
Cognizant Technology Solutions Corp. - Class A	51	2,698
Crowdstrike Holdings, Inc. - Class A(a)	27	12,035
Datadog, Inc. - Class A(a)	37	4,891
Fortinet, Inc.(a)	66	5,565
Intel Corp.(a)	211	19,935
International Business Machines Corp.	138	31,875
Intuit, Inc.	30	11,655
KLA Corp.	6	10,502
Lam Research Corp.	55	14,182
Micron Technology, Inc.	46	23,789
Microsoft Corp.	228	92,974
NVIDIA Corp.	372	74,240
Oracle Corp.	271	43,737
Palantir Technologies, Inc. - Class A(a)	292	40,620
Palo Alto Networks, Inc.(a)	84	15,063
QUALCOMM, Inc.	44	7,902
Roper Technologies, Inc.	12	4,258
salesforce.com, Inc.	142	25,067
ServiceNow, Inc.(a)	112	9,891
Snowflake, Inc. - Class A(a)	40	5,459
Strategy, Inc. - Class A(a)	30	4,964
Synopsys, Inc.(a)	22	10,617
Texas Instruments, Inc.	40	11,243
Workday, Inc. - Class A(a)	24	2,938
		768,583

The accompanying notes are an integral part of these financial statements.

20

PACER PE/VC ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 2.2%
Air Products & Chemicals, Inc.	12	$3,601
Amcor PLC	25	951
Corteva, Inc.	36	2,916
Dow, Inc.	32	1,296
Ecolab, Inc.	15	3,909
Freeport-McMoRan, Inc.	82	4,738
Linde PLC	27	13,531
Martin Marietta Materials, Inc.	4	2,476
Newmont Goldcorp Corp.	57	6,332
Nucor Corp.	10	2,253
Packaging Corp. of America	4	854
PPG Industries, Inc.	10	1,085
Sherwin-Williams Co.	14	4,502
Steel Dynamics, Inc.	7	1,601
Vulcan Materials Co.	6	1,810
		51,855
Utilities - 1.0%
American Electric Power Co., Inc.	16	2,194
Constellation Energy Corp.	9	2,817
Dominion Energy, Inc.	23	1,483
Duke Energy Corp.	23	2,980
Exelon Corp.	29	1,334
NextEra Energy, Inc.	62	6,069
Sempra	18	1,712
Southern Co.	34	3,288
Vistra Corp.	9	1,420
		23,297
TOTAL COMMON STOCKS (Cost $1,869,747)		2,060,098
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Real Estate - 0.2%
Prologis, Inc.	21	2,982
Welltower, Inc.	14	3,043
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,681)		6,025
TOTAL INVESTMENTS - 89.8% (Cost $1,874,428)		$2,066,123
Other Assets in Excess of Liabilities - 10.2%		233,627
TOTAL NET ASSETS - 100.0%		$2,299,750

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

21

PACER PE/VC ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
EA16345NIP Basket	BNP Paribas Securities Corp.	Receive	SOFR + 1.00%	Termination	05/04/2026	$764,306	$55,921
EA16346NIP Basket	BNP Paribas Securities Corp.	Receive	SOFR + 1.00%	Termination	05/04/2026	2,101,182	(8,739)
Net Unrealized Appreciation (Depreciation)							$47,182

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.
SOFR - Secured Overnight Financing Rate was 3.66% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

22

PACER S&P 500 QUALITY FCF ARISTOCRATS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 11.0%
Alphabet, Inc. - Class C	3,493	$1,334,117
Electronic Arts, Inc.	360	72,853
Meta Platforms, Inc. - Class A	1,795	1,098,379
Trade Desk, Inc. - Class A(a)	899	21,207
		2,526,556
Consumer Discretionary - 5.2%
AutoZone, Inc.(a)	27	100,009
Deckers Outdoor Corp.(a)	242	24,732
Domino’s Pizza, Inc.	68	23,081
Hilton Worldwide Holdings, Inc.	435	140,970
Lowe’s Cos., Inc.	654	156,169
Marriott International, Inc. - Class A	383	138,527
McDonald’s Corp.	1,028	301,811
NVR, Inc.(a)	4	25,264
O’Reilly Automotive, Inc.(a)	1,603	159,338
Williams-Sonoma, Inc.	202	36,604
Yum! Brands, Inc.	522	83,337
		1,189,842
Consumer Staples - 5.3%
Altria Group, Inc.	5,511	400,374
Colgate-Palmolive Co.	1,417	120,955
Monster Beverage Corp.(a)	893	68,824
Philip Morris International, Inc.	3,818	630,237
		1,220,390
Energy - 0.4%
Texas Pacific Land Corp.	235	104,263
Financials - 17.4%
American Express Co.	893	288,484
Capital One Financial Corp.	1,466	280,446
Cboe Global Markets, Inc.	137	41,112
CME Group, Inc.	802	230,832
Corpay, Inc.(a)	119	36,470
FactSet Research Systems, Inc.	58	13,200
Fidelity National Information Services, Inc.	776	36,107
Intercontinental Exchange, Inc.	1,018	160,936
Jack Henry & Associates, Inc.	130	19,987
Mastercard, Inc. - Class A	2,168	1,090,330
Moody’s Corp.	268	123,776
MSCI, Inc.	245	144,895
Nasdaq, Inc.	707	64,980
S&P Global, Inc.	516	222,515
Synchrony Financial	1,041	79,324
Visa, Inc. - Class A	3,558	1,173,571
		4,006,965
Health Care - 15.5%
AbbVie, Inc.	4,651	982,849
Amgen, Inc.	870	301,237
Bristol-Myers Squibb Co.	3,595	217,821

	Shares	Value
Cardinal Health, Inc.	429	$82,746
Gilead Sciences, Inc.	2,430	317,941
IDEXX Laboratories, Inc.(a)	148	82,998
Johnson & Johnson	3,266	750,690
McKesson Corp.	228	185,866
Merck & Co., Inc.	2,957	322,845
Mettler-Toledo International, Inc.(a)	47	60,001
Regeneron Pharmaceuticals, Inc.	183	129,392
ResMed, Inc.	176	37,631
Waters Corp.(a)	109	33,706
Zoetis, Inc.	503	57,830
		3,563,553
Industrials - 3.5%
A O Smith Corp.	163	10,080
Automatic Data Processing, Inc.	1,066	225,928
Cintas Corp.	437	76,348
Comfort Systems USA, Inc.	39	71,770
Copart, Inc.(a)	1,168	38,673
Expeditors International of Washington, Inc.	199	29,430
Fastenal Co.	1,302	58,499
Illinois Tool Works, Inc.	332	85,659
Lennox International, Inc.	36	19,256
Masco Corp.	250	17,955
Paychex, Inc.	907	84,015
Rollins, Inc.	434	24,187
Verisk Analytics, Inc.	312	57,561
		799,361
Information Technology - 41.6%(b)
Accenture PLC - Class A	763	136,356
Adobe, Inc.(a)	1,058	260,374
Akamai Technologies, Inc.(a)	124	12,770
Analog Devices, Inc.	475	191,074
Apple, Inc.	4,246	1,152,152
Applied Materials, Inc.	962	379,499
Arista Networks, Inc.(a)	1,566	270,464
Broadcom, Inc.	3,136	1,309,060
Cadence Design System, Inc.(a)	412	135,791
Cisco Systems, Inc.	4,684	428,586
F5, Inc.(a)	58	18,786
Fair Isaac Corp.(a)	58	59,450
Fortinet, Inc.(a)	1,510	127,308
Gartner, Inc.(a)	105	15,591
GoDaddy, Inc. - Class A(a)	199	17,271
HP, Inc.	1,199	25,011
Intuit, Inc.	457	177,545
Keysight Technologies, Inc.(a)	140	48,987
KLA Corp.	235	411,332
Lam Research Corp.	1,879	484,519
Microchip Technology, Inc.	561	52,123
Microsoft Corp.	2,937	1,197,650
Monolithic Power Systems, Inc.	44	71,034
Motorola Solutions, Inc.	183	80,343

The accompanying notes are an integral part of these financial statements.

23

PACER S&P 500 QUALITY FCF ARISTOCRATS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
NetApp, Inc.	289	$32,013
NVIDIA Corp.	6,038	1,205,004
Palo Alto Networks, Inc.(a)	1,923	344,832
PTC, Inc.(a)	119	16,220
QUALCOMM, Inc.	1,642	294,870
Roper Technologies, Inc.	95	33,707
salesforce.com, Inc.	982	173,352
ServiceNow, Inc.(a)	1,966	173,617
Skyworks Solutions, Inc.	194	13,613
Synopsys, Inc.(a)	212	102,311
Teradyne, Inc.	116	39,843
VeriSign, Inc.	108	29,015
Workday, Inc. - Class A(a)	271	33,170
		9,554,643
TOTAL COMMON STOCKS (Cost $21,771,407)		22,965,573
TOTAL INVESTMENTS - 99.9% (Cost $21,771,407)		$22,965,573
Other Assets in Excess of Liabilities - 0.1%		19,802
TOTAL NET ASSETS - 100.0%		$22,985,375

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

24

PACER S&P 500 QUALITY FCF HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 3.8%
AT&T, Inc.	246	$6,428
Comcast Corp. - Class A	263	7,112
Omnicom Group, Inc.	84	6,444
		19,984
Consumer Discretionary - 6.0%
Best Buy Co., Inc.	158	9,557
Darden Restaurants, Inc.	25	5,014
eBay, Inc.	28	2,898
Hasbro, Inc.	54	5,175
NIKE, Inc. - Class B	117	5,190
Pool Corp.	19	4,053
		31,887
Consumer Staples - 15.0%
Altria Group, Inc.	141	10,244
Brown-Forman Corp. - Class B	223	5,747
Campbell’s Co.	533	11,081
Clorox Co.	65	6,269
Coca-Cola Co.	66	5,198
Colgate-Palmolive Co.	42	3,585
Constellation Brands, Inc. - Class A	28	4,384
Estee Lauder Cos., Inc. - Class A	34	2,608
General Mills, Inc.	259	9,145
Hershey Co.	19	3,529
Kimberly-Clark Corp.	81	7,973
PepsiCo, Inc.	35	5,547
Procter & Gamble Co.	30	4,413
		79,723
Energy - 8.1%
Chevron Corp.	31	5,993
ConocoPhillips	36	4,528
Coterra Energy, Inc.	172	6,176
Devon Energy Corp.	91	4,675
EOG Resources, Inc.	36	5,061
Exxon Mobil Corp.	28	4,321
Occidental Petroleum Corp.	48	2,908
Valero Energy Corp.	14	3,536
Williams Cos., Inc.	79	6,028
		43,226
Financials - 21.8%
American International Group, Inc.	49	3,665
Capital One Financial Corp.	14	2,678
Citizens Financial Group, Inc.	83	5,399
CME Group, Inc.	9	2,590
FactSet Research Systems, Inc.	16	3,641
Fidelity National Information Services, Inc.	118	5,491
Fifth Third Bancorp	121	6,142
Huntington Bancshares, Inc.	418	7,006
KeyCorp.	342	7,562
M&T Bank Corp.	23	5,029
Marsh & McLennan Cos., Inc.	19	3,186

	Shares	Value
MetLife, Inc.	75	$6,008
Northern Trust Corp.	32	5,323
PNC Financial Services Group, Inc.	25	5,575
Prudential Financial, Inc.	103	10,105
Regions Financial Corp.	255	7,280
Synchrony Financial	44	3,353
T Rowe Price Group, Inc.	105	10,802
Truist Financial Corp.	162	8,343
US Bancorp	121	6,856
		116,034
Health Care - 8.1%
Abbott Laboratories	36	3,268
Amgen, Inc.	13	4,501
Bristol-Myers Squibb Co.	119	7,210
Gilead Sciences, Inc.	33	4,318
Johnson & Johnson	15	3,448
Merck & Co., Inc.	39	4,258
Pfizer, Inc.	395	10,547
Quest Diagnostics, Inc.	14	2,719
Zoetis, Inc.	25	2,874
		43,143
Industrials - 13.0%
3M Co.	22	3,223
A O Smith Corp.	53	3,278
Allegion PLC	21	2,887
Automatic Data Processing, Inc.	32	6,782
Broadridge Financial Solutions, Inc.	22	3,388
CH Robinson Worldwide, Inc.	14	2,545
Fastenal Co.	69	3,100
Honeywell International, Inc.	14	3,001
IDEX Corp.	13	2,832
Illinois Tool Works, Inc.	15	3,870
Lockheed Martin Corp.	6	3,108
Paychex, Inc.	87	8,059
Rockwell Automation, Inc.	6	2,454
Snap-On, Inc.	11	4,217
Union Pacific Corp.	15	4,042
United Parcel Service, Inc. - Class B	113	12,294
		69,080
Information Technology - 6.9%
Accenture PLC - Class A	27	4,825
Cisco Systems, Inc.	42	3,843
Microchip Technology, Inc.	70	6,504
NetApp, Inc.	36	3,988
QUALCOMM, Inc.	36	6,465
Skyworks Solutions, Inc.	153	10,736
		36,361
Materials - 5.5%
Avery Dennison Corp.	21	3,443
CF Industries Holdings, Inc.	21	2,608
DuPont de Nemours, Inc.	95	4,338
Linde PLC	5	2,506

The accompanying notes are an integral part of these financial statements.

25

PACER S&P 500 QUALITY FCF HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
LyondellBasell Industries NV - Class A	150	$11,190
Packaging Corp. of America	23	4,909
		28,994
Utilities - 11.6%
CMS Energy Corp.	60	4,604
Consolidated Edison, Inc.	44	4,906
DTE Energy Co.	33	5,006
Duke Energy Corp.	41	5,312
Evergy, Inc.	66	5,467
Eversource Energy	100	7,070
FirstEnergy Corp.	114	5,417
NiSource, Inc.	84	4,056
PPL Corp.	123	4,605
Public Service Enterprise Group, Inc.	62	5,063
Southern Co.	52	5,028
WEC Energy Group, Inc.	44	5,189
		61,723
TOTAL COMMON STOCKS (Cost $528,017)		530,155
TOTAL INVESTMENTS - 99.8% (Cost $528,017)		$530,155
Other Assets in Excess of Liabilities - 0.2%		1,150
TOTAL NET ASSETS - 100.0%		$531,305

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

26

PACER S&P 500 QUALITY FCF R&D LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 8.8%
Alphabet, Inc. - Class C	37	$14,132
Electronic Arts, Inc.	152	30,760
Meta Platforms, Inc. - Class A	40	24,477
Trade Desk, Inc. - Class A(a)	848	20,004
		89,373
Consumer Discretionary - 4.4%
Airbnb, Inc. - Class A(a)	130	18,247
eBay, Inc.	122	12,624
Garmin Ltd.	55	13,813
		44,684
Financials - 3.5%
Coinbase Global, Inc. - Class A(a)	186	34,925
Health Care - 25.1%(b)
Amgen, Inc.	45	15,581
Biogen, Inc.(a)	107	20,253
Bristol-Myers Squibb Co.	310	18,783
DexCom, Inc.(a)	214	12,744
Edwards Lifesciences Corp.(a)	199	16,617
Eli Lilly & Co.	23	21,496
Gilead Sciences, Inc.	119	15,570
Incyte Corp.(a)	340	32,392
Johnson & Johnson	64	14,710
Merck & Co., Inc.	179	19,543
Pfizer, Inc.	466	12,442
Regeneron Pharmaceuticals, Inc.	34	24,040
Vertex Pharmaceuticals, Inc.(a)	70	29,917
		254,088
Information Technology - 58.1%(b)
Adobe, Inc.(a)	64	15,750
Advanced Micro Devices, Inc.(a)	87	30,841
Analog Devices, Inc.	37	14,884
Arista Networks, Inc.(a)	93	16,062
Autodesk, Inc.(a)	89	21,093
Broadcom, Inc.	40	16,697
Cadence Design System, Inc.(a)	113	37,244
Cisco Systems, Inc.	145	13,267
Crowdstrike Holdings, Inc. - Class A(a)	57	25,408
Datadog, Inc. - Class A(a)	280	37,013
F5, Inc.(a)	54	17,490
GoDaddy, Inc. - Class A(a)	201	17,445
Intuit, Inc.	38	14,763
Keysight Technologies, Inc.(a)	47	16,446
Microchip Technology, Inc.	211	19,604
Monolithic Power Systems, Inc.	9	14,530
NetApp, Inc.	128	14,178
NVIDIA Corp.	75	14,968
NXP Semiconductors NV	75	22,019
Palantir Technologies, Inc. - Class A(a)	115	15,998
Palo Alto Networks, Inc.(a)	122	21,877

	Shares	Value
PTC, Inc.(a)	107	$14,584
QUALCOMM, Inc.	150	26,937
salesforce.com, Inc.	73	12,887
ServiceNow, Inc.(a)	217	19,163
Skyworks Solutions, Inc.	213	14,946
Synopsys, Inc.(a)	78	37,643
Teradyne, Inc.	34	11,678
Workday, Inc. - Class A(a)	260	31,824
		587,239
TOTAL COMMON STOCKS (Cost $1,038,961)		1,010,309
TOTAL INVESTMENTS - 99.9% (Cost $1,038,961)		$1,010,309
Other Assets in Excess of Liabilities - 0.1%		601
TOTAL NET ASSETS - 100.0%		$1,010,910

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

27

PACER S&P MIDCAP 400 QUALITY FCF ARISTOCRATS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 2.6%
New York Times Co. - Class A	191	$15,095
Nexstar Media Group, Inc.	33	6,868
Warner Music Group Corp. - Class A	118	3,336
		25,299
Consumer Discretionary - 7.9%
Bath & Body Works, Inc.	287	5,579
Boyd Gaming Corp.	56	4,869
Choice Hotels International, Inc.	37	3,666
Crocs, Inc.(a)	92	9,382
Gentex Corp.	248	5,731
Grand Canyon Education, Inc.(a)	52	8,792
H&R Block, Inc.	226	7,171
TopBuild Corp.(a)	25	11,068
Vail Resorts, Inc.	30	3,816
Wingstop, Inc.	35	5,742
Wyndham Hotels & Resorts, Inc.	105	8,545
YETI Holdings, Inc.(a)	85	3,354
		77,715
Consumer Staples - 1.6%
BellRing Brands, Inc.(a)	216	3,845
Coca-Cola Consolidated, Inc.	58	11,894
		15,739
Energy - 4.1%
Antero Midstream Corp.	765	16,723
DT Midstream, Inc.	164	24,270
		40,993
Financials - 4.3%
Essent Group Ltd.	228	13,799
Euronet Worldwide, Inc.(a)	45	3,257
MGIC Investment Corp.	512	13,558
Morningstar, Inc.	25	4,218
Voya Financial, Inc.	88	7,212
		42,044
Health Care - 14.1%
Chemed Corp.	23	9,774
Doximity, Inc. - Class A(a)	523	12,782
Exelixis, Inc.(a)	528	23,475
Globus Medical, Inc. - Class A(a)	90	8,116
HealthEquity, Inc.(a)	113	9,269
Jazz Pharmaceuticals PLC(a)	105	21,317
Lantheus Holdings, Inc.(a)	69	5,839
Medpace Holdings, Inc.(a)	66	27,632
Neurocrine Biosciences, Inc.(a)	162	21,331
		139,535

	Shares	Value
Industrials - 29.5%(b)
Acuity, Inc.	30	$8,693
Advanced Drainage Systems, Inc.	87	12,985
Carlisle Cos., Inc.	54	19,184
Curtiss-Wright Corp.	32	23,046
Donaldson Co., Inc.	106	9,346
ExlService Holdings, Inc.(a)	163	5,196
Exponent, Inc.	112	7,492
Genpact Ltd.	154	5,352
Graco, Inc.	255	20,469
Landstar System, Inc.	52	9,572
Lincoln Electric Holdings, Inc.	63	16,695
Mueller Industries, Inc.	184	24,919
nVent Electric PLC	126	18,005
Owens Corning	75	9,251
Paylocity Holding Corp.(a)	113	11,920
RB Global, Inc.	181	18,878
Simpson Manufacturing Co., Inc.	34	6,485
Sterling Infrastructure, Inc.(a)	53	27,328
Tetra Tech, Inc.	243	7,854
UL Solutions, Inc.	78	7,058
Watsco, Inc.	30	13,135
Watts Water Technologies, Inc. - Class A	27	8,104
		290,967
Information Technology - 33.9%(b)
Appfolio, Inc. - Class A(a)	36	6,015
Bentley Systems, Inc. - Class B	300	9,786
Blackbaud, Inc.(a)	58	2,156
Cirrus Logic, Inc.(a)	80	13,046
Cognex Corp.	200	11,102
Commvault Systems, Inc.(a)	130	12,854
Crane NXT Co.	56	2,502
Docusign, Inc.(a)	689	31,687
Dolby Laboratories, Inc. - Class A	102	6,542
Dropbox, Inc. - Class A(a)	640	15,546
Everpure, Inc. - Class A(a)	670	47,872
InterDigital, Inc.	65	19,276
Lattice Semiconductor Corp.(a)	307	37,540
Littelfuse, Inc.	20	8,084
Manhattan Associates, Inc.(a)	201	27,716
Okta, Inc.(a)	149	10,974
Onto Innovation, Inc.(a)	51	15,048
Qualys, Inc.(a)	147	12,779
Rambus, Inc.(a)	264	30,389
Synaptics, Inc.(a)	40	3,744
Universal Display Corp.	55	4,790
Vontier Corp.	115	4,126
		333,574

The accompanying notes are an integral part of these financial statements.

28

PACER S&P MIDCAP 400 QUALITY FCF ARISTOCRATS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 1.9%
Eagle Materials, Inc.	46	$9,665
NewMarket Corp.	8	5,405
Olin Corp.	121	3,446
		18,516
TOTAL COMMON STOCKS (Cost $1,031,820)		984,382
TOTAL INVESTMENTS - 99.9% (Cost $1,031,820)		$984,382
Other Assets in Excess of Liabilities - 0.1%		539
TOTAL NET ASSETS - 100.0%		$984,921

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

29

PACER S&P SMALLCAP 600 QUALITY FCF ARISTOCRATS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 9.3%
Cargurus, Inc.(a)	623	$22,714
DoubleVerify Holdings, Inc.(a)	488	5,378
Iridium Communications, Inc.	568	22,192
Match Group, Inc.	1,646	61,593
YELP, Inc.(a)	492	13,579
Ziff Davis, Inc.(a)	154	7,047
ZoomInfo Technologies, Inc.(a)	1,731	10,819
		143,322
Consumer Discretionary - 17.6%
ADT, Inc.	1,920	14,458
Buckle, Inc.	260	14,459
Cavco Industries, Inc.(a)	33	16,731
Champion Homes, Inc.(a)	297	22,640
Etsy, Inc.(a)	992	63,825
Frontdoor, Inc.(a)	359	24,638
Installed Building Products, Inc.	75	21,641
Kontoor Brands, Inc.	289	21,201
Perdoceo Education Corp.	386	13,101
Signet Jewelers Ltd.	166	14,779
Steven Madden Ltd.	286	10,742
Stride, Inc.(a)	176	17,100
Winmark Corp.	43	16,361
		271,676
Consumer Staples - 0.5%
National Beverage Corp.(a)	203	6,947
Energy - 9.6%
Cactus, Inc. - Class A	345	19,223
California Resources Corp.	334	22,799
Core Natural Resources, Inc.	343	30,781
Dorian LPG Ltd.	301	11,604
Magnolia Oil & Gas Corp. - Class A	2,102	63,564
		147,971
Financials - 21.2%
Bread Financial Holdings, Inc.	523	44,340
Donnelley Financial Solutions, Inc.(a)	123	6,187
Enact Holdings, Inc.	269	11,494
Enova International, Inc.(a)	314	53,195
EVERTEC, Inc.	433	12,787
Jackson Financial, Inc. - Class A	678	78,492
MarketAxess Holdings, Inc.	376	59,104
Navient Corp.	524	4,842
NMI Holdings, Inc.(a)	806	31,200
PROG Holdings, Inc.	168	6,019
Western Union Co.	1,649	14,989
World Acceptance Corp.(a)	30	4,415
		327,064

	Shares	Value
Health Care - 9.5%
AMN Healthcare Services, Inc.(a)	149	$3,050
Amphastar Pharmaceuticals, Inc.(a)	139	3,052
Certara, Inc.(a)	437	2,679
Collegium Pharmaceutical, Inc.(a)	299	10,085
Corcept Therapeutics, Inc.(a)	912	42,426
CorVel Corp.(a)	201	11,549
Embecta Corp.	477	4,365
HealthStream, Inc.	121	2,512
Innoviva, Inc.(a)	851	19,565
LeMaitre Vascular, Inc.	77	8,451
Organon & Co.	980	12,985
Pacira BioSciences, Inc.(a)	151	3,849
Prestige Brands Holdings, Inc.(a)	201	11,320
Supernus Pharmaceuticals, Inc.(a)	216	10,368
		146,256
Industrials - 11.4%
Boise Cascade Co.	141	11,177
Brady Corp. - Class A	149	12,191
CSW Industrials, Inc.	65	18,928
Kadant, Inc.	41	12,018
Korn/Ferry International	187	12,424
Legalzoom.com, Inc.(a)	991	6,392
Paycom Software, Inc.	323	40,944
Robert Half, Inc.	702	18,680
Verra Mobility Corp.(a)	669	9,921
Zurn Elkay Water Solutions Corp.	633	32,891
		175,566
Information Technology - 19.5%
Adeia, Inc.	944	30,066
Agilysys, Inc.(a)	161	10,314
Badger Meter, Inc.	175	21,159
BlackLine, Inc.(a)	198	6,188
Box, Inc. - Class A(a)	1,662	40,220
CTS Corp.	116	6,624
Enphase Energy, Inc.(a)	1,113	36,684
Extreme Networks, Inc.(a)	945	20,875
Kulicke & Soffa Industries, Inc.	201	17,186
Napco Security Technologies, Inc.	216	10,098
NetScout Systems, Inc.(a)	261	8,796
Power Integrations, Inc.	262	19,050
Progress Software Corp.(a)	244	6,795
Qorvo, Inc.(a)	331	31,187
SPS Commerce, Inc.(a)	215	12,066
Teradata Corp.(a)	924	24,347
		301,655
Materials - 0.3%
Sylvamo Corp.	124	5,299

The accompanying notes are an integral part of these financial statements.

30

PACER S&P SMALLCAP 600 QUALITY FCF ARISTOCRATS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - 1.1%
Clearway Energy, Inc. - Class C	422	$17,032
TOTAL COMMON STOCKS (Cost $1,494,206)		1,542,788
TOTAL INVESTMENTS - 100.0% (Cost $1,494,206)		$1,542,788
Other Assets in Excess of Liabilities - (0.0)%(b)		598
TOTAL NET ASSETS - 100.0%		$1,543,386

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

31

PACER SOLACTIVE WHITNEY FUTURE OF WARFARE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 5.8%
Alphabet, Inc. - Class A	303	$116,594
AT&T, Inc.	4,064	106,192
BCE, Inc.	4,028	95,529
BT Group PLC	38,940	114,584
Charter Communications, Inc. - Class A(a)	533	88,036
Deutsche Telekom AG	3,123	101,001
Verizon Communications, Inc.	2,569	123,389
Vodafone Group PLC	69,409	110,585
		855,910
Consumer Discretionary - 2.0%
Amazon.com, Inc.(a)	423	112,120
Continental AG	1,276	96,065
General Motors Co.	1,177	90,500
		298,685
Industrials - 64.1%(b)
Airbus Group SE	440	90,263
AMETEK, Inc.	453	106,682
BAE Systems PLC	21,210	588,670
Boeing Co.(a)	4,847	1,110,108
Bouygues SA	1,876	110,648
CAE, Inc.(a)	3,104	80,958
Carrier Global Corp.	1,708	114,726
Dover Corp.	505	114,337
Emerson Electric Co.	678	95,218
Experian PLC	2,739	100,081
Ferrovial SE	1,519	104,132
Fortive Corp.	1,924	115,036
General Dynamics Corp.	3,241	1,115,876
Honeywell International, Inc.	1,141	244,551
Howmet Aerospace, Inc.	489	118,847
Illinois Tool Works, Inc.	387	99,850
Ingersoll Rand, Inc.	1,149	91,759
Johnson Controls International PLC	850	124,126
Kongsberg Gruppen ASA	3,042	101,372
Kongsberg Maritime AS(a)	3,042	19,856
L3Harris Technologies, Inc.	1,495	479,222
Leidos Holdings, Inc.	2,056	306,796
Leonardo SpA	1,679	104,425
Lockheed Martin Corp.	1,822	943,741
MTU Aero Engines AG	231	78,935
Northrop Grumman Corp.	1,422	824,021
Parker-Hannifin Corp.	108	98,217
Rheinmetall AG	48	76,340
Rockwell Automation, Inc.	239	97,730
Rolls-Royce Holdings PLC	6,146	98,714
RTX Corp.	5,675	999,197
Saab AB	1,296	78,444
Safran SA	288	92,230
Smiths Group PLC	2,941	101,667
Thales SA	333	91,367
Trane Technologies PLC	240	118,210

	Shares	Value
TransDigm Group, Inc.	72	$83,519
Vertiv Holdings Co. - Class A	524	172,129
		9,492,000
Information Technology - 27.1%(b)
Adobe, Inc.(a)	349	85,889
Arista Networks, Inc.(a)	685	118,306
Cadence Design System, Inc.(a)	337	111,072
Cellebrite DI Ltd.(a)	6,646	86,398
CGI, Inc.	1,198	78,256
Cisco Systems, Inc.	1,300	118,950
Cloudflare, Inc. - Class A(a)	568	116,423
Cognizant Technology Solutions Corp. - Class A	1,231	65,120
Constellation Software, Inc.	54	98,149
Corning, Inc.	993	163,090
Crowdstrike Holdings, Inc. - Class A(a)	230	102,522
Dassault Systemes SE	3,717	83,258
Datadog, Inc. - Class A(a)	797	105,355
Dell Technologies, Inc. - Class C	1,487	310,709
GlobalFoundries, Inc.(a)	2,287	147,740
Halma PLC	2,095	125,457
Hewlett Packard Enterprise Co.	4,641	133,522
Hexagon AB - Class B	9,048	97,053
International Business Machines Corp.	331	76,454
Keysight Technologies, Inc.(a)	462	161,658
KLA Corp.	61	106,771
Microsoft Corp.	237	96,644
Motorola Solutions, Inc.	254	111,514
Nokia OYJ	16,690	207,627
NVIDIA Corp.	533	106,371
Open Text Corp.	3,872	87,590
Oracle Corp.	606	97,802
Palantir Technologies, Inc. - Class A(a)	673	93,621
Palo Alto Networks, Inc.(a)	580	104,006
Roper Technologies, Inc.	280	99,347
Sage Group PLC	7,731	92,110
salesforce.com, Inc.	476	84,028
Snowflake, Inc. - Class A(a)	512	69,873
Synopsys, Inc.(a)	213	102,794
Trimble, Inc.(a)	1,494	100,576
Zscaler, Inc.(a)	509	66,516
		4,012,571
Materials - 0.8%
Air Liquide SA	545	117,045
TOTAL COMMON STOCKS (Cost $14,467,593)		14,776,211
TOTAL INVESTMENTS - 99.8% (Cost $14,467,593)		$14,776,211
Other Assets in Excess of Liabilities - 0.2%		28,778
TOTAL NET ASSETS - 100.0%		$14,804,989

The accompanying notes are an integral part of these financial statements.

32

PACER SOLACTIVE WHITNEY FUTURE OF WARFARE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

33

PACER SWAN SOS CONSERVATIVE APRIL ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.7%(a)
Call Options - 105.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $7.15(b)(c)(d)	$64,751,266	901	$63,629,710
Put Options - 2.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $617.82(b)(c)(d)	64,751,266	901	1,616,277
TOTAL PURCHASED OPTIONS (Cost $60,634,638)			65,245,987
TOTAL INVESTMENTS - 107.7% (Cost $60,634,638)			$65,245,987
Liabilities in Excess of Other Assets - (7.7)%			(4,652,453)
TOTAL NET ASSETS - 100.0%			$60,593,534

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

34

PACER SWAN SOS CONSERVATIVE APRIL ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.1)%
Call Options - (7.4)%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $735.40(a)(b)	$(64,751,266)	(901)	$(4,483,772)
Put Options - (0.7)%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $455.24(a)(b)	(64,751,266)	(901)	(448,293)
TOTAL WRITTEN OPTIONS (Premiums received $2,675,929)			$(4,932,065)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

35

PACER SWAN SOS CONSERVATIVE JANUARY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.5%(a)
Call Options - 100.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $7.50(b)(c)(d)	$47,647,158	663	$46,851,929
Put Options - 2.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $647.82(b)(c)(d)	47,647,158	663	1,182,467
TOTAL PURCHASED OPTIONS (Cost $46,218,808)			48,034,396
TOTAL INVESTMENTS - 103.5% (Cost $46,218,808)			48,034,396
Liabilities in Excess of Other Assets - (3.5)%			(1,612,979)
TOTAL NET ASSETS - 100.0%			$46,421,417

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

36

PACER SWAN SOS CONSERVATIVE JANUARY ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.9)%
Call Options - (3.3)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $763.55(a)(b)	$(47,647,158)	(663)	$(1,539,447)
Put Options - (0.6)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $477.34(a)(b)	(47,647,158)	(663)	(264,265)
TOTAL WRITTEN OPTIONS (Premiums received $1,500,532)			$(1,803,712)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

37

Pacer Swan SOS Conservative July ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.2%(a)
Call Options - 105.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.80(b)(c)(d)	$43,766,394	609	$43,284,425
Put Options - 0.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $586.96(b)(c)(d)	43,766,394	609	84,907
TOTAL PURCHASED OPTIONS (Cost $38,359,524)			43,369,332
TOTAL INVESTMENTS - 105.2% (Cost $38,359,524)			$43,369,332
Liabilities in Excess of Other Assets - (5.2)%			(2,138,572)
TOTAL NET ASSETS - 100.0%			$41,230,760

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

38

Pacer Swan SOS Conservative July ETF
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.6)%
Call Options - (5.6)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $693.41(a)(b)	$(43,766,394)	(609)	$(2,286,685)
Put Options - (0.0)%(c)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $432.50(a)(b)	(43,766,394)	(609)	(16,017)
TOTAL WRITTEN OPTIONS (Premiums received $1,263,664)			$(2,302,702)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

39

Pacer Swan SOS Conservative October ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.1%(a)
Call Options - 101.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.33(b)(c)(d)	$48,797,014	679	$48,113,723
Put Options - 1.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $632.87(b)(c)(d)	48,797,014	679	650,733
TOTAL PURCHASED OPTIONS (Cost $46,379,706)			48,764,456
TOTAL INVESTMENTS - 103.1% (Cost $46,379,706)			$48,764,456
Liabilities in Excess of Other Assets - (3.1)%			(1,480,505)
TOTAL NET ASSETS - 100.0%			$47,283,951

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

40

Pacer Swan SOS Conservative October ETF
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.3)%
Call Options - (3.0)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $743.52(a)(b)	$(48,797,014)	(679)	$(1,406,854)
Put Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $466.33(a)(b)	(48,797,014)	(679)	(130,796)
TOTAL WRITTEN OPTIONS (Premiums received $1,654,672)			$(1,537,650)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

41

Pacer Swan SOS Flex April ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.5%(a)
Call Options - 103.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $7.28(b)(c)(d)	$23,428,316	326	$23,018,446
Put Options - 3.9%
State Street SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 03/31/2027; Exercise Price: $390.20	23,428,316	326	101,947
Expiration: 03/31/2027; Exercise Price: $650.34	23,428,316	326	757,761
Total Put Options			859,708
TOTAL PURCHASED OPTIONS (Cost $22,438,603)			23,878,154
TOTAL INVESTMENTS - 107.5% (Cost $22,438,603)			$23,878,154
Liabilities in Excess of Other Assets - (7.5)%			(1,664,490)
TOTAL NET ASSETS - 100.0%			$22,213,664

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

42

Pacer Swan SOS Flex April ETF
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.0)%
Call Options - (5.6)%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $755.50(a)(b)	$(23,428,316)	(326)	$(1,243,136)
Put Options - (2.4)%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $520.27(a)(b)	(46,856,632)	(652)	(531,139)
TOTAL WRITTEN OPTIONS (Premiums received $1,470,890)			$(1,774,275)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

43

Pacer Swan SOS Flex January ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.0%(a)
Call Options - 100.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $7.64(b)(c)(d)	$59,433,182	827	$58,429,990
Put Options - 3.8%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 12/31/2026; Exercise Price: $409.15	59,433,182	827	186,232
Expiration: 12/31/2026; Exercise Price: $681.92	59,433,182	827	2,002,837
Total Put Options			2,189,069
TOTAL PURCHASED OPTIONS (Cost $58,747,932)			60,619,059
TOTAL INVESTMENTS - 104.0% (Cost $58,747,932)			60,619,059
Liabilities in Excess of Other Assets - (4.0)%			(2,306,138)
TOTAL NET ASSETS - 100.0%			$58,312,921

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

44

Pacer Swan SOS Flex January ETF
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.4)%
Call Options - (2.4)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $779.43(a)(b)	$(59,433,182)	(827)	$(1,387,276)
Put Options - (2.0)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $545.54(a)(b)	(118,866,364)	(1,654)	(1,162,233)
TOTAL WRITTEN OPTIONS (Premiums received $2,950,505)			$(2,549,509)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

45

Pacer Swan SOS Flex July ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.8%(a)
Call Options - 103.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.92(b)(c)(d)	$36,076,732	502	$35,673,495
Put Options - 0.3%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $370.71	36,076,732	502	9,081
Expiration: 06/30/2026; Exercise Price: $617.85	36,076,732	502	109,642
Total Put Options			118,723
TOTAL PURCHASED OPTIONS (Cost $32,090,104)			35,792,218
TOTAL INVESTMENTS - 103.8% (Cost $32,090,104)			$35,792,218
Liabilities in Excess of Other Assets - (3.8)%			(1,320,506)
TOTAL NET ASSETS - 100.0%			$34,471,712

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

46

Pacer Swan SOS Flex July ETF
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.3)%
Call Options - (4.2)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $704.97(a)(b)	$(36,076,732)	(502)	$(1,435,590)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $494.28(a)(b)	(72,153,464)	(1,004)	(47,770)
TOTAL WRITTEN OPTIONS (Premiums received $1,683,228)			$(1,483,360)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

47

Pacer Swan SOS Flex October ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.5%(a)
Call Options - 100.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.46(b)(c)(d)	$45,491,178	633	$44,846,087
Put Options - 2.2%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 09/30/2026; Exercise Price: $399.71	45,491,178	633	72,896
Expiration: 09/30/2026; Exercise Price: $666.18	45,491,178	633	883,333
Total Put Options			956,229
TOTAL PURCHASED OPTIONS (Cost $44,063,961)			45,802,316
TOTAL INVESTMENTS - 102.5% (Cost $44,063,961)			$45,802,316
Liabilities in Excess of Other Assets - (2.5)%			(1,099,374)
TOTAL NET ASSETS - 100.0%			$44,702,942

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

48

Pacer Swan SOS Flex October ETF
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.0)%
Call Options - (2.0)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $757.65(a)(b)	$(45,491,178)	(633)	$(910,653)
Put Options - (1.0)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $532.94(a)(b)	(90,982,356)	(1,266)	(425,477)
TOTAL WRITTEN OPTIONS (Premiums received $2,306,613)			$(1,336,130)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

49

Pacer Swan SOS Fund of Funds ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.6%
Pacer Swan SOS Conservative (April) ETF(a)(b)	1,770,461	$52,317,123
Pacer Swan SOS Conservative (January) ETF(a)(b)	800,498	25,616,256
Pacer Swan SOS Conservative (July) ETF(a)(b)	1,138,471	35,406,903
Pacer Swan SOS Conservative (October) ETF(a)(b)	1,362,757	41,564,361
Pacer Swan SOS Flex (April) ETF(a)(b)	436,850	14,924,980
Pacer Swan SOS Flex (January) ETF(a)(b)	836,486	32,480,751
Pacer Swan SOS Flex (July) ETF(a)(b)	642,249	22,131,901
Pacer Swan SOS Flex (October) ETF(a)(b)	853,430	28,808,895
Pacer Swan SOS Moderate (April) ETF(a)(b)	2,316,053	73,233,596
Pacer Swan SOS Moderate (January) ETF(a)(b)	2,373,370	79,614,697
Pacer Swan SOS Moderate (July) ETF(a)(b)	2,225,324	73,992,023
Pacer Swan SOS Moderate (October) ETF(a)(b)	2,668,523	84,898,526
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $473,404,208)		564,990,012
TOTAL INVESTMENTS - 99.6% (Cost $473,404,208)		$564,990,012
Other Assets in Excess of Liabilities - 0.4%		2,496,935
TOTAL NET ASSETS - 100.0%		$567,486,947

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
The accompanying notes are an integral part of these financial statements.

50

Pacer Swan SOS Moderate April ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.1%(a)
Call Options - 104.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $7.22(b)(c)(d)	$91,916,614	1,279	$90,315,933
Put Options - 3.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $650.41(b)(c)(d)	91,916,614	1,279	2,974,570
TOTAL PURCHASED OPTIONS (Cost $87,351,922)			93,290,503
TOTAL INVESTMENTS - 108.1% (Cost $87,351,922)			$93,290,503
Liabilities in Excess of Other Assets - (8.1)%			(7,008,725)
TOTAL NET ASSETS - 100.0%			$86,281,778

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

51

Pacer Swan SOS Moderate April ETF
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.5)%
Call Options - (7.0)%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $739.89(a)(b)	$(91,916,614)	(1,279)	$(6,017,055)
Put Options - (1.5)%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $552.79(a)(b)	(91,916,614)	(1,279)	(1,352,722)
TOTAL WRITTEN OPTIONS (Premiums received $5,086,524)			$(7,369,777)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

52

Pacer Swan SOS Moderate January ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.1%(a)
Call Options - 100.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $7.57(b)(c)(d)	$95,509,914	1,329	$93,906,808
Put Options - 3.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.99(b)(c)(d)	95,509,914	1,329	3,220,592
TOTAL PURCHASED OPTIONS (Cost $93,915,311)			97,127,400
TOTAL INVESTMENTS - 104.1% (Cost $93,915,311)			$97,127,400
Liabilities in Excess of Other Assets - (4.1)%			(3,844,320)
TOTAL NET ASSETS - 100.0%			$93,283,080

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

53

Pacer Swan SOS Moderate January ETF
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.6)%
Call Options - (3.2)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $764.77(a)(b)	$(95,509,914)	(1,329)	$(3,013,215)
Put Options - (1.4)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $579.63(a)(b)	(95,509,914)	(1,329)	(1,267,707)
TOTAL WRITTEN OPTIONS (Premiums received $4,232,209)			$(4,280,922)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

54

PACER SWAN SOS MODERATE JULY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.2%(a)
Call Options - 104.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.86(b)(c)(d)	$93,425,800	1,300	$92,389,271
Put Options - 0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.91(b)(c)(d)	93,425,800	1,300	284,193
TOTAL PURCHASED OPTIONS (Cost $82,893,368)			92,673,464
TOTAL INVESTMENTS - 105.2% (Cost $82,893,368)			$92,673,464
Liabilities in Excess of Other Assets - (5.2)%			(4,539,427)
TOTAL NET ASSETS - 100.0%			$88,134,037

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

55

PACER SWAN SOS MODERATE JULY ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.7)%
Call Options - (5.6)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $693.23(a)(b)	$(93,425,800)	(1,300)	$(4,900,103)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.17(a)(b)	(93,425,800)	(1,300)	(86,424)
TOTAL WRITTEN OPTIONS (Premiums received $3,718,296)			$(4,986,527)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

56

PACER SWAN SOS MODERATE OCTOBER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.1%(a)
Call Options - 101.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.39(b)(c)(d)	$101,115,462	1,407	$99,691,269
Put Options - 2.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.25(b)(c)(d)	101,115,462	1,407	1,965,002
TOTAL PURCHASED OPTIONS (Cost $97,368,038)			101,656,271
TOTAL INVESTMENTS - 103.1% (Cost $97,368,038)			$101,656,271
Liabilities in Excess of Other Assets - (3.1)%			(3,019,315)
TOTAL NET ASSETS - 100.0%			$98,636,956

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

57

PACER SWAN SOS MODERATE OCTOBER ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.5)%
Call Options - (2.8)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $745.06(a)(b)	$(101,115,462)	(1,407)	$(2,807,739)
Put Options - (0.7)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.25(a)(b)	(101,115,462)	(1,407)	(654,649)
TOTAL WRITTEN OPTIONS (Premiums received $4,637,877)			$(3,462,388)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

58

PACER US CASH COWS BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 98.2%
Communication Services - 5.6%
Discovery Global Holdings, Inc.
5.05%, 03/15/2042	$204,000	$145,560
5.14%, 03/15/2052	217,000	142,135
Fox Corp.
5.48%, 01/25/2039	169,000	164,608
5.58%, 01/25/2049	170,000	157,047
Match Group Holdings II LLC, 4.63%, 06/01/2028(a)	170,000	167,814
Nexstar Media, Inc., 6.50%, 09/15/2033(a)	160,000	161,231
		938,395
Consumer Discretionary - 16.6%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/2051	268,000	160,786
4.15%, 05/01/2052	221,000	160,774
6.88% to 12/15/2029 then 5 yr. CMT Rate + 3.39%, 12/15/2054	162,000	166,078
BorgWarner, Inc., 5.40%, 08/15/2034	168,000	170,693
Ford Motor Co., 5.29%, 12/08/2046	192,000	154,419
Ford Motor Credit Co. LLC
7.12%, 11/07/2033	154,000	163,390
6.13%, 03/08/2034	169,000	169,701
6.50%, 02/07/2035	162,000	165,059
Hasbro, Inc., 6.05%, 05/14/2034	155,000	162,177
Leggett & Platt, Inc.
3.50%, 11/15/2027	172,000	168,192
4.40%, 03/15/2029	167,000	162,835
3.50%, 11/15/2051	254,000	156,912
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027(a)	170,000	166,689
PVH Corp., 5.50%, 06/13/2030	166,000	168,345
Tapestry, Inc., 5.50%, 03/11/2035	167,000	167,774
United Airlines 2023-1 Class A Pass Through Trust, 5.80%, 01/15/2036	130,688	135,452
United Airlines 2024-1 Class AA Pass Through Trust, 5.45%, 02/15/2037	146,107	148,873
		2,748,149
Consumer Staples - 16.1%
Altria Group, Inc.
5.63%, 02/06/2035	158,000	162,098
5.80%, 02/14/2039	158,000	159,353
3.40%, 02/04/2041	220,000	167,047
4.45%, 05/06/2050	204,000	160,053
Conagra Brands, Inc.
5.75%, 08/01/2035	167,000	167,982
5.30%, 11/01/2038	170,000	158,371
5.40%, 11/01/2048	182,000	155,397
Constellation Brands, Inc.
4.50%, 05/09/2047	192,000	157,915
5.25%, 11/15/2048	175,000	158,597

	Par	Value
Kraft Heinz Foods Co.
5.20%, 07/15/2045	$182,000	$159,336
4.38%, 06/01/2046	121,000	94,823
4.88%, 10/01/2049	188,000	153,946
5.50%, 06/01/2050	172,000	154,038
Pilgrim’s Pride Corp.
4.25%, 04/15/2031	172,000	165,317
3.50%, 03/01/2032	181,000	165,325
6.25%, 07/01/2033	155,000	162,526
6.88%, 05/15/2034	152,000	165,107
		2,667,231
Energy - 20.2%
Chord Energy Corp., 6.75%, 03/15/2033(a)	167,000	173,775
Coterra Energy, Inc.
5.60%, 03/15/2034	166,000	170,571
5.40%, 02/15/2035	18,000	18,159
5.90%, 02/15/2055	172,000	165,513
Diamondback Energy, Inc.
6.25%, 03/15/2053	166,000	169,500
5.75%, 04/18/2054	170,000	163,115
5.90%, 04/18/2064	170,000	163,994
Expand Energy Corp.
5.38%, 02/01/2029	170,000	169,959
5.38%, 03/15/2030	168,000	169,736
4.75%, 02/01/2032	171,000	167,660
5.70%, 01/15/2035	158,000	161,146
HF Sinclair Corp.
5.75%, 01/15/2031	158,000	161,829
5.50%, 09/01/2032	167,000	168,993
6.25%, 01/15/2035	157,000	162,828
Occidental Petroleum Corp.
6.45%, 09/15/2036	154,000	165,495
6.20%, 03/15/2040	169,000	174,662
6.60%, 03/15/2046	165,000	172,613
6.05%, 10/01/2054	169,000	164,788
Ovintiv, Inc., 6.25%, 07/15/2033	155,000	164,314
Phillips 66 Co., 4.90%, 10/01/2046	187,000	162,854
Viper Energy Partners LLC, 5.70%, 08/01/2035	163,000	165,474
		3,356,978
Health Care - 19.2%
Biogen, Inc.
5.20%, 09/15/2045	185,000	168,346
6.45%, 05/15/2055	154,000	160,377
Cardinal Health, Inc., 5.35%, 11/15/2034	158,000	159,998
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	184,000	170,242
8.38% to 09/12/2030 then 5 yr. CMT Rate + 4.38%, 09/12/2055	161,000	161,863
HCA, Inc.
5.50%, 06/15/2047	172,000	157,833
5.25%, 06/15/2049	184,000	162,667

The accompanying notes are an integral part of these financial statements.

59

PACER US CASH COWS BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Care - (Continued)
5.90%, 06/01/2053	$170,000	$161,734
6.00%, 04/01/2054	162,000	156,199
Mylan, Inc., 5.20%, 04/15/2048	203,000	162,011
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031(a)	197,000	195,748
6.75%, 05/15/2034(a)	172,000	181,347
7.88%, 05/15/2034(a)	182,000	194,985
Royalty Pharma PLC
3.30%, 09/02/2040	221,000	168,968
5.90%, 09/02/2054	169,000	164,827
Tenet Healthcare Corp., 6.13%, 10/01/2028	165,000	165,416
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046	200,000	162,626
Viatris, Inc.
3.85%, 06/22/2040	221,000	169,751
4.00%, 06/22/2050	239,000	158,621
		3,183,559
Industrials - 3.5%
TransDigm, Inc.
7.13%, 12/01/2031(a)	155,000	160,622
6.63%, 03/01/2032(a)	85,000	87,354
6.38%, 05/31/2033(a)	161,000	162,238
6.75%, 01/31/2034(a)	162,000	166,422
		576,636
Information Technology - 15.1%
AppLovin Corp.
5.50%, 12/01/2034	157,000	156,940
5.95%, 12/01/2054	119,000	109,160
Arrow Electronics, Inc.
2.95%, 02/15/2032	189,000	168,284
5.88%, 04/10/2034	155,000	159,747
Atlassian Corp., 5.50%, 05/15/2034	157,000	153,212
Avnet, Inc., 6.25%, 03/15/2028	168,000	172,498
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	157,000	160,299
5.95%, 04/15/2035	155,000	156,194
DXC Technology Co., 2.38%, 09/15/2028	176,000	165,304
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(b)	153,000	154,237
5.60%, 10/15/2054	171,000	154,472
HP, Inc., 6.10%, 04/25/2035	154,000	162,016
Qorvo, Inc., 4.38%, 10/15/2029	170,000	166,734
Skyworks Solutions, Inc., 3.00%, 06/01/2031	181,000	163,092
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	168,000	167,853
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(a)	174,000	141,558
		2,511,600

	Par	Value
Materials - 1.9%
LyondellBasell Industries NV, 4.63%, 02/26/2055	$209,000	$158,357
Olin Corp., 6.63%, 04/01/2033(a)	159,000	157,513
		315,870
TOTAL CORPORATE BONDS (Cost$16,490,975)		16,298,418
TOTAL INVESTMENTS - 98.2% (Cost $16,490,975)		$16,298,418
Other Assets in Excess of Liabilities - 1.8%		291,911
TOTAL NET ASSETS - 100.0%		$16,590,329

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $2,285,149 or 13.8% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

60

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

	Pacer ActiveAlpha India Quality ETF	Pacer American Energy Infrastructure ETF	Pacer BlueStar Digital Entertainment ETF	Pacer BlueStar Engineering the Future ETF	Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
ASSETS:
Investments, at value	$ 1,056,465	$ 123,439,708	$3,981,694	$ 5,144,059	$ 30,439,080
Cash and cash equivalents	530	43,218	2,114	2,700	26,499
Interest receivable	12	175	4	6	28
Receivable for investments sold	—	—	—	—	44,105,600
Receivable for fund shares sold	—	—	—	—	15,876,540
Dividends receivable	—	275,333	6,612	6,779	36,629
Dividend tax reclaims receivable	—	12,439	419	611	1,149
Security lending income receivable	—	3,256	15	43	—
Total assets	1,057,007	123,774,129	3,990,858	5,154,198	90,485,525
LIABILITIES:
Payable to Adviser	736	64,334	1,564	1,766	12,123
Payable for investments purchased	—	—	—	—	43,725,336
Payable for fund shares redeemed	—	—	—	—	16,029,840
Payable upon return of securities loaned	—	14,616,236	59,009	267,361	—
Payable to custodian foreign currency, at value	—	36,310	707	64	—
Total liabilities	736	14,716,880	61,280	269,191	59,767,299
NET ASSETS	$ 1,056,271	$ 109,057,249	$3,929,578	$ 4,885,007	$ 30,718,226
Net Assets Consist of:
Paid-in capital	$ 1,001,540	$70,717,450	$5,097,606	$ 4,172,559	$ 29,218,960
Total distributable earnings/(accumulated losses)	54,731	38,339,799	(1,168,028)	712,448	1,499,266
Total net assets	$ 1,056,271	$ 109,057,249	$3,929,578	$ 4,885,007	$ 30,718,226
Net assets	$ 1,056,271	$ 109,057,249	$3,929,578	$ 4,885,007	$ 30,718,226
Shares issued and outstanding (unlimited shares authorized without par value)	40,000	2,300,000	160,000	160,000	1,150,000
Net asset value per share	$26.41	$47.42	$24.56	$30.53	$26.71
Cost:
Investments, at cost	$986,142	$94,792,444	$4,821,385	$ 4,353,543	$ 30,347,715
Proceeds:
Foreign currency proceeds	$ —	$36,717	$702	$60	$ —
Loaned Securities:
at value (included in investments)	$ —	$14,550,785	$58,308	$265,049	$ —

The accompanying notes are an integral part of these financial statements.

61

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Pacer Developed Markets Cash Cows Growth Leaders ETF	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	Pacer PE/VC ETF	Pacer S&P 500 Quality FCF Aristocrats ETF
ASSETS:
Investments, at value	$ 2,532,930	$ 16,727,668	$ 1,562,126,453	$ 2,066,123	$ 22,965,573
Dividends receivable	12,477	421	566,063	920	12,647
Receivable for investments sold	3,555	—	—	—	—
Dividend tax reclaims receivable	1,930	—	5,644	38	214
Cash and cash equivalents	1,613	1,041,460	5,685,529	186,627	14,733
Interest receivable	10	2,229	1,343,076	575	67
Security lending income receivable	—	101	1,834	—	—
Receivable for swap contracts	—	—	—	58,572	—
Deposit at broker for other investments	—	577,767	14,173,307	—	—
Total assets	2,552,515	18,349,646	1,583,901,906	2,312,855	22,993,234
LIABILITIES:
Payable to Adviser	1,483	8,344	734,005	1,715	7,858
Payable to custodian foreign currency, at value	689	—	—	—	—
Payable to custodian	536	—	—	—	—
Payable for swap contracts	—	—	—	11,390	—
Distributions payable	—	32,850	4,216,224	—	—
Payable upon return of securities loaned	—	331,166	17,677,045	—	—
Payable for expenses and other liabilities	—	8,871	239,540	—	1
Total liabilities	2,708	381,231	22,866,814	13,105	7,859
NET ASSETS	$ 2,549,807	$ 17,968,415	$ 1,561,035,092	$ 2,299,750	$ 22,985,375
Net Assets Consist of:
Paid-in capital	$ 2,087,014	$ 15,322,253	$ 1,309,848,507	$ 2,100,504	$ 21,304,766
Total distributable earnings	462,793	2,646,162	251,186,585	199,246	1,680,609
Total net assets	$ 2,549,807	$ 17,968,415	$ 1,561,035,092	$ 2,299,750	$ 22,985,375
Net assets	$ 2,549,807	$ 17,968,415	$ 1,561,035,092	$ 2,299,750	$ 22,985,375
Shares issued and outstanding (unlimited shares authorized without par value)	100,000	450,000	35,520,000	80,000	950,000
Net asset value per share	$25.50	$39.93	$43.95	$28.75	$24.20
Cost:
Investments, at cost	$ 2,200,498	$ 14,047,344	$ 1,308,727,569	$ 1,874,428	$ 21,771,407
Proceeds:
Foreign currency proceeds	$691	$ —	$ —	$ —	$ —
Loaned Securities:
at value (included in investments)	$ —	$330,422	$17,645,767	$ —	$ —

The accompanying notes are an integral part of these financial statements.

62

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Pacer S&P 500 Quality FCF High Dividend ETF	Pacer S&P 500 Quality FCF R&D Leaders ETF	Pacer S&P MidCap 400 Quality FCF Aristocrats ETF	Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF	Pacer Solactive Whitney Future of Warfare ETF
ASSETS:
Investments, at value	$ 530,155	$ 1,010,309	$984,382	$ 1,542,788	$14,776,211
Dividends receivable	747	374	306	143	25,286
Cash and cash equivalents	614	620	619	1,182	12,375
Dividend tax reclaims receivable	7	—	6	—	968
Interest receivable	1	1	1	2	20
Total assets	531,524	1,011,304	985,314	1,544,115	14,814,860
LIABILITIES:
Payable to Adviser	219	394	393	729	6,028
Payable to custodian foreign currency, at value	—	—	—	—	3,843
Total liabilities	219	394	393	729	9,871
NET ASSETS	$ 531,305	$ 1,010,910	$984,921	$ 1,543,386	$ 14,804,989
Net Assets Consist of:
Paid-in capital	$ 483,376	$991,230	$998,155	$ 1,560,388	$ 14,245,053
Total distributable earnings/(accumulated losses)	47,929	19,680	(13,234)	(17,002)	559,936
Total net assets	$ 531,305	$ 1,010,910	$984,921	$ 1,543,386	$ 14,804,989
Net assets	$ 531,305	$ 1,010,910	$984,921	$ 1,543,386	$ 14,804,989
Shares issued and outstanding (unlimited shares authorized without par value)	20,000	40,000	50,000	75,000	450,000
Net asset value per share	$26.57	$25.27	$19.70	$20.58	$32.90
Cost:
Investments, at cost	$ 528,017	$ 1,038,961	$ 1,031,820	$ 1,494,206	$ 14,467,593
Proceeds:
Foreign currency proceeds	$ —	$ —	$ —	$ —	$3,842

The accompanying notes are an integral part of these financial statements.

63

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Pacer Swan SOS Conservative April ETF	Pacer Swan SOS Conservative January ETF	Pacer Swan SOS Conservative July ETF	Pacer Swan SOS Conservative October ETF	Pacer Swan SOS Flex April ETF
ASSETS:
Investments, at value	$ 65,245,987	$ 48,034,396	$ 43,369,332	$ 48,764,456	$ 23,878,154
Cash and cash equivalents	296,006	206,743	177,606	74,861	115,474
Deposit at broker for other investments	12,374	5,962	6,156	5,014	4,790
Interest receivable	634	443	392	204	247
Total assets	65,555,001	48,247,544	43,553,486	48,844,535	23,998,665
LIABILITIES:
Written option contracts, at value	4,932,065	1,803,712	2,302,702	1,537,650	1,774,275
Payable to Adviser	29,402	22,415	20,019	22,931	10,723
Payable for expenses and other liabilities	—	—	5	3	3
Total liabilities	4,961,467	1,826,127	2,322,726	1,560,584	1,785,001
NET ASSETS	$ 60,593,534	$ 46,421,417	$ 41,230,760	$ 47,283,951	$ 22,213,664
Net Assets Consist of:
Paid-in capital	$ 53,418,099	$ 45,345,763	$ 38,182,546	$ 47,404,986	$ 23,484,687
Total distributable earnings/(accumulated losses)	7,175,435	1,075,654	3,048,214	(121,035)	(1,271,023)
Total net assets	$ 60,593,534	$ 46,421,417	$ 41,230,760	$ 47,283,951	$ 22,213,664
Net assets	$ 60,593,534	$ 46,421,417	$ 41,230,760	$ 47,283,951	$ 22,213,664
Shares issued and outstanding (unlimited shares authorized without par value)	2,050,000	1,450,000	1,325,000	1,550,000	650,000
Net asset value per share	$29.56	$32.01	$31.12	$30.51	$34.17
Cost:
Investments, at cost	$ 60,634,638	$ 46,218,808	$ 38,359,524	$ 46,379,706	$ 22,438,603
Proceeds:
Written options premium received	$2,675,929	$1,500,532	$1,263,664	$1,654,672	$1,470,890

The accompanying notes are an integral part of these financial statements.

64

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Pacer Swan SOS Flex January ETF	Pacer Swan SOS Flex July ETF	Pacer Swan SOS Flex October ETF	Pacer Swan SOS Fund of Funds ETF	Pacer Swan SOS Moderate April ETF
ASSETS:
Investments in unaffiliated securities, at value	$ 60,619,059	$ 35,792,218	$ 45,802,316	$ —	$ 93,290,503
Investments in affiliated securities, at value	—	—	—	564,990,012	—
Cash and cash equivalents	266,361	174,058	250,989	2,538,234	396,962
Deposit at broker for other investments	4,087	5,200	6,902	—	5,054
Interest receivable	779	399	539	5,394	850
Security lending income receivable	—	—	—	177	—
Receivable for transaction fee	—	—	—	7,966	—
Total assets	60,890,286	35,971,875	46,060,746	567,541,783	93,693,369
LIABILITIES:
Written option contracts, at value	2,549,509	1,483,360	1,336,130	—	7,369,777
Payable to Adviser	27,845	16,798	21,667	54,762	41,814
Payable for expenses and other liabilities	11	5	7	74	—
Total liabilities	2,577,365	1,500,163	1,357,804	54,836	7,411,591
NET ASSETS	$ 58,312,921	$ 34,471,712	$ 44,702,942	$ 567,486,947	$ 86,281,778
Net Assets Consist of:
Paid-in capital	$ 58,407,287	$ 34,003,736	$ 45,435,164	$ 463,753,754	$ 81,722,452
Total distributable earnings/(accumulated losses)	(94,366)	467,976	(732,222)	103,733,193	4,559,326
Total net assets	$ 58,312,921	$ 34,471,712	$ 44,702,942	$ 567,486,947	$ 86,281,778
Net assets	$ 58,312,921	$ 34,471,712	$ 44,702,942	$ 567,486,947	$ 86,281,778
Shares issued and outstanding (unlimited shares authorized without par value)	1,500,000	1,000,000	1,325,000	16,900,000	2,725,000
Net asset value per share	$38.88	$34.47	$33.74	$33.58	$31.66
Cost:
Investments in unaffiliated securities, at cost	$ 58,747,932	$ 32,090,104	$ 44,063,961	$ —	$ 87,351,922
Investments in affiliated securities, at cost	$ —	$ —	$ —	$ 473,404,208	$ —
Proceeds:
Written options premium received	$2,950,505	$1,683,228	$2,306,613	$ —	$5,086,524

The accompanying notes are an integral part of these financial statements.

65

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Pacer Swan SOS Moderate January ETF	Pacer Swan SOS Moderate July ETF	Pacer Swan SOS Moderate October ETF	Pacer US Cash Cows Bond ETF
ASSETS:
Investments, at value	$ 97,127,400	$ 92,673,464	$ 101,656,271	$ 16,298,418
Cash and cash equivalents	474,799	482,936	482,850	399,079
Deposit at broker for other investments	5,818	5,852	6,816	—
Interest receivable	1,016	1,033	1,035	236,816
Total assets	97,609,033	93,163,285	102,146,972	16,934,313
LIABILITIES:
Written option contracts, at value	4,280,922	4,986,527	3,462,388	—
Payable to Adviser	45,016	42,707	47,615	6,322
Interest payable	1	—	—	—
Payable for investments purchased	—	—	—	337,662
Payable for expenses and other liabilities	14	14	13	—
Total liabilities	4,325,953	5,029,248	3,510,016	343,984
NET ASSETS	$ 93,283,080	$ 88,134,037	$98,636,956	$ 16,590,329
Net Assets Consist of:
Paid-in capital	$ 93,169,831	$ 85,472,543	$ 103,239,408	$ 16,777,478
Total distributable earnings/(accumulated losses)	113,249	2,661,494	(4,602,452)	(187,149)
Total net assets	$ 93,283,080	$ 88,134,037	$98,636,956	$ 16,590,329
Net assets	$ 93,283,080	$ 88,134,037	$98,636,956	$ 16,590,329
Shares issued and outstanding (unlimited shares authorized without par value)	2,775,000	2,650,000	3,100,000	680,000
Net asset value per share	$33.62	$33.26	$31.82	$24.40
Cost:
Investments, at cost	$93,915,311	$ 82,893,368	$97,368,038	$ 16,490,975
Proceeds:
Written options premium received	$4,232,209	$3,718,296	$4,637,877	$ —

The accompanying notes are an integral part of these financial statements.

66

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited)

	Pacer ActiveAlpha India Quality ETF(a)	Pacer American Energy Infrastructure ETF	Pacer BlueStar Digital Entertainment ETF	Pacer BlueStar Engineering the Future ETF	Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
INVESTMENT INCOME:
Dividend income	$—	$1,048,017	$16,065	$11,946	$200,032
Less: dividend withholding taxes	—	(82,361)	(1,390)	(1,176)	(70)
Less: issuance fees	—	—	(4)	(228)	—
Interest income	11	1,538	77	39	265
Securities lending income	—	34,501	291	156	—
Total investment income	11	1,001,695	15,039	10,737	200,227
EXPENSES:
Investment advisory fee	735	336,190	10,399	6,982	50,880
Total expenses	735	336,190	10,399	6,982	50,880
Net investment income/(loss)	(724)	665,505	4,640	3,755	149,347
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	13,707,051	(188,303)	(72,698)	1,340,610
Foreign currency translation	(14,868)	(6,994)	139	(102)	—
Net realized gain (loss)	(14,868)	13,700,057	(188,164)	(72,800)	1,340,610
Net change in unrealized appreciation (depreciation) on:
Investments	70,323	9,790,508	(789,710)	405,389	(540,765)
Foreign currency translation	—	1,101	176	162	—
Net change in unrealized appreciation (depreciation)	70,323	9,791,609	(789,534)	405,551	(540,765)
Net realized and unrealized gain (loss)	55,455	23,491,666	(977,698)	332,751	799,845
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,731	$ 24,157,171	$ (973,058)	$ 336,506	$949,192

(a)	Inception date of the Fund was March 31, 2026.
The accompanying notes are an integral part of these financial statements.

67

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited) (Continued)

	Pacer Developed Markets Cash Cows Growth Leaders ETF	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	Pacer PE/VC ETF	Pacer S&P 500 Quality FCF Aristocrats ETF
INVESTMENT INCOME:
Dividend income	$32,658	$43,715	$7,572,090	$16,886	$ 107,017
Less: dividend withholding taxes	(3,624)	(182)	(1,686)	(6)	—
Less: issuance fees	—	—	(45)	—	—
Interest income	63	18,927	2,668,943	4,563	176
Securities lending income	21	826	15,274	—	—
Total investment income	29,118	63,286	10,254,576	21,443	107,193
EXPENSES:
Investment advisory fee	9,523	44,396	4,227,437	13,625	41,478
Total expenses	9,523	44,396	4,227,437	13,625	41,478
Net investment income	19,595	18,890	6,027,139	7,818	65,715
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	212,222	317,318	31,950,624	71,844	524,083
Futures contracts	—	(5,941)	3,237,827	—	—
Swap contracts	—	—	—	(73,701)	—
Foreign currency translation	1,107	—	—	—	—
Net realized gain (loss)	213,329	311,377	35,188,451	(1,857)	524,083
Net change in unrealized appreciation (depreciation) on:
Investments	107,836	702,704	39,164,688	(60,885)	74,260
Future contracts	—	(25,681)	2,408,751	—	—
Swap contracts	—	—	—	33,682	—
Foreign currency translation	274	—	—	—	—
Net change in unrealized appreciation (depreciation)	108,110	677,023	41,573,439	(27,203)	74,260
Net realized and unrealized gain (loss)	321,439	988,400	76,761,890	(29,060)	598,343
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 341,034	$ 1,007,290	$ 82,789,029	$ (21,242)	$ 664,058

The accompanying notes are an integral part of these financial statements.

68

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited) (Continued)

	Pacer S&P 500 Quality FCF High Dividend ETF(a)	Pacer S&P 500 Quality FCF R&D Leaders ETF(a)	Pacer S&P MidCap 400 Quality FCF Aristocrats ETF	Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF	Pacer Solactive Whitney Future of Warfare ETF
INVESTMENT INCOME:
Dividend income	$8,685	$2,264	$3,853	$6,690	$78,202
Less: dividend withholding taxes	—	(12)	(28)	—	(2,576)
Interest income	7	5	8	16	166
Total investment income	8,692	2,257	3,833	6,706	75,792
EXPENSES:
Investment advisory fee	1,236	1,380	2,383	3,542	25,228
Total expenses	1,236	1,380	2,383	3,542	25,228
Net investment income	7,456	877	1,450	3,164	50,564
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	42,763	47,776	35,998	(38,821)	244,297
Foreign currency translation	—	—	—	—	(561)
Net realized gain (loss)	42,763	47,776	35,998	(38,821)	243,736
Net change in unrealized appreciation (depreciation) on:
Investments	2,138	(28,652)	(50,276)	94,866	(31,435)
Foreign currency translation	—	—	—	—	93
Net change in unrealized appreciation (depreciation)	2,138	(28,652)	(50,276)	94,866	(31,342)
Net realized and unrealized gain (loss)	44,901	19,124	(14,278)	56,045	212,394
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 52,357	$20,001	$ (12,828)	$59,209	$ 262,958

(a)	Inception date of the Fund was January 12, 2026.
The accompanying notes are an integral part of these financial statements.

69

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited) (Continued)

	Pacer Swan SOS Conservative April ETF	Pacer Swan SOS Conservative January ETF	Pacer Swan SOS Conservative July ETF	Pacer Swan SOS Conservative October ETF	Pacer Swan SOS Flex April ETF
INVESTMENT INCOME:
Interest income	$5,052	$2,812	$3,172	$411	$1,765
Total investment income	5,052	2,812	3,172	411	1,765
EXPENSES:
Investment advisory fee	195,343	118,448	122,299	139,341	63,533
Total expenses	195,343	118,448	122,299	139,341	63,533
Net investment loss	(190,291)	(115,636)	(119,127)	(138,930)	(61,768)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	9,288,214	3,870,128	65,949	(45,076)	1,939,601
Written option contracts expired or closed	(356,650)	(201,062)	(65,937)	8,710	746,019
Net realized gain (loss)	8,931,564	3,669,066	12	(36,366)	2,685,620
Net change in unrealized appreciation (depreciation) on:
Investments	(8,850,073)	(2,160,697)	1,525,503	1,586,717	(2,025,902)
Written option contracts	4,406,169	620,593	443,371	533,291	1,177,335
Net change in unrealized appreciation (depreciation)	(4,443,904)	(1,540,104)	1,968,874	2,120,008	(848,567)
Net realized and unrealized gain (loss)	4,487,660	2,128,962	1,968,886	2,083,642	1,837,053
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,297,369	$2,013,326	$ 1,849,759	$ 1,944,712	$1,775,285

The accompanying notes are an integral part of these financial statements.

70

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited) (Continued)

	Pacer Swan SOS Flex January ETF	Pacer Swan SOS Flex July ETF	Pacer Swan SOS Flex October ETF	Pacer Swan SOS Fund of Funds ETF	Pacer Swan SOS Moderate April ETF
INVESTMENT INCOME:
Interest income	$4,299	$2,975	$2,344	$33,796	$7,571
Securities lending income	—	—	—	8,934	—
Total investment income	4,299	2,975	2,344	42,730	7,571
EXPENSES:
Investment advisory fee	155,366	108,069	122,791	325,394	252,752
Total expenses	155,366	108,069	122,791	325,394	252,752
Net investment loss	(151,067)	(105,094)	(120,447)	(282,664)	(245,181)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	5,151,165	7,276	(109,671)	—	10,258,789
Investments in affiliated securities	—	—	—	12,951,259	—
Written option contracts expired or closed	896,454	(61,540)	(1,455)	—	537,422
Net realized gain (loss)	6,047,619	(54,264)	(111,126)	12,951,259	10,796,211
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(3,519,166)	1,013,772	1,288,143	—	(8,799,316)
Investments in affiliated securities	—	—	—	16,413,716	—
Written option contracts	727,712	897,033	1,138,970	—	4,534,693
Net change in unrealized appreciation (depreciation)	(2,791,454)	1,910,805	2,427,113	16,413,716	(4,264,623)
Net realized and unrealized gain (loss)	3,256,165	1,856,541	2,315,987	29,364,975	6,531,588
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,105,098	$ 1,751,447	$ 2,195,540	$29,082,311	$6,286,407

The accompanying notes are an integral part of these financial statements.

71

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited) (Continued)

	Pacer Swan SOS Moderate January ETF	Pacer Swan SOS Moderate July ETF	Pacer Swan SOS Moderate October ETF	Pacer US Cash Cows Bond ETF
INVESTMENT INCOME:
Interest income	$7,457	$7,873	$2,352	$317,058
Total investment income	7,457	7,873	2,352	317,058
EXPENSES:
Investment advisory fee	252,081	263,675	284,617	26,544
Total expenses	252,081	263,675	284,617	26,544
Net investment income/(loss)	(244,624)	(255,802)	(282,265)	290,514
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	8,985,536	117,769	(184,831)	8,713
Written option contracts expired or closed	107,132	(146,675)	(5,699)	—
Net realized gain (loss)	9,092,668	(28,906)	(190,530)	8,713
Net change in unrealized appreciation (depreciation) on:
Investments	(6,145,664)	2,915,864	2,915,859	(228,211)
Written option contracts	1,634,721	1,354,363	1,842,686	—
Net change in unrealized appreciation (depreciation)	(4,510,943)	4,270,227	4,758,545	(228,211)
Net realized and unrealized gain (loss)	4,581,725	4,241,321	4,568,015	(219,498)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,337,101	$ 3,985,519	$ 4,285,750	$71,016

The accompanying notes are an integral part of these financial statements.

72

Pacer Funds
Statements of Changes in Net Assets

	Pacer ActiveAlpha India Quality ETF	Pacer American Energy Infrastructure ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(724)	$665,505	$1,515,743
Net realized gain (loss)	(14,868)	13,700,057	3,049,502
Net change in unrealized appreciation (depreciation)	70,323	9,791,609	(1,710,776)
Net increase (decrease) in net assets from operations	54,731	24,157,171	2,854,469
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(2,104,000)	(1,040,172)
From return of capital	—	—	(3,065,828)
Total distributions to shareholders	—	(2,104,000)	(4,106,000)
CAPITAL TRANSACTIONS:
Shares sold	1,000,000	36,707,445	26,801,225
Shares redeemed	—	(29,259,100)	(9,899,635)
ETF transaction fees (See Note 1)	1,540	—	—
Net increase (decrease) in net assets from capital transactions	1,001,540	7,448,345	16,901,590
Net increase (decrease) in net assets	1,056,271	29,501,516	15,650,059
NET ASSETS:
Beginning of the period	—	79,555,733	63,905,674
End of the period	$ 1,056,271	$ 109,057,249	$ 79,555,733
SHARES TRANSACTIONS
Shares sold	40,000	800,000	650,000
Shares redeemed	—	(650,000)	(250,000)
Total increase (decrease) in shares outstanding	40,000	150,000	400,000

(a)	Inception date of the Fund was March 31, 2026.
(b)	Effective 2/28/2026, the Fund changed its name from Pacer American Energy Independence ETF to Pacer American Energy Infrastructure ETF.
The accompanying notes are an integral part of these financial statements.

73

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer BlueStar Digital Entertainment ETF		Pacer BlueStar Engineering the Future ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$4,640	$45,675	$3,755	$2,126
Net realized gain (loss)	(188,164)	380,038	(72,800)	38,356
Net change in unrealized appreciation (depreciation)	(789,534)	(126,149)	405,551	400,837
Net increase (decrease) in net assets from operations	(973,058)	299,564	336,506	441,319
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,111)	(46,758)	(23,979)	(1,847)
Total distributions to shareholders	(7,111)	(46,758)	(23,979)	(1,847)
CAPITAL TRANSACTIONS:
Shares sold	—	4,389,696	2,912,296	398,688
Shares redeemed	—	(693,686)	—	—
ETF transaction fees (See Note 1)	—	1,307	65	1
Net increase (decrease) in net assets from capital transactions	—	3,697,317	2,912,361	398,689
Net increase (decrease) in net assets	(980,169)	3,950,123	3,224,888	838,161
NET ASSETS:
Beginning of the period	4,909,747	959,624	1,660,119	821,958
End of the period	$ 3,929,578	$ 4,909,747	$ 4,885,007	$ 1,660,119
SHARES TRANSACTIONS
Shares sold	—	140,000	100,000	20,000
Shares redeemed	—	(20,000)	—	—
Total increase (decrease) in shares outstanding	—	120,000	100,000	20,000

The accompanying notes are an integral part of these financial statements.

74

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF		Pacer Developed Markets Cash Cows Growth Leaders ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$149,347	$6,210	$19,595	$18,067
Net realized gain (loss)	1,340,610	733,347	213,329	62,282
Net change in unrealized appreciation (depreciation)	(540,765)	632,130	108,110	221,013
Net increase (decrease) in net assets from operations	949,192	1,371,687	341,034	301,362
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(79,820)	(4,593)	(31,958)	(12,632)
Total distributions to shareholders	(79,820)	(4,593)	(31,958)	(12,632)
CAPITAL TRANSACTIONS:
Shares sold	50,222,985	15,529,903	584,325	2,644,745
Shares redeemed	(30,090,630)	(7,180,498)	(1,202,265)	(563,728)
ETF transaction fees (See Note 1)	—	—	—	128
Net increase (decrease) in net assets from capital transactions	20,132,355	8,349,405	(617,940)	2,081,145
Net increase (decrease) in net assets	21,001,727	9,716,499	(308,864)	2,369,875
NET ASSETS:
Beginning of the period	9,716,499	—	2,858,671	488,796
End of the period	$30,718,226	$9,716,499	$2,549,807	$ 2,858,671
SHARES TRANSACTIONS
Shares sold	1,925,000	675,000	25,000	125,000
Shares redeemed	(1,150,000)	(300,000)	(50,000)	(25,000)
Total increase (decrease) in shares outstanding	775,000	375,000	(25,000)	100,000

(a)	Inception date of the Fund was May 6, 2025.
The accompanying notes are an integral part of these financial statements.

75

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF		Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$18,890	$31,541	$6,027,139	$8,973,175
Net realized gain (loss)	311,377	12,967	35,188,451	22,168,220
Net change in unrealized appreciation (depreciation)	677,023	1,963,045	41,573,439	147,370,714
Net increase (decrease) in net assets from operations	1,007,290	2,007,553	82,789,029	178,512,109
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(304,240)	(98,563)	(35,211,867)	(16,400,178)
From return of capital	—	(253,062)	—	(37,414,401)
Total distributions to shareholders	(304,240)	(351,625)	(35,211,867)	(53,814,579)
CAPITAL TRANSACTIONS:
Shares sold	5,631,340	5,474,385	290,876,256	681,731,298
Shares redeemed	(1,888,410)	—	(104,983,263)	(72,970,068)
Net increase (decrease) in net assets from capital transactions	3,742,930	5,474,385	185,892,993	608,761,230
Net increase (decrease) in net assets	4,445,980	7,130,313	233,470,155	733,458,760
NET ASSETS:
Beginning of the period	13,522,435	6,392,122	1,327,564,937	594,106,177
End of the period	$ 17,968,415	$ 13,522,435	$ 1,561,035,092	$ 1,327,564,937
SHARES TRANSACTIONS
Shares sold	150,000	150,000	6,870,000	17,310,000
Shares redeemed	(50,000)	—	(2,490,000)	(1,920,000)
Total increase (decrease) in shares outstanding	100,000	150,000	4,380,000	15,390,000

The accompanying notes are an integral part of these financial statements.

76

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer PE/VC ETF		Pacer S&P 500 Quality FCF Aristocrats ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$7,818	$6,118	$65,715	$42,252
Net realized gain (loss)	(1,857)	100,979	524,083	351,910
Net change in unrealized appreciation (depreciation)	(27,203)	266,080	74,260	1,119,906
Net increase (decrease) in net assets from operations	(21,242)	373,177	664,058	1,514,068
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(147,690)	(4,999)	(61,906)	(21,117)
Total distributions to shareholders	(147,690)	(4,999)	(61,906)	(21,117)
CAPITAL TRANSACTIONS:
Shares sold	—	3,154,656	7,678,672	17,321,163
Shares redeemed	(1,054,152)	—	(2,364,110)	(1,745,453)
Net increase (decrease) in net assets from capital transactions	(1,054,152)	3,154,656	5,314,562	15,575,710
Net increase (decrease) in net assets	(1,223,084)	3,522,834	5,916,714	17,068,661
NET ASSETS:
Beginning of the period	3,522,834	—	17,068,661	—
End of the period	$2,299,750	$ 3,522,834	$ 22,985,375	$ 17,068,661
SHARES TRANSACTIONS
Shares sold	—	120,000	325,000	800,000
Shares redeemed	(40,000)	—	(100,000)	(75,000)
Total increase (decrease) in shares outstanding	(40,000)	120,000	225,000	725,000

(a)	Inception date of the Fund was February 3, 2025.
(b)	Inception date of the Fund was May 6, 2025.
The accompanying notes are an integral part of these financial statements.

77

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer S&P 500 Quality FCF High Dividend ETF	Pacer S&P 500 Quality FCF R&D Leaders ETF	Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$7,456	$877	$1,450	$495
Net realized gain (loss)	42,763	47,776	35,998	(2,337)
Net change in unrealized appreciation (depreciation)	2,138	(28,652)	(50,276)	2,838
Net increase (decrease) in net assets from operations	52,357	20,001	(12,828)	996
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,428)	(321)	(1,402)	—
Total distributions to shareholders	(4,428)	(321)	(1,402)	—
CAPITAL TRANSACTIONS:
Shares sold	1,523,784	1,485,220	483,133	1,009,000
Shares redeemed	(1,040,408)	(493,990)	(493,978)	—
Net increase (decrease) in net assets from capital transactions	483,376	991,230	(10,845)	1,009,000
Net increase (decrease) in net assets	531,305	1,010,910	(25,075)	1,009,996
NET ASSETS:
Beginning of the period	—	—	1,009,996	—
End of the period	$531,305	$ 1,010,910	$984,921	$ 1,009,996
SHARES TRANSACTIONS
Shares sold	60,000	60,000	25,000	50,000
Shares redeemed	(40,000)	(20,000)	(25,000)	—
Total increase (decrease) in shares outstanding	20,000	40,000	—	50,000

(a)	Inception date of the Fund was January 12, 2026.
(b)	Inception date of the Fund was August 27, 2025.
The accompanying notes are an integral part of these financial statements.

78

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF		Pacer Solactive Whitney Future of Warfare ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$3,164	$443	$50,564	$15,147
Net realized gain (loss)	(38,821)	24,365	243,736	125,147
Net change in unrealized appreciation (depreciation)	94,866	(46,284)	(31,342)	340,025
Net increase (decrease) in net assets from operations	59,209	(21,476)	262,958	480,319
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,432)	—	(27,026)	(12,515)
Total distributions to shareholders	(3,432)	—	(27,026)	(12,515)
CAPITAL TRANSACTIONS:
Shares sold	1,009,650	1,513,465	9,117,500	7,112,573
Shares redeemed	(507,002)	(507,028)	(835,785)	(1,293,035)
Net increase (decrease) in net assets from capital transactions	502,648	1,006,437	8,281,715	5,819,538
Net increase (decrease) in net assets	558,425	984,961	8,517,647	6,287,342
NET ASSETS:
Beginning of the period	984,961	—	6,287,342	—
End of the period	$ 1,543,386	$984,961	$ 14,804,989	$6,287,342
SHARES TRANSACTIONS
Shares sold	50,000	75,000	275,000	250,000
Shares redeemed	(25,000)	(25,000)	(25,000)	(50,000)
Total increase (decrease) in shares outstanding	25,000	50,000	250,000	200,000

(a)	Inception date of the Fund was August 27, 2025.
(b)	Inception date of the Fund was December 17, 2024.
The accompanying notes are an integral part of these financial statements.

79

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Conservative April ETF		Pacer Swan SOS Conservative January ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(190,291)	$(335,418)	$(115,636)	$(161,345)
Net realized gain (loss)	8,931,564	2,274,403	3,669,066	2,551,090
Net change in unrealized appreciation (depreciation)	(4,443,904)	3,517,399	(1,540,104)	821,998
Net increase (decrease) in net assets from operations	4,297,369	5,456,384	2,013,326	3,211,743
CAPITAL TRANSACTIONS:
Shares sold	58,727,480	80,039,048	44,837,832	32,652,635
Shares redeemed	(79,530,745)	(46,172,860)	(32,399,980)	(23,630,292)
ETF transaction fees (See Note 1)	2,096	5,328	1,548	1,751
Net increase (decrease) in net assets from capital transactions	(20,801,169)	33,871,516	12,439,400	9,024,094
Net increase (decrease) in net assets	(16,503,800)	39,327,900	14,452,726	12,235,837
NET ASSETS:
Beginning of the period	77,097,334	37,769,434	31,968,691	19,732,854
End of the period	$60,593,534	$77,097,334	$46,421,417	$31,968,691
SHARES TRANSACTIONS
Shares sold	2,075,000	3,150,000	1,450,000	1,175,000
Shares redeemed	(2,825,000)	(1,825,000)	(1,050,000)	(850,000)
Total increase (decrease) in shares outstanding	(750,000)	1,325,000	400,000	325,000

The accompanying notes are an integral part of these financial statements.

80

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Conservative July ETF		Pacer Swan SOS Conservative October ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(119,127)	$(228,968)	$(138,930)	$(214,852)
Net realized gain (loss)	12	5,254,450	(36,366)	3,860,466
Net change in unrealized appreciation (depreciation)	1,968,874	634,754	2,120,008	450,089
Net increase (decrease) in net assets from operations	1,849,759	5,660,236	1,944,712	4,095,703
CAPITAL TRANSACTIONS:
Shares sold	—	53,603,823	6,582,287	68,373,800
Shares redeemed	(3,716,071)	(53,407,585)	(3,677,248)	(44,997,817)
ETF transaction fees (See Note 1)	371	3,395	1,026	3,556
Net increase (decrease) in net assets from capital transactions	(3,715,700)	199,633	2,906,065	23,379,539
Net increase (decrease) in net assets	(1,865,941)	5,859,869	4,850,777	27,475,242
NET ASSETS:
Beginning of the period	43,096,701	37,236,832	42,433,174	14,957,932
End of the period	$ 41,230,760	$43,096,701	$ 47,283,951	$42,433,174
SHARES TRANSACTIONS
Shares sold	—	1,975,000	225,000	2,450,000
Shares redeemed	(125,000)	(1,950,000)	(125,000)	(1,575,000)
Total increase (decrease) in shares outstanding	(125,000)	25,000	100,000	875,000

The accompanying notes are an integral part of these financial statements.

81

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Flex April ETF		Pacer Swan SOS Flex January ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(61,768)	$(134,674)	$(151,067)	$(286,557)
Net realized gain (loss)	2,685,620	1,509,014	6,047,619	6,669,937
Net change in unrealized appreciation (depreciation)	(848,567)	131,419	(2,791,454)	(256,925)
Net increase (decrease) in net assets from operations	1,775,285	1,505,759	3,105,098	6,126,455
CAPITAL TRANSACTIONS:
Shares sold	20,979,855	23,651,437	58,699,972	52,043,348
Shares redeemed	(22,500,445)	(27,843,988)	(52,076,692)	(56,654,928)
ETF transaction fees (See Note 1)	159	584	1,409	1,275
Net increase (decrease) in net assets from capital transactions	(1,520,431)	(4,191,967)	6,624,689	(4,610,305)
Net increase (decrease) in net assets	254,854	(2,686,208)	9,729,787	1,516,150
NET ASSETS:
Beginning of the period	21,958,810	24,645,018	48,583,134	47,066,984
End of the period	$22,213,664	$21,958,810	$58,312,921	$48,583,134
SHARES TRANSACTIONS
Shares sold	650,000	825,000	1,575,000	1,575,000
Shares redeemed	(700,000)	(975,000)	(1,400,000)	(1,700,000)
Total increase (decrease) in shares outstanding	(50,000)	(150,000)	175,000	(125,000)

The accompanying notes are an integral part of these financial statements.

82

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Flex July ETF		Pacer Swan SOS Flex October ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(105,094)	$(166,395)	$(120,447)	$(90,919)
Net realized gain (loss)	(54,264)	2,877,278	(111,126)	1,852,394
Net change in unrealized appreciation (depreciation)	1,910,805	976,659	2,427,113	331,276
Net increase (decrease) in net assets from operations	1,751,447	3,687,542	2,195,540	2,092,751
CAPITAL TRANSACTIONS:
Shares sold	1,645,692	39,214,478	20,855,122	30,675,290
Shares redeemed	(8,238,295)	(30,705,367)	(4,034,213)	(21,824,595)
ETF transaction fees (See Note 1)	988	2,319	2,489	2,260
Net increase (decrease) in net assets from capital transactions	(6,591,615)	8,511,430	16,823,398	8,852,955
Net increase (decrease) in net assets	(4,840,168)	12,198,972	19,018,938	10,945,706
NET ASSETS:
Beginning of the period	39,311,880	27,112,908	25,684,004	14,738,298
End of the period	$ 34,471,712	$39,311,880	$ 44,702,942	$25,684,004
SHARES TRANSACTIONS
Shares sold	50,000	1,275,000	650,000	975,000
Shares redeemed	(250,000)	(1,025,000)	(125,000)	(700,000)
Total increase (decrease) in shares outstanding	(200,000)	250,000	525,000	275,000

The accompanying notes are an integral part of these financial statements.

83

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Fund of Funds ETF		Pacer Swan SOS Moderate April ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(282,664)	$(438,322)	$(245,181)	$(462,453)
Net realized gain (loss)	12,951,259	15,964,330	10,796,211	4,532,311
Net change in unrealized appreciation (depreciation)	16,413,716	32,600,478	(4,264,623)	2,057,273
Net increase (decrease) in net assets from operations	29,082,311	48,126,486	6,286,407	6,127,131
CAPITAL TRANSACTIONS:
Shares sold	69,814,795	168,524,145	83,727,113	98,712,790
Shares redeemed	(52,304,643)	(74,009,960)	(91,259,122)	(88,391,583)
ETF transaction fees (See Note 1)	203,332	309,584	890	5,604
Net increase (decrease) in net assets from capital transactions	17,713,484	94,823,769	(7,531,119)	10,326,811
Net increase (decrease) in net assets	46,795,795	142,950,255	(1,244,712)	16,453,942
NET ASSETS:
Beginning of the period	520,691,152	377,740,897	87,526,490	71,072,548
End of the period	$ 567,486,947	$ 520,691,152	$86,281,778	$87,526,490
SHARES TRANSACTIONS
Shares sold	2,175,000	5,675,000	2,775,000	3,625,000
Shares redeemed	(1,625,000)	(2,525,000)	(3,025,000)	(3,250,000)
Total increase (decrease) in shares outstanding	550,000	3,150,000	(250,000)	375,000

The accompanying notes are an integral part of these financial statements.

84

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Moderate January ETF		Pacer Swan SOS Moderate July ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(244,624)	$(475,515)	$(255,802)	$(463,353)
Net realized gain (loss)	9,092,668	9,511,742	(28,906)	9,885,064
Net change in unrealized appreciation (depreciation)	(4,510,943)	(347,486)	4,270,227	955,117
Net increase (decrease) in net assets from operations	4,337,101	8,688,741	3,985,519	10,376,828
CAPITAL TRANSACTIONS:
Shares sold	92,378,530	101,442,220	801,460	89,667,933
Shares redeemed	(84,136,412)	(97,535,483)	(8,795,183)	(86,586,087)
ETF transaction fees (See Note 1)	1,949	4,452	959	2,908
Net increase (decrease) in net assets from capital transactions	8,244,067	3,911,189	(7,992,764)	3,084,754
Net increase (decrease) in net assets	12,581,168	12,599,930	(4,007,245)	13,461,582
NET ASSETS:
Beginning of the period	80,701,912	68,101,982	92,141,282	78,679,700
End of the period	$93,283,080	$80,701,912	$ 88,134,037	$92,141,282
SHARES TRANSACTIONS
Shares sold	2,850,000	3,475,000	25,000	3,025,000
Shares redeemed	(2,600,000)	(3,325,000)	(275,000)	(2,950,000)
Total increase (decrease) in shares outstanding	250,000	150,000	(250,000)	75,000

The accompanying notes are an integral part of these financial statements.

85

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Moderate October ETF		Pacer US Cash Cows Bond ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(282,265)	$(493,748)	$290,514	$198,435
Net realized gain (loss)	(190,530)	9,339,250	8,713	108,495
Net change in unrealized appreciation (depreciation)	4,758,545	823,907	(228,211)	35,654
Net increase (decrease) in net assets from operations	4,285,750	9,669,409	71,016	342,584
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(411,487)	(189,412)
Total distributions to shareholders	—	—	(411,487)	(189,412)
CAPITAL TRANSACTIONS:
Shares sold	25,146,645	130,942,742	9,896,480	6,881,148
Shares redeemed	(8,382,425)	(128,689,655)	—	—
ETF transaction fees (See Note 1)	3,353	12,029	—	—
Net increase (decrease) in net assets from capital transactions	16,767,573	2,265,116	9,896,480	6,881,148
Net increase (decrease) in net assets	21,053,323	11,934,525	9,556,009	7,034,320
NET ASSETS:
Beginning of the period	77,583,633	65,649,108	7,034,320	—
End of the period	$ 98,636,956	$77,583,633	$ 16,590,329	$ 7,034,320
SHARES TRANSACTIONS
Shares sold	825,000	4,525,000	400,000	280,000
Shares redeemed	(275,000)	(4,400,000)	—	—
Total increase (decrease) in shares outstanding	550,000	125,000	400,000	280,000

(a)	Inception date of the Fund was December 17, 2024.
The accompanying notes are an integral part of these financial statements.

86

Pacer ActiveAlpha India Quality ETF
Financial Highlights

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	1.39
Total from investment operations	1.37
ETF transaction fees per share	0.04
Net asset value, end of period	$26.41
Total return(d)	5.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,056
Ratio of expenses to average net assets(e)	0.85%
Ratio of net investment income (loss) to average net assets(e)	(0.84)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was March 31, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

87

Pacer American Energy Infrastructure ETF(g)
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$37.00	$36.52	$27.12	$27.87	$25.31	$14.96
INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.69	0.72	0.63	0.41	0.40
Net realized and unrealized gain (loss) on investments(b)	11.07	1.63	10.12	0.06	3.59	11.39
Total from investment operations	11.38	2.32	10.84	0.69	4.00	11.79
LESS DISTRIBUTIONS FROM:
Net investment income	(0.96)	(0.47)	(0.82)	(0.33)	(0.26)	(0.50)
Return of capital	—	(1.37)	(0.62)	(1.11)	(1.18)	(0.94)
Total distributions	(0.96)	(1.84)	(1.44)	(1.44)	(1.44)	(1.44)
ETF transaction fees per share	—	—	0.00(c)	—	—	—
Net asset value, end of period	$47.42	$37.00	$36.52	$27.12	$27.87	$25.31
Total return(d)	31.11%	6.10%	40.90%	2.68%	16.26%	80.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$109,057	$79,556	$63,906	$43,388	$47,377	$25,309
Ratio of expenses to average net assets(e)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	1.48%	1.73%	2.27%	2.32%	1.53%	1.82%
Portfolio turnover rate(d)(f)	31%	24%	22%	27%	25%	22%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective 2/28/2026, the Fund changed its name from Pacer American Energy Independence ETF to Pacer American Energy Infrastructure ETF.
The accompanying notes are an integral part of these financial statements.

88

Pacer BlueStar Digital Entertainment ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$30.69	$23.99	$17.41	$15.44	$19.74
INVESTMENT OPERATIONS:
Net investment income(b)	0.03	0.56	0.09	0.15	0.05
Net realized and unrealized gain (loss) on investments(c)	(6.12)	6.89	6.58	1.99	(4.32)
Total from investment operations	(6.09)	7.45	6.67	2.14	(4.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.77)	(0.09)	(0.17)	(0.04)
Total distributions	(0.04)	(0.77)	(0.09)	(0.17)	(0.04)
ETF transaction fees per share	—	0.02	0.00(d)	—	0.01
Net asset value, end of period	$24.56	$30.69	$23.99	$17.41	$15.44
Total return(e)	−19.84%	31.37%	38.38%	13.74%	−21.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,930	$4,910	$960	$696	$618
Ratio of expenses to average net assets(f)(g)(i)	0.49%	0.54%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)(g)	0.22%	1.83%	0.40%	0.78%	0.53%
Portfolio turnover rate(e)(h)	16%	47%	49%	40%	33%

(a)	Inception date of the Fund was April 7, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Effective August 1, 2025 the investment advisory fee changed from 0.60% to 0.49%.
The accompanying notes are an integral part of these financial statements.

89

Pacer BlueStar Engineering the Future ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$27.67	$20.55	$17.67	$17.00	$20.52
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.04	0.04	0.04	0.01
Net realized and unrealized gain (loss) on investments(c)	3.12	7.12	2.87	0.68	(3.53)
Total from investment operations	3.16	7.16	2.91	0.72	(3.52)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.04)	(0.03)	(0.04)	—
Net realized gains	(0.21)	—	—	—	—
Return of capital	—	—	—	(0.01)	—
Total distributions	(0.30)	(0.04)	(0.03)	(0.05)	—
ETF transaction fees per share	0.00(d)	0.00(d)	—	—	—
Net asset value, end of period	$30.53	$27.67	$20.55	$17.67	$17.00
Total return(e)	11.61%	34.87%	16.48%	4.18%	−17.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,885	$1,660	$822	$1,414	$1,360
Ratio of expenses to average net assets(f)(h)	0.49%	0.56%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	0.26%	0.19%	0.17%	0.19%	0.07%
Portfolio turnover rate(e)(g)	13%	32%	19%	15%	—%

(a)	Inception date of the Fund was May 4, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective August 1, 2025 the investment advisory fee changed from 0.60% to 0.49%
The accompanying notes are an integral part of these financial statements.

90

Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.91	$19.82
INVESTMENT OPERATIONS:
Net investment income(b)	0.19	0.02
Net realized and unrealized gain (loss) on investments(c)	0.69	6.08
Total from investment operations	0.88	6.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.01)
Total distributions	(0.08)	(0.01)
Net asset value, end of period	$26.71	$25.91
Total return(d)	3.40%	30.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,718	$9,716
Ratio of expenses to average net assets(e)	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	1.44%	0.19%
Portfolio turnover rate(d)(f)	225%	3%

(a)	Inception date of the Fund was May 6, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

91

Pacer Developed Markets Cash Cows Growth Leaders ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.87	$19.55	$20.10
INVESTMENT OPERATIONS:
Net investment income(b)	0.16	0.24	0.26
Net realized and unrealized gain (loss) on investments(c)	2.73	3.33	(0.62)
Total from investment operations	2.89	3.57	(0.36)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.25)	(0.19)
Total distributions	(0.26)	(0.25)	(0.19)
ETF transaction fees per share	—	0.00(d)	—
Net asset value, end of period	$25.50	$22.87	$19.55
Total return(e)	12.70%	18.44%	−1.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,550	$2,859	$489
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	1.34%	1.13%	2.16%
Portfolio turnover rate(e)(g)	33%	104%	33%

(a)	Inception date of the Fund was March 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

92

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$38.64	$31.96	$31.79
INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.14	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	1.99	8.10	0.17
Total from investment operations	2.04	8.24	0.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.28)	—
Net realized gains	—	(0.16)	—
Return of capital	(0.29)	(1.12)	—
Total distributions	(0.75)	(1.56)	—
Net asset value, end of period	$39.93	$38.64	$31.96
Total return(e)	5.46%	26.61%	0.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,968	$13,522	$6,392
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	0.26%	0.42%	(0.06)%
Portfolio turnover rate(e)(g)	8%	4%	—%

(a)	Inception date of the Fund was September 23, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

93

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,		Period Ended October 31, 2023(g)	Year Ended April 30, 2023	Period Ended April 30, 2022(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$42.63	$37.72	$29.77	$30.39	$31.64	$34.65
INVESTMENT OPERATIONS:
Net investment income(b)	0.18	0.38	0.42	0.18	0.32	0.12
Net realized and unrealized gain (loss) on investments(c)	2.18	6.73	9.62	0.22	0.53	(1.73)
Total from investment operations	2.36	7.11	10.04	0.40	0.85	(1.61)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.70)	(0.53)	(0.56)	(0.16)	(0.30)	(0.10)
Net realized gains	—	(0.14)	(0.20)	(0.04)	(0.33)	—
Return of capital	(0.34)	(1.53)	(1.33)	(0.82)	(1.47)	(1.30)
Total distributions	(1.04)	(2.20)	(2.09)	(1.02)	(2.10)	(1.40)
Net asset value, end of period	$43.95	$42.63	$37.72	$29.77	$30.39	$31.64
Total return(d)	5.65%	19.54%	34.25%	1.25%	3.25%	−5.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,561,035	$1,327,565	$594,106	$160,777	$109,388	$55,055
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.63%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(e)	0.86%	0.96%	1.16%	1.15%	1.07%	0.42%
Portfolio turnover rate(d)(f)	4%	6%	7%	4%	9%	7%

(a)	Inception date of the Fund was July 12, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	For the period May 1, 2023 to October 31, 2023.
The accompanying notes are an integral part of these financial statements.

94

Pacer PE/VC ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.36	$24.93
INVESTMENT OPERATIONS:
Net investment income(b)	0.07	0.07
Net realized and unrealized gain (loss) on investments(c)	0.55	4.42
Total from investment operations	0.62	4.49
LESS DISTRIBUTIONS FROM:
Net investment income	(1.23)	(0.06)
Total distributions	(1.23)	(0.06)
Net asset value, end of period	$28.75	$29.36
Total return(d)	2.18%	18.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,300	$3,523
Ratio of expenses to average net assets(e)	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(e)	0.49%	0.39%
Portfolio turnover rate(d)(f)	58%	86%

(a)	Inception date of the Fund was February 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

95

Pacer S&P 500 Quality FCF Aristocrats ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.54	$19.83
INVESTMENT OPERATIONS:
Net investment income(b)	0.09	0.08
Net realized and unrealized gain (loss) on investments(c)	0.66	3.67
Total from investment operations	0.75	3.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.04)
Total distributions	(0.09)	(0.04)
Net asset value, end of period	$24.20	$23.54
Total return(d)	3.16%	18.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,985	$17,069
Ratio of expenses to average net assets(e)	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.78%	0.76%
Portfolio turnover rate(d)(f)	10%	15%

(a)	Inception date of the Fund was May 6, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

96

Pacer S&P 500 Quality FCF High Dividend ETF
Financial Highlights

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.23
Net realized and unrealized gain (loss) on investments(c)	1.45
Total from investment operations	1.68
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)
Total distributions	(0.11)
Net asset value, end of period	$26.57
Total return(d)	7.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$531
Ratio of expenses to average net assets(e)	0.49%
Ratio of net investment income (loss) to average net assets(e)	2.93%
Portfolio turnover rate(d)(f)	13%

(a)	Inception date of the Fund was January 12, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

97

Pacer S&P 500 Quality FCF R&D Leaders ETF
Financial Highlights

Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain (loss) on investments(c)	0.26
Total from investment operations	0.28
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$25.27
Total return(d)	1.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,011
Ratio of expenses to average net assets(e)	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.31%
Portfolio turnover rate(d)(f)	23%

(a)	Inception date of the Fund was January 12, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

98

Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.20	$20.18
INVESTMENT OPERATIONS:
Net investment income(b)	0.03	0.01
Net realized and unrealized gain (loss) on investments(c)	(0.50)	0.01
Total from investment operations	(0.47)	0.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	—
Total distributions	(0.03)	—
Net asset value, end of period	$19.70	$20.20
Total return(d)	−2.34%	0.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$985	$1,010
Ratio of expenses to average net assets(e)	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.30%	0.28%
Portfolio turnover rate(d)(f)	33%	14%

(a)	Inception date of the Fund was August 27, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

99

Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.70	$20.16
INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.01
Net realized and unrealized gain (loss) on investments(c)	0.89	(0.47)
Total from investment operations	0.94	(0.46)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	—
Total distributions	(0.06)	—
Net asset value, end of period	$20.58	$19.70
Total return(d)	4.76%	−2.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,543	$985
Ratio of expenses to average net assets(e)	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(e)	0.53%	0.25%
Portfolio turnover rate(d)(f)	44%	32%

(a)	Inception date of the Fund was August 27, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

100

Pacer Solactive Whitney Future of Warfare ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$31.44	$24.76
INVESTMENT OPERATIONS:
Net investment income(b)	0.16	0.21
Net realized and unrealized gain (loss) on investments(c)	1.38	6.67
Total from investment operations	1.54	6.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.20)
Total distributions	(0.08)	(0.20)
Net asset value, end of period	$32.90	$31.44
Total return(d)	4.93%	27.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,805	$6,287
Ratio of expenses to average net assets(e)(h)	0.49%	0.54%
Ratio of tax expenses to average net assets(e)	—%	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	0.98%	0.85%
Portfolio turnover rate(d)(g)	10%	39%

(a)	Inception date of the Fund was December 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective August 1, 2025 the investment advisory fee changed from 0.60% to 0.49%
The accompanying notes are an integral part of these financial statements.

101

Pacer Swan SOS Conservative April ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$27.53	$25.61	$21.40	$20.75	$21.73	$20.61
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.08)	(0.15)	(0.15)	(0.15)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on investments(c)	2.11	2.07	4.36	0.80	(0.82)	1.21
Total from investment operations	2.03	1.92	4.21	0.65	(0.98)	1.12
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$29.56	$27.53	$25.61	$21.40	$20.75	$21.73
Total return(e)	7.35%	7.53%	19.66%	3.13%	−4.52%	5.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$60,594	$77,097	$37,769	$10,165	$16,081	$2,717
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.63%	0.76%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	—%	—%	0.01%	0.01%	—%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.60%	0.60%	0.62%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.58)%	(0.60)%	(0.73)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	—%	13%	—%	—%	—%

(a)	Inception date of the Fund was March 31, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

102

Pacer Swan SOS Conservative January ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$30.45	$27.22	$22.73	$20.89	$22.19	$20.56
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)	(0.16)	(0.16)	(0.16)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investments(c)	1.65	3.39	4.65	2.00	(1.14)	1.77
Total from investment operations	1.56	3.23	4.49	1.84	(1.30)	1.63
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$32.01	$30.45	$27.22	$22.73	$20.89	$22.19
Total return(e)	5.15%	11.86%	19.74%	8.79%	−5.85%	7.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$46,421	$31,969	$19,733	$10,229	$15,670	$2,774
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.64%	0.77%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	—%	—%	0.01%	0.02%	—%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.60%	0.60%	0.63%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.59)%	(0.58)%	(0.61)%	(0.74)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	—%	4%	—%	19%	—%

(a)	Inception date of the Fund was December 22, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

103

Pacer Swan SOS Conservative July ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$29.72	$26.13	$21.28	$19.50	$20.94	$20.48
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)	(0.16)	(0.15)	(0.15)	(0.15)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	1.49	3.75	5.00	1.93	(1.29)	0.51
Total from investment operations	1.40	3.59	4.85	1.78	(1.44)	0.46
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$31.12	$29.72	$26.13	$21.28	$19.50	$20.94
Total return(e)	4.70%	13.74%	22.80%	9.16%	−6.88%	2.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,231	$43,097	$37,237	$9,045	$6,336	$3,664
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.64%	0.76%	0.76%	0.76%
Ratio of dividends, interest and borrowing expense to average net assets(f)	—%	—%	0.01%	0.01%	—%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.60%	0.60%	0.63%	0.75%	—%	—%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.58)%	(0.60)%	(0.72)%	(0.75)%	(0.76)%
Portfolio turnover rate(e)(g)	—%	—%	2%	—%	—%	—%

(a)	Inception date of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

104

Pacer Swan SOS Conservative October ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$29.26	$26.01	$22.38	$19.89	$20.86	$20.51
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)	(0.16)	(0.16)	(0.16)	(0.15)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	1.34	3.41	3.79	2.65	(0.82)	0.36
Total from investment operations	1.25	3.25	3.63	2.49	(0.97)	0.35
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$30.51	$29.26	$26.01	$22.38	$19.89	$20.86
Total return(e)	4.24%	12.50%	16.24%	12.54%	−4.67%	1.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$47,284	$42,433	$14,958	$6,713	$4,971	$2,607
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.65%	0.77%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	—%	—%	0.01%	0.02%	—%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.60%	0.60%	0.64%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.60)%	(0.58)%	(0.62)%	(0.74)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	—%	—%	—%	—%	—%

(a)	Inception date of the Fund was September 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

105

Pacer Swan SOS Flex April ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$31.37	$28.99	$23.69	$21.58	$22.75	$20.61
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)	(0.17)	(0.17)	(0.17)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments(c)	2.89	2.55	5.47	2.28	(1.00)	2.24
Total from investment operations	2.80	2.38	5.30	2.11	(1.17)	2.14
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$34.17	$31.37	$28.99	$23.69	$21.58	$22.75
Total return(e)	8.94%	8.19%	22.39%	9.80%	−5.15%	10.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,214	$21,959	$24,645	$16,582	$12,406	$7,962
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.65%	0.76%	0.77%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	—%	—%	0.01%	0.01%	—%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.60%	0.60%	0.64%	0.75%	0.77%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.58)%	(0.62)%	(0.73)%	(0.76)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	—%	7%	—%	—%	—%

(a)	Inception date of the Fund was March 31, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

106

Pacer Swan SOS Flex January ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$36.67	$32.46	$25.92	$22.93	$23.82	$20.56
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.11)	(0.20)	(0.19)	(0.19)	(0.17)	(0.15)
Net realized and unrealized gain (loss) on investments(c)	2.32	4.41	6.73	3.18	(0.73)	3.41
Total from investment operations	2.21	4.21	6.54	2.99	(0.90)	3.26
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.01	—
Net asset value, end of period	$38.88	$36.67	$32.46	$25.92	$22.93	$23.82
Total return(e)	6.02%	12.96%	25.23%	13.05%	−3.74%	15.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$58,313	$48,583	$47,067	$18,147	$17,196	$3,573
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.64%	0.77%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	—%	—%	0.01%	0.02%	—%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.60%	0.60%	0.63%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.58)%	(0.61)%	(0.73)%	(0.76)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	—%	6%	—%	226%	—%

(a)	Inception date of the Fund was December 22, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

107

Pacer Swan SOS Flex July ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$32.76	$28.54	$22.96	$20.78	$21.31	$20.48
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.10)	(0.18)	(0.17)	(0.16)	(0.16)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	1.81	4.40	5.75	2.34	(0.37)	0.88
Total from investment operations	1.71	4.22	5.58	2.18	(0.53)	0.83
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$34.47	$32.76	$28.54	$22.96	$20.78	$21.31
Total return(e)	5.23%	14.79%	24.30%	10.49%	−2.49%	4.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$34,472	$39,312	$27,113	$22,960	$12,468	$5,327
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.66%	0.77%	0.76%	0.76%
Ratio of dividends, interest and borrowing expense to average net assets(f)	—%	—%	0.01%	0.02%	—%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.60%	0.60%	0.65%	0.75%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.58)%	(0.62)%	(0.69)%	(0.75)%	(0.76)%
Portfolio turnover rate(e)(g)	—%	—%	12%	—%	—%	—%

(a)	Inception date of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

108

Pacer Swan SOS Flex October ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$32.11	$28.07	$23.81	$21.32	$21.26	$20.51
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)	(0.17)	(0.17)	(0.17)	(0.16)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	1.72	4.21	4.43	2.66	0.22	0.76
Total from investment operations	1.63	4.04	4.26	2.49	0.06	0.75
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$33.74	$32.11	$28.07	$23.81	$21.32	$21.26
Total return(e)	5.09%	14.36%	17.90%	11.66%	0.31%	3.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$44,703	$25,684	$14,738	$10,715	$10,662	$3,720
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.65%	0.77%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	—%	—%	0.01%	0.02%	—%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.60%	0.60%	0.65%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.59)%	(0.59)%	(0.62)%	(0.74)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	—%	—%	12%	—%	—%

(a)	Inception date of the Fund was September 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

109

Pacer Swan SOS Fund of Funds ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$31.85	$28.62	$23.81	$21.56	$22.49	$20.26
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.03)	(0.03)	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	1.74	3.24	4.81	2.27	(0.96)	2.26
Total from investment operations	1.72	3.21	4.78	2.23	(0.99)	2.23
ETF transaction fees per share	0.01	0.02	0.03	0.02	0.06	—
Net asset value, end of period	$33.58	$31.85	$28.62	$23.81	$21.56	$22.49
Total return(d)	5.44%	11.29%	20.19%	10.42%	−4.12%	11.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$567,487	$520,691	$377,741	$173,239	$118,060	$38,234
Ratio of expenses to average net assets(e)(f)	0.12%	0.12%	0.14%	0.18%	0.18%	0.18%
Ratio of dividends, interest and borrowing expense to average net assets(e)(f)	—%	—%	0.00%(g)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(e)(f)	(0.10)%	(0.10)%	(0.11)%	(0.15)%	(0.13)%	(0.18)%
Portfolio turnover rate(d)(h)	—%	—%	—%	6%	11%	69%

(a)	Inception date of the Fund was December 29, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

110

Pacer Swan SOS Moderate April ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$29.42	$27.34	$22.96	$21.12	$21.98	$20.61
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)	(0.16)	(0.16)	(0.17)	(0.16)	(0.10)
Net realized and unrealized gain (loss) on investments(c)	2.33	2.24	4.54	2.01	(0.70)	1.47
Total from investment operations	2.24	2.08	4.38	1.84	(0.86)	1.37
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$31.66	$29.42	$27.34	$22.96	$21.12	$21.98
Total return(e)	7.62%	7.63%	19.06%	8.70%	−3.92%	6.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$86,282	$87,526	$71,073	$29,849	$17,954	$5,496
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.64%	0.76%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	—%	—%	0.01%	0.01%	—%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.60%	0.60%	0.63%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.58)%	(0.60)%	(0.73)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	—%	27%	—%	—%	—%

(a)	Inception date of the Fund was March 31, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

111

Pacer Swan SOS Moderate January ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$31.96	$28.67	$23.91	$21.50	$22.66	$20.56
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)	(0.17)	(0.17)	(0.17)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investments(c)	1.75	3.46	4.93	2.58	(0.89)	2.24
Total from investment operations	1.66	3.29	4.76	2.41	(1.05)	2.10
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.11)	—
Total distributions	—	—	—	—	(0.11)	—
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$33.62	$31.96	$28.67	$23.91	$21.50	$22.66
Total return(e)	5.18%	11.46%	19.93%	11.21%	−4.65%	10.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$93,283	$80,702	$68,102	$34,069	$20,425	$2,832
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.64%	0.76%	0.75%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	—%	—%	0.01%	0.01%	—%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.60%	0.60%	0.63%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.57)%	(0.61)%	(0.73)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	—%	4%	—%	48%	—%

(a)	Inception date of the Fund was December 22, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

112

Pacer Swan SOS Moderate July ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$31.77	$27.85	$22.96	$20.65	$21.02	$20.48
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)	(0.17)	(0.16)	(0.16)	(0.15)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	1.58	4.09	5.05	2.47	(0.22)	0.59
Total from investment operations	1.49	3.92	4.89	2.31	(0.37)	0.54
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.00)(d)	—
Total distributions	—	—	—	—	(0.00)(d)	—
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Net asset value, end of period	$33.26	$31.77	$27.85	$22.96	$20.65	$21.02
Total return(e)	4.67%	14.08%	21.30%	11.19%	−1.74%	2.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$88,134	$92,141	$78,680	$41,904	$33,556	$17,866
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.65%	0.76%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	—%	—%	0.01%	0.01%	—%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.60%	0.60%	0.64%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.58)%	(0.61)%	(0.73)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	—%	3%	—%	—%	—%

(a)	Inception date of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

113

Pacer Swan SOS Moderate October ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$30.42	$27.07	$23.41	$20.68	$20.97	$20.51
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)	(0.16)	(0.16)	(0.16)	(0.15)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	1.49	3.51	3.82	2.89	(0.14)	0.47
Total from investment operations	1.40	3.35	3.66	2.73	(0.29)	0.46
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$31.82	$30.42	$27.07	$23.41	$20.68	$20.97
Total return(e)	4.58%	12.39%	15.64%	13.22%	−1.40%	2.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$98,637	$77,584	$65,649	$36,864	$23,261	$8,912
Ratio of expenses to average net assets(f)	0.60%	0.60%	0.65%	0.76%	0.75%	0.75%
Ratio of dividends, interest and borrowing expense to average net assets(f)	—%	—%	0.00%(g)	0.01%	—%	—%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense(f)	0.60%	0.60%	0.65%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.60)%	(0.57)%	(0.62)%	(0.72)%	(0.74)%	(0.75)%
Portfolio turnover rate(e)(h)	—%	—%	—%	—%	—%	—%

(a)	Inception date of the Fund was September 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

114

Pacer US Cash Cows Bond ETF
Financial Highlights

	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.12	$24.86
INVESTMENT OPERATIONS:
Net investment income(b)	0.65	1.18
Net realized and unrealized gain (loss) on investments(c)	(0.30)	0.15
Total from investment operations	0.35	1.33
LESS DISTRIBUTIONS FROM:
Net investment income	(1.07)	(1.07)
Total distributions	(1.07)	(1.07)
Net asset value, end of period	$24.40	$25.12
Total return(d)	1.42%	5.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,590	$7,034
Ratio of expenses to average net assets(e)	0.49%	0.49%
Ratio of tax expenses to average net assets(e)	—%	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	5.36%	5.51%
Portfolio turnover rate(d)(g)	6%	95%

(a)	Inception date of the Fund was December 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

115

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Pacer Funds Trust (the “Trust”) is a Delaware statutory trust organized on August 12, 2014. PTLC, PTMC, PTNQ, PTEU, PTIN, PTBD, TRND, COWZ, CALF, GCOW, ICOW, ECOW, COWG, CAFG, BUL, HERD, PWS, INDS, SRVR, SZNE, ALTL, PAMC, PALC, PEXL, FLRT, SHPP, TRFK, QQQG, GLBL, PATN and PIEL’s fiscal year ends are April 30th and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”).

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer ActiveAlpha India Quality ETF	INDQ	March 31, 2026	Nasdaq	$300
Pacer American Energy Infrastructure ETF*	USAI	December 12, 2017	NYSE	300
Pacer BlueStar Digital Entertainment ETF	ODDS	April 7, 2022	Nasdaq	500
Pacer BlueStar Engineering the Future ETF	BULD	May 4, 2022	Nasdaq	500
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF	QQWZ	May 6, 2025	Nasdaq	300
Pacer Developed Markets Cash Cows Growth Leaders ETF	EAFG	March 20, 2024	NYSE	750
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF	QSIX	September 23, 2024	Nasdaq	300
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	QDPL	July 12, 2021	NYSE	300
Pacer PE/VC ETF	PEVC	February 3, 2025	NYSE	500
Pacer S&P 500 Quality FCF Aristocrats ETF	LCOW	May 6, 2025	Cboe	300
Pacer S&P 500 Quality FCF High Dividend ETF	QFHD	January 12, 2026	Cboe	300
Pacer S&P 500 Quality FCF R&D Leaders ETF	QFRD	January 12, 2026	Cboe	300
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF	MCOW	August 27, 2025	Cboe	300
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF	SCOW	August 27, 2025	Cboe	300
Pacer Solactive Whitney Future of Warfare ETF	FOWF	December 17, 2024	Cboe	500
Pacer Swan SOS Conservative (April) ETF	PSCW	March 31, 2021	Cboe	300
Pacer Swan SOS Conservative (January) ETF	PSCX	December 22, 2020	Cboe	300
Pacer Swan SOS Conservative (July) ETF	PSCJ	June 30, 2021	Cboe	300
Pacer Swan SOS Conservative (October) ETF	PSCQ	September 30, 2021	Cboe	300
Pacer Swan SOS Flex (April) ETF	PSFM	March 31, 2021	Cboe	300
Pacer Swan SOS Flex (January) ETF	PSFD	December 22, 2020	Cboe	300
Pacer Swan SOS Flex (July) ETF	PSFJ	June 30, 2021	Cboe	300
Pacer Swan SOS Flex (October) ETF	PSFO	September 30, 2021	Cboe	300
Pacer Swan SOS Fund of Funds ETF	PSFF	December 29, 2020	Cboe	300
Pacer Swan SOS Moderate (April) ETF	PSMR	March 31, 2021	Cboe	300
Pacer Swan SOS Moderate (January) ETF	PSMD	December 22, 2020	Cboe	300
Pacer Swan SOS Moderate (July) ETF	PSMJ	June 30, 2021	Cboe	300
Pacer Swan SOS Moderate (October) ETF	PSMO	September 30, 2021	Cboe	300
Pacer US Cash Cows Bond ETF	MILK	December 17, 2024	Cboe	300

*
Effective 2/28/2026, the Fund changed its name from Pacer American Energy Independence ETF to Pacer American Energy Infrastructure ETF. Changes were made to the Fund’s investment objectives, principal investment strategies, and principal risks as a result of this name change and are outlined in the Fund’s Prospectus and SAI.

Each Fund (other than QDPL) is classified as a non-diversified series of the Trust.

116

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
The investment objective of the following Funds is to track the performance, before fees and expenses, of the

Ticker	Index
INDQ	ActiveAlpha India Quality Index
USAI	American Energy Infrastructure Index*
ODDS	BlueStar Global Online Gambling, Video Gaming, and eSports Index
BULD	BlueStar Robotics and 3D Printing Index
QQWZ	Pacer COWZ NDX Rotator Index
EAFG	Pacer Developed Markets Cash Cows Growth Leaders Index
QSIX	Metaurus Nasdaq-100 Dividend Multiplier Total Return Index - Series 600
QDPL	Metaurus US Large Cap Dividend Multiplier Index – Series 400
PEVC	FTSE PE/VC Index
LCOW	S&P 500 Quality FCF Aristocrats Index
QFHD	S&P 500 Quality FCF High Dividend Index
QFRD	S&P 500 Quality FCF R&D Leaders Index
MCOW	S&P MidCap 400 Quality FCF Aristocrats Index
SCOW	S&P SmallCap 600 Quality FCF Aristocrats Index
FOWF	Solactive Whitney Future of Warfare Index
MILK	Solactive Pacer US Cash Cows Bond Index

*	Effective 2/28/2026, as a result of the Fund’s name change, the Fund changed its tracking index from American Energy Independence Index to American Energy Infrastructure Index.
The investment objective of the following Funds is to seek

Ticker	Objective
PSCW
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 13.08% (before fees and expenses of the Fund) and 12.48% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 1, 2026 to March 31, 2027.

PSCX
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 11.97% (before fees and expenses of the Fund) and 11.36% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from January 2, 2026 to December 31, 2026.

PSCJ
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 12.23% (before fees and expenses of the Fund) and 11.62% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 1, 2025 to June 30, 2026.

PSCQ
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 11.61% (before fees and expenses of the Fund) and 11.00% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 1, 2025 to September 30, 2026.

PSFM
to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.17% (before fees and expenses of the Fund) and 15.57% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 1, 2026 to March 31, 2027.

117

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)

Ticker	Objective
PSFD
provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.30% (before fees and expenses of the Fund) and 13.69% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from January 2, 2026 to December 31, 2026.

PSFJ
to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.10% (before fees and expenses of the Fund) and 13.49% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 1, 2025 to June 30, 2026.

PSFO
to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 13.73% (before fees and expenses of the Fund) and 13.12% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 1, 2025 to September 30, 2026.

PSFF	capital appreciation with downside protection.
PSMR
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 13.77% (before fees and expenses of the Fund) and 13.17% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 1, 2026 to March 31, 2027.

PSMD
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 12.15% (before fees and expenses of the Fund) and 11.54% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from January 2, 2026 to December 31, 2026.

PSMJ
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 12.20% (before fees and expenses of the Fund) and 11.59% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 1, 2025 to June 30, 2026.

PSMO
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 11.84% (before fees and expenses of the Fund) and 11.24% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 1, 2025 to September 30, 2026.

Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares except USAI and QSIX which generally consist of 50,000 shares, PEVC and MILK which consists of 40,000 shares, QDPL which consists of 30,000 shares, along with INDQ, ODDS, BULD, QFHD and QFRD which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees. The Funds currently offer one class of Shares, which have

118

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges $300 for the standard fixed creation fee, payable to the Custodian except ODDS, BULD, PEVC and FOWF which charges $500 and EAFG which charges $750. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. A variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. In regards to PSCW, PSCX, PSCJ, PSCQ, PSFM, PSFD, PSFJ, PSFO, PSFF, PSMR, PSMD, PSMJ and PSMO for orders comprised entirely of cash, a variable fee of 0.01% of the value of the order will be charged by a Fund. For orders partially comprised of cash in lieu of certain Deposit Securities, a variable fee of 0.01% of the value of such cash in lieu of Deposit Securities will be charged by a Fund. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders (e.g., for creation orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges to such Fund.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
In accordance with the Financial Accounting Standards Board Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.
Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

119

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.
Futures contracts are valued at the settlement price on the exchange on which they are principally traded.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.
The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026:
INDQ

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,056,465	$—	$—	$1,056,465
Total Investments	$1,056,465	$—	$—	$1,056,465

Refer to the Schedule of Investments for further disaggregation of investment categories.

120

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USAI

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$108,823,472	$—	$—	$108,823,472
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	14,616,236
Total Investments	$108,823,472	$—	$—	$123,439,708

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $14,616,236 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ODDS

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,922,685	$—	$—	$3,922,685
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	59,009
Total Investments	$3,922,685	$—	$—	$3,981,694

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $59,009 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

BULD

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,876,698	$—	$—	$4,876,698
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	267,361
Total Investments	$4,876,698	$—	$—	$5,144,059

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $267,361 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

QQWZ

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$30,439,080	$—	$—	$30,439,080
Total Investments	$30,439,080	$—	$—	$30,439,080

Refer to the Schedule of Investments for further disaggregation of investment categories.

121

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
EAFG

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,532,930	$—	$—	$2,532,930
Total Investments	$2,532,930	$—	$—	$2,532,930

Refer to the Schedule of Investments for further disaggregation of investment categories.
QSIX

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$16,396,502	$—	$—	$16,396,502
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	331,166
Total Investments	$16,396,502	$—	$—	$16,727,668
Other Financial Instruments:
Futures Contracts*	$5,841	$—	$—	$5,841
Total Other Financial Instruments	$5,841	$—	$—	$5,841
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(11,572)	$—	$—	$(11,572)
Total Other Financial Instruments	$(11,572)	$—	$—	$(11,572)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of April 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $331,166 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

QDPL

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,382,205,109	$—	$—	$1,382,205,109
U.S. Treasury Securities	—	136,503,028	—	136,503,028
Real Estate Investment Trusts	25,741,271	—	—	25,741,271
Rights	—	—	0	0
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	17,677,045
Total Investments	$1,407,946,380	$136,503,028	$0	$1,562,126,453
Other Financial Instruments:
Futures Contracts*	$8,368,582	$—	$—	$8,368,582
Total Other Financial Instruments	$8,368,582	$—	$—	$8,368,582

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of April 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $17,677,045 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

122

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of October 31, 2025	$0
Ending balance as of April 30, 2026	$0
Change in unrealized appreciation/depreciation still held as of April 30, 2026	$0

Description	Fair Value as of April 30, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Rights	$0	Implied Price	Corporate Action	$0 USD
	$0

PEVC

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,060,098	$—	$—	$2,060,098
Real Estate Investment Trusts	6,025	—	—	6,025
Total Investments	$2,066,123	$—	$—	$2,066,123
Other Financial Instruments:
Total Return Swaps*	$—	$55,921	$—	$55,921
Total Other Financial Instruments	$—	$55,921	$—	$55,921
Liabilities:
Other Financial Instruments:
Total Return Swaps*	$—	$(8,739)	$—	$(8,739)
Total Other Financial Instruments	$—	$(8,739)	$—	$(8,739)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of April 30, 2026.
Refer to the Schedule of Investments for further disaggregation of investment categories.
LCOW

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$22,965,573	$—	$—	$22,965,573
Total Investments	$22,965,573	$—	$—	$22,965,573

Refer to the Schedule of Investments for further disaggregation of investment categories.
QFHD

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$530,155	$—	$—	$530,155
Total Investments	$530,155	$—	$—	$530,155

Refer to the Schedule of Investments for further disaggregation of investment categories.

123

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NOTES TO FINANCIAL STATEMENTS
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QFRD

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,010,309	$—	$—	$1,010,309
Total Investments	$1,010,309	$—	$—	$1,010,309

Refer to the Schedule of Investments for further disaggregation of investment categories.
MCOW

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$984,382	$—	$—	$984,382
Total Investments	$984,382	$—	$—	$984,382

Refer to the Schedule of Investments for further disaggregation of investment categories.
SCOW

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,542,788	$—	$—	$1,542,788
Total Investments	$1,542,788	$—	$—	$1,542,788

Refer to the Schedule of Investments for further disaggregation of investment categories.
FOWF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$14,776,211	$—	$—	$14,776,211
Total Investments	$14,776,211	$—	$—	$14,776,211

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSCW

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$65,245,987	$—	$65,245,987
Total Investments	$—	$65,245,987	$—	$65,245,987
Liabilities:
Investments:
Written Options	$—	$(4,932,065)	$—	$(4,932,065)
Total Investments	$—	$(4,932,065)	$—	$(4,932,065)

Refer to the Schedule of Investments for further disaggregation of investment categories.

124

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
PSCX

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$48,034,396	$—	$48,034,396
Total Investments	$—	$48,034,396	$—	$48,034,396
Liabilities:
Investments:
Written Options	$—	$(1,803,712)	$—	$(1,803,712)
Total Investments	$—	$(1,803,712)	$—	$(1,803,712)

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSCJ

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$43,369,332	$—	$43,369,332
Total Investments	$—	$43,369,332	$—	$43,369,332
Liabilities:
Investments:
Written Options	$—	$(2,302,702)	$—	$(2,302,702)
Total Investments	$—	$(2,302,702)	$—	$(2,302,702)

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSCQ

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$48,764,456	$—	$48,764,456
Total Investments	$—	$48,764,456	$—	$48,764,456
Liabilities:
Investments:
Written Options	$—	$(1,537,650)	$—	$(1,537,650)
Total Investments	$—	$(1,537,650)	$—	$(1,537,650)

Refer to the Schedule of Investments for further disaggregation of investment categories.

125

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
PSFM

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$23,878,154	$—	$23,878,154
Total Investments	$—	$23,878,154	$—	$23,878,154
Liabilities:
Investments:
Written Options	$—	$(1,774,275)	$—	$(1,774,275)
Total Investments	$—	$(1,774,275)	$—	$(1,774,275)

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSFD

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$60,619,059	$—	$60,619,059
Total Investments	$—	$60,619,059	$—	$60,619,059
Liabilities:
Investments:
Written Options	$—	$(2,549,509)	$—	$(2,549,509)
Total Investments	$—	$(2,549,509)	$—	$(2,549,509)

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSFJ

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$35,792,218	$—	$35,792,218
Total Investments	$—	$35,792,218	$—	$35,792,218
Liabilities:
Investments:
Written Options	$—	$(1,483,360)	$—	$(1,483,360)
Total Investments	$—	$(1,483,360)	$—	$(1,483,360)

Refer to the Schedule of Investments for further disaggregation of investment categories.

126

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
PSFO

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$45,802,316	$—	$45,802,316
Total Investments	$—	$45,802,316	$—	$45,802,316
Liabilities:
Investments:
Written Options	$—	$(1,336,130)	$—	$(1,336,130)
Total Investments	$—	$(1,336,130)	$—	$(1,336,130)

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSFF

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$564,990,012	$—	$—	$564,990,012
Total Investments	$564,990,012	$—	$—	$564,990,012

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSMR

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$93,290,503	$—	$93,290,503
Total Investments	$—	$93,290,503	$—	$93,290,503
Liabilities:
Investments:
Written Options	$—	$(7,369,777)	$—	$(7,369,777)
Total Investments	$—	$(7,369,777)	$—	$(7,369,777)

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSMD

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$97,127,400	$—	$97,127,400
Total Investments	$—	$97,127,400	$—	$97,127,400
Liabilities:
Investments:
Written Options	$—	$(4,280,922)	$—	$(4,280,922)
Total Investments	$—	$(4,280,922)	$—	$(4,280,922)

Refer to the Schedule of Investments for further disaggregation of investment categories.

127

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
PSMJ

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$92,673,464	$—	$92,673,464
Total Investments	$—	$92,673,464	$—	$92,673,464
Liabilities:
Investments:
Written Options	$—	$(4,986,527)	$—	$(4,986,527)
Total Investments	$—	$(4,986,527)	$—	$(4,986,527)

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSMO

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$101,656,271	$—	$101,656,271
Total Investments	$—	$101,656,271	$—	$101,656,271
Liabilities:
Investments:
Written Options	$—	$(3,462,388)	$—	$(3,462,388)
Total Investments	$—	$(3,462,388)	$—	$(3,462,388)

Refer to the Schedule of Investments for further disaggregation of investment categories.
MILK

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$16,298,418	$—	$16,298,418
Total Investments	$—	$16,298,418	$—	$16,298,418

Refer to the Schedule of Investments for further disaggregation of investment categories.
Options Contracts – In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). PSCW, PSCX, PSCJ, PSCQ, PSFM, PSFD, PSFJ, PSFO, PSMR, PSMD, PSMJ and PSMO portfolios include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

128

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.
When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

129

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2026, is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Written Options, at Value
PSCW	$65,245,987	$4,932,065
PSCX	48,034,396	1,803,712
PSCJ	43,369,332	2,302,702
PSCQ	48,764,456	1,537,650
PSFM	23,878,154	1,774,275
PSFD	60,619,059	2,549,509
PSFJ	35,792,218	1,483,360
PSFO	45,802,316	1,336,130
PSMR	93,290,503	7,369,777
PSMD	97,127,400	4,280,922
PSMJ	92,673,464	4,986,527
PSMO	101,656,271	3,462,388

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2026 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Amount of Unrealized Gain (Loss) on Derivatives Recognized in Income
	Investments	Written Options	Investments	Written Options
PSCW	$9,288,214	$(356,650)	$(8,850,073)	$4,406,169
PSCX	3,870,128	(201,062)	(2,160,697)	620,593
PSCJ	65,949	(65,937)	1,525,503	443,371
PSCQ	(45,076)	8,710	1,586,717	533,291
PSFM	1,939,601	746,019	(2,025,902)	1,177,335
PSFD	5,151,165	896,454	(3,519,166)	727,712
PSFJ	7,276	(61,540)	1,013,772	897,033
PSFO	(109,671)	(1,455)	1,288,143	1,138,970
PSMR	10,258,789	537,422	(8,799,316)	4,534,693
PSMD	8,985,536	107,132	(6,145,664)	1,634,721
PSMJ	117,769	(146,675)	2,915,864	1,354,363
PSMO	(184,831)	(5,699)	2,915,859	1,842,686

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2026 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Average Volume of Derivative Activity During the Period Ended April 30, 2026
	Investments	Written Options
PSCW	$70,098,333	$(5,908,166)
PSCX	41,335,805	(1,365,476)
PSCJ	42,591,702	(1,811,323)
PSCQ	48,447,107	(1,349,795)
PSFM	23,057,650	(1,887,624)
PSFD	55,224,855	(2,551,098)

130

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Average Volume of Derivative Activity During the Period Ended April 30, 2026
	Investments	Written Options
PSFJ	$37,162,954	$(1,437,051)
PSFO	44,521,922	(1,614,625)
PSMR	92,036,467	(8,133,580)
PSMD	88,941,605	(3,914,306)
PSMJ	91,698,748	(4,189,134)
PSMO	100,427,700	(3,566,149)

A.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the result of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

B.
Federal Income Taxes. The Funds have complied and intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal year or period ended October 31, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year or period ended October 31, 2025, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) for the applicable funds, or expected to be taken in each of the Fund’s 2025 tax returns. During the year or period ended October 31, 2025, the Funds did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

131

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
D.
Distributions to Shareholders. Distributions to shareholders from net investment income for USAI, QSIX, QDPL and MILK are declared and paid on a monthly basis, distributions to shareholders from net investment income for BULD are declared and paid on a semi-annual basis, distributions to shareholders from net investment income for INDQ, ODDS, QQWZ, EAFG, PEVC, LCOW, QFHD, QFRD, MCOW, SCOW and FOWF and are declared and paid on a quarterly basis, and distributions to shareholders from net investment income for PSCW, PSCX, PSCJ, PSCQ, PSFM, PSFD, PSFJ, PSFO, PSFF, PSMR, PSMD, PSMJ and PSMO are declared and paid at least annually. Distributions for all Funds from net realized gains on securities, if any, normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE are closed for trading. The offering and redemption price per share of the Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

H.
Cash and cash equivalents. Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to

$250,000 for each account holder. The counter party is generally a single bank rather than a group of financial institutions; thus there may be a greater counter party credit risk. The Funds place deposits only with those counter parties which are believed to be creditworthy and there has been no history of loss.
I.
Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended October 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
USAI	$(1,835,942)	$1,835,942
ODDS	(413,785)	413,785
BULD	—	—
QQWZ	(737,200)	737,200
EAFG	(123,559)	123,559
QSIX	—	—
QDPL	14,008,608	(14,008,608)
PEVC	—	—
LCOW	(414,494)	414,494
MCOW	—	—
SCOW	(51,303)	51,303
FOWF	(143,800)	143,800
PSCW	(3,171,025)	3,171,025

132

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
PSCX	$(4,703,350)	$4,703,350
PSCJ	(4,359,012)	4,359,012
PSCQ	(4,448,475)	4,448,475
PSFM	(2,078,565)	2,078,565
PSFD	(11,957,285)	11,957,285
PSFJ	(2,994,488)	2,994,488
PSFO	(2,281,048)	2,281,048
PSFF	(15,576,552)	15,576,552
PSMR	(6,367,460)	6,367,460
PSMD	(17,400,677)	17,400,677
PSMJ	(9,555,727)	9,555,727
PSMO	(10,024,182)	10,024,182
MILK	150	(150)

INDQ, QFHD and QFRD commenced operations after October 31, 2025.
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser an advisory fee at an annual rate based on the Fund’s average daily net assets:

Ticker	Current Adviser Fee	Previous Adviser Fee
INDQ	0.88%[1]	—
USAI	0.75%	0.75%
ODDS	0.49%	0.49%
BULD	0.49%	0.49%
QQWZ	0.49%	0.49%
EAFG	0.65%	0.65%
QSIX	0.60%	0.60%
QDPL	0.60%	0.60%
PEVC	0.85%	0.85%
LCOW	0.49%	0.49%
QFHD	0.49%[2]	—
QFRD	0.49%[2]	—
MCOW	0.49%	0.49%
SCOW	0.59%	0.59%
FOWF	0.49%	0.49%
PSCW	0.60%	0.60%
PSCX	0.60%	0.60%
PSCJ	0.60%	0.60%

133

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)

Ticker	Current Adviser Fee	Previous Adviser Fee
PSCQ	0.60%	0.60%
PSFM	0.60%	0.60%
PSFD	0.60%	0.60%
PSFJ	0.60%	0.60%
PSFO	0.60%	0.60%
PSFF	0.12%	0.12%
PSMR	0.60%	0.60%
PSMD	0.60%	0.60%
PSMJ	0.60%	0.60%
PSMO	0.60%	0.60%
MILK	0.49%	0.49%

[1]	The fund launched on March 31, 2026.
[2]	The fund launched on January 12, 2026.
Swan Global Management, LLC (“Swan”) serves as the sub-adviser to PSCW, PSCX, PSCJ, PSCQ, PSFM, PSFD, PSFJ, PSFO, PSFF, PSMR, PSMD, PSMJ and PSMO. The sub-adviser has responsibility for selecting and continuously monitoring the Funds’ investments. Sub-Advisory fees earned by Swan are paid by the Adviser.
Pursuant to a Sub-Advisory Agreement between the Adviser and Metaurus Advisors LLC (“Metaurus”) (the “Sub-Advisory Agreement”), Metaurus is responsible for the day-to-day management of QSIX and QDPL, including the trading of portfolio securities for the Funds. Metaurus is responsible for selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of reconstitutions of Indices, subject to the supervision of the Adviser and the Board. For the services it provides to QSIX and QDPL, Metaurus is compensated by the Adviser from the management fees paid by QSIX and QDPL to the Adviser.
Pursuant to a Sub-Advisory Agreement between the Adviser and Vident Asset Management (“Vident”) (the “Sub-Advisory Agreement”), Vident is responsible for the day-to-day management of MILK, including the trading of portfolio securities for the Fund. Vident is responsible for selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitutions of the Index, subject to the supervision of the Adviser and the Board. For the services it provides to MILK, Vident is compensated by the Adviser from the management fees paid by MILK to the Adviser.
Pursuant to a Sub-Advisory Agreement between the Adviser and ActiveAlpha Investment Advisors Private Ltd. (“ActiveAlpha”) (the “Sub-Advisory Agreement”), ActiveAlpha is responsible for the day-to-day management of INDQ, including the trading of portfolio securities for the Fund. ActiveAlpha is responsible for selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitutions of the Index, subject to the supervision of the Adviser and the Board. For the services it provides to INDQ, ActiveAlpha is compensated by the Adviser from the management fees paid by INDQ to the Adviser.
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the period ended April 30, 2026.
Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

134

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
NOTE 4 – SERVICE AND CUSTODY AGREEMENTS
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Bank Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.
NOTE 5 – SECURITIES LENDING
The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
As of April 30, 2026, USAI, ODDS, BULD, QSIX and QDPL had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.
During the period ended April 30, 2026, USAI, ODDS, BULD, EAFG, QSIX, QDPL and PSFF had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments. Income earned from these investments is allocated to the Fund based on the Fund’s portion of total cash collateral received. Securities lending income is disclosed in the Fund’s Statement of Operations.
NOTE 6 – SECURED BORROWINGS
The following represents gross obligations for secured borrowings by remaining time to maturity as of April 30, 2026.
Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
INDQ	$—
USAI	14,616,236
ODDS	59,009
BULD	267,361
QQWZ	—
EAFG	—
QSIX	331,166
QDPL	17,677,045
PEVC	—
LCOW	—

135

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
QFHD	$—
QFRD	—
MCOW	—
SCOW	—
FOWF	—
PSCW	—
PSCX	—
PSCJ	—
PSCQ	—
PSFM	—
PSFD	—
PSFJ	—
PSFO	—
PSFF	—
PSMR	—
PSMD	—
PSMJ	—
PSMO	—
MILK	—

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
NOTE 7 – DERIVATIVES TRANSACTIONS
The Funds may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The Funds may enter into various types of derivative contracts, including, but not limited to, futures contracts, foreign exchange contracts, credit default swaps, interest rate swaps, total return swaps, currency swaps, purchased and written options, and warrants. Derivatives may contain various risks including the potential inability of the counterparty to fulfill obligations, illiquid secondary markets, and market movements that may expose the Funds to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities.
The Funds may hold warrants, which provide the right, but not the obligation, to purchase equity securities at a specified price before expiration. Warrants are valued at fair value and reported as investments on the Statement of Assets and Liabilities. Changes in fair value are recognized in the Statement of Operations. The fair value of warrants is included in Investments in Securities on the Statement of Assets and Liabilities. Changes in the fair value of warrants are reflected as net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. Realized gains and losses resulting from warrant expirations, exercises, or sales are included in net realized gain (loss) on investments.

136

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking- to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Funds’ cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.
The Funds may enter into swap agreements, including interest rate swaps, total return swaps, and credit default swaps, to manage exposure or enhance returns. Swap agreements are valued at fair value and reported as assets or liabilities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses are recorded in the Statement of Operations.
The following tables represent a summary of the value of derivative instruments as of April 30, 2026 and the effect of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2026:
QSIX
Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2026

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at broker for other investments	$577,767

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026 is as follows:

Derivatives	Amount of Realized (Loss) on Derivatives Recognized in Income	Derivatives	Change in Unrealized (Depreciation) on Derivatives Recognized in Income
Equity Contracts - Futures	($5,941)	Equity Contracts - Futures	($25,681)

The average monthly value of long futures during the period ended April 30, 2026 in QSIX was $1,627,495.
QDPL
Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2026

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at broker for other investments	$14,173,307

137

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts - Futures	$3,237,827	Equity Contracts - Futures	$2,408,751

The average monthly value of long futures during the period ended April 30, 2026 in QDPL was $161,036,369.
PEVC
Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2026

	Asset Derivatives
Derivatives	Location	Value
Total Return Swap Contracts	Receivable for swap contracts	$58,572

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2026 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Total Return Swap Contracts	$(73,701)	Total Return Swap Contracts	$33,682

NOTE 8 – OFFSETTING ASSETS AND LIABILITIES
The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of April 30, 2026:
Assets

Description/Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
QSIX
Futures Contracts	$577,767	$—	$577,767	$577,767	$—	$—
QDPL
Futures Contracts	14,173,307	—	14,173,307	14,173,307	—	—
PEVC
Total Return Swaps	58,572	—	58,572	58,572	—	—

138

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
Liabilities

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
USAI
Securities Lending	$ 14,616,236	$—	$ 14,616,236	$ 14,616,236	$—	$—
ODDS
Securities Lending	59,009	—	59,009	59,009	—	—
BULD
Securities Lending	267,361	—	267,361	267,361	—	—
QSIX
Securities Lending	331,166	—	331,166	331,166	—	—
QDPL
Securities Lending	17,677,045	—	17,677,045	17,677,045	—	—
PEVC
Total Return Swaps	11,390	—	11,390	11,390	—	—

NOTE 9 – INVESTMENT TRANSACTIONS
For the period ended April 30, 2026, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
INDQ	$986,142	$—
USAI	63,187,433	56,180,109
ODDS	(7,128,173)	713,582
BULD	3,291,660	406,055
QQWZ	—	—
EAFG	1,537,594	2,173,473
QSIX	6,104,557	3,223,741
QDPL	329,765,890	153,049,920
PEVC	—	—
LCOW	—	—
QFHD	1,625,088	1,139,813
QFRD	1,706,120	714,935
MCOW	—	—
SCOW	—	—
FOWF	—	—
PSCW	—	—
PSCX	—	—
PSCJ	—	—
PSCQ	—	—
PSFM	—	—
PSFD	—	—
PSFJ	—	—
PSFO	—	—
PSFF	69,467,494	52,040,332
PSMR	—	—

139

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)

	Purchases	Sales
PSMD	$—	$—
PSMJ	—	—
PSMO	—	—
MILK	—	—

For the period ended April 30, 2026, in-kind transactions associated with creations and redemptions, excluding short-term securities are as follows:

	Purchases	Sales
INDQ	$—	$—
USAI	—	26,760,047
ODDS	—	—
BULD	—	—
QQWZ	—	—
EAFG	—	1,189,637
QSIX	—	1,732,258
QDPL	—	90,493,556
PEVC	—	—
LCOW	—	—
QFHD	—	848,362
QFRD	—	427,492
MCOW	—	—
SCOW	—	—
FOWF	—	—
PSCW	—	64,272,212
PSCX	—	32,705,642
PSCJ	—	—
PSCQ	—	—
PSFM	—	22,567,288
PSFD	—	50,225,668
PSFJ	—	—
PSFO	—	—
PSFF	—	52,040,332
PSMR	—	93,964,607
PSMD	—	83,312,193
PSMJ	—	—
PSMO	—	—
MILK	—	—

For the period ended April 30, 2026, U.S. Government transactions associated with creations and redemptions, excluding short-term securities are as follows:

	Purchases	Sales
INDQ	$—	$—
USAI	—	—
ODDS	5,026,758	—
BULD	—	—
QQWZ	—	—
EAFG	—	—
QSIX	—	—

140

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)

	Purchases	Sales
QDPL	$21,058,848	$—
PEVC	—	—
LCOW	—	—
QFHD	—	—
QFRD	—	—
MCOW	—	—
SCOW	—	—
FOWF	—	—
PSCW	—	—
PSCX	—	—
PSCJ	—	—
PSCQ	—	—
PSFM	—	—
PSFD	—	—
PSFJ	—	—
PSFO	—	—
PSFF	—	—
PSMR	—	—
PSMD	—	—
PSMJ	—	—
PSMO	—	—
MILK	—	—

NOTE 10 – TRANSACTIONS WITH AFFILIATED SECURITIES
PSFF seeks capital appreciation with downside protection. The Fund is an actively-managed exchange-traded fund that seeks to achieve its investment objective by investing in a portfolio of other ETFs also managed by Pacer, and the Fund’s investment sub-adviser, Swan. The other ETFs in which the Fund invests seek exposure to U.S. equity securities, while limiting downside risk. While the Fund is not limited in the types of strategies the underlying ETFs may utilize, the Fund is expected to primarily utilize “structured outcome strategy” styles of underlying ETFs (the “Underlying Swan ETFs”). Underlying Swan ETFs generally invest in equity securities or options on equity securities (including other ETFs) to obtain their long exposure to the U.S. equity market. Additionally, the Underlying Swan ETFs may invest in cash or short-term U.S. Treasury securities or utilize options on equity securities (including other ETFs) to hedge their exposure to U.S. equities. The Fund may also invest directly in equity securities, options on equity securities (including other ETFs) or indices, cash, or cash equivalents.
PSFF had the following transactions during the current fiscal year with affiliates:

	Share Activity
Security Name	Balance November 1, 2025	Purchases	Sales	Balance April 30, 2026
PSCW	1,947,882	—	(177,421)	1,770,461
PSCX	880,686	—	(80,188)	800,498
PSCJ	1,252,549	—	(114,078)	1,138,471
PSCQ	1,299,197	200,105	(136,545)	1,362,757
PSFM	443,087	34,177	(40,414)	436,850
PSFD	649,601	256,017	(69,132)	836,486
PSFJ	706,594	—	(64,345)	642,249
PSFO	445,155	483,185	(74,910)	853,430

141

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)

	Share Activity
Security Name	Balance November 1, 2025	Purchases	Sales	Balance April 30, 2026
PSMR	2,487,648	55,122	(226,717)	2,316,053
PSMD	2,153,712	432,600	(212,942)	2,373,370
PSMJ	2,448,360	—	(223,036)	2,225,324
PSMO	2,225,003	703,346	(259,826)	2,668,523

	Period Ended April 30, 2026
Security Name	Value	Dividend Income	Gain Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PSCW	$52,317,123	$—	$822,517	$2,831,555
PSCX	25,616,256	—	586,689	716,199
PSCJ	35,406,903	—	801,078	818,824
PSCQ	41,564,361	—	493,261	1,213,676
PSFM	14,924,980	—	364,135	805,596
PSFD	32,480,751	—	772,493	838,313
PSFJ	22,131,901	—	748,906	396,984
PSFO	28,808,895	—	826,813	607,231
PSMR	73,233,596	—	1,482,017	3,615,453
PSMD	79,614,697	—	1,745,097	1,809,230
PSMJ	73,992,023	—	2,028,567	1,330,112
PSMO	84,898,526	—	2,279,686	1,430,543
Total	$ 564,990,012	$—	$ 12,951,259	$16,413,716

NOTE 11 – TAX COST BASIS
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at October 31, 2025, were as follows:

	USAI	ODDS	BULD	QQWZ	EAFG
Tax cost of investments	$79,123,712	$5,156,028	$1,409,500	$9,087,550	$2,722,752
Gross tax unrealized appreciation	21,862,378	458,842	507,188	988,432	317,636
Gross tax unrealized depreciation	(3,165,874)	(639,831)	(131,193)	(362,662)	(126,161)
Net tax unrealized appreciation (depreciation)	18,696,504	(180,989)	375,995	625,770	191,475
Undistributed ordinary income	—	10,715	7,313	4,124	28,333
Undistributed long-term gain	—	—	16,666	—	—
Total distributable earnings	—	10,715	23,979	4,124	28,333
Other accumulated (loss)	(2,409,876)	(17,585)	(53)	—	(66,091)
Total accumulated gain (loss)	$16,286,628	$(187,859)	$399,921	$629,894	$153,717

142

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)

	QSIX	QDPL	PEVC	LCOW	MCOW
Tax cost of investments	$12,407,436	$ 1,132,439,766	$2,929,639	$ 15,999,146	$1,007,725
Gross tax unrealized appreciation	2,331,780	259,894,927	357,268	1,725,429	66,691
Gross tax unrealized depreciation	(357,798)	(52,200,170)	(130,855)	(669,028)	(64,916)
Net tax unrealized appreciation (depreciation)	1,973,982	207,694,757	226,413	1,056,401	1,775
Undistributed ordinary income	—	—	141,753	22,056	495
Undistributed long-term gain	—	—	12	—	—
Total distributable earnings	—	—	141,765	22,056	495
Other accumulated (loss)	(30,870)	(4,085,334)	—	—	(1,274)
Total accumulated gain (loss)	$1,943,112	$203,609,423	$368,178	$1,078,457	$996

	SCOW	FOWF	PSCW	PSCX	PSCJ
Tax cost of investments	$1,050,684	$5,960,819	$69,959,795	$ 28,728,153	$ 40,874,160
Gross tax unrealized appreciation	17,348	498,265	16,312,144	5,101,494	4,352,122
Gross tax unrealized depreciation	(83,243)	(173,993)	(9,732,115)	(2,048,982)	(2,402,214)
Net tax unrealized appreciation (depreciation)	(65,895)	324,272	6,580,029	3,052,512	1,949,908
Undistributed ordinary income	443	2,435	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	443	2,435	—	—	—
Other accumulated (loss)	(7,327)	(2,703)	(3,701,963)	(3,990,184)	(751,453)
Total accumulated gain (loss)	$(72,779)	$324,004	$2,878,066	$(937,672)	$1,198,455

	PSCQ	PSFM	PSFD	PSFJ	PSFO
Tax cost of investments	$41,790,871	$19,808,530	$43,195,592	$ 37,097,319	$25,219,203
Gross tax unrealized appreciation	966,210	5,025,118	8,729,703	3,990,685	589,378
Gross tax unrealized depreciation	(584,446)	(3,049,111)	(3,769,739)	(2,117,239)	(357,449)
Net tax unrealized appreciation (depreciation)	381,764	1,976,007	4,959,964	1,873,446	231,929
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	(2,447,511)	(5,022,315)	(8,159,428)	(3,156,917)	(3,159,691)
Total accumulated gain (loss)	$(2,065,747)	$(3,046,308)	$(3,199,464)	$(1,283,471)	$(2,927,762)

143

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)

	PSFF	PSMR	PSMD	PSMJ	PSMO
Tax cost of investments	$ 444,061,232	$79,188,846	$72,653,646	$87,179,586	$76,524,032
Gross tax unrealized appreciation	75,190,970	19,911,657	13,845,845	9,766,696	1,854,882
Gross tax unrealized depreciation	(38,078)	(12,349,129)	(6,556,725)	(5,607,482)	(1,149,705)
Net tax unrealized appreciation (depreciation)	75,152,892	7,562,528	7,289,120	4,159,214	705,177
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	(502,010)	(9,289,609)	(11,512,972)	(5,483,239)	(9,593,379)
Total accumulated gain (loss)	$74,650,882	$(1,727,081)	$(4,223,852)	$(1,324,025)	$(8,888,202)

MILK
Tax cost of investments	$6,865,320
Gross tax unrealized appreciation	79,321
Gross tax unrealized depreciation	(43,667)
Net tax unrealized appreciation (depreciation)	35,654
Undistributed ordinary income	117,668
Undistributed long-term gain	—
Total distributable earnings	117,668
Other accumulated (loss)	—
Total accumulated gain (loss)	$153,322

INDQ, QFHD and QFRD commenced operations after October 31, 2025.
The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts (REITs), partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. At October 31, 2025, the Funds, on a tax basis, did not defer any post-October.
At October 31, 2025, the following Funds deferred, on a tax basis, ordinary late year loses:

Ordinary Late Year Loss Deferral
USAI	$—
ODDS	—
BULD	—
QQWZ	—
EAFG	—
QSIX	—
QDPL	—
PEVC	—
LCOW	—
MCOW	—
SCOW	—
FOWF	—

144

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)

Ordinary Late Year Loss Deferral
PSCW	$298,672
PSCX	142,450
PSCJ	191,421
PSCQ	189,690
PSFM	110,165
PSFD	239,500
PSFJ	139,541
PSFO	75,330
PSFF	371,537
PSMR	394,890
PSMD	404,388
PSMJ	386,022
PSMO	416,645
MILK	—

INDQ, QFHD and QFRD commenced operations after October 31, 2025.
At October 31, 2025, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
USAI	$ 1,341,433	$ 1,058,555	Indefinite
ODDS	3,501	14,022	Indefinite
BULD	—	—	Indefinite
QQWZ	—	—	Indefinite
EAFG	61,160	4,931	Indefinite
QSIX	—	—	Indefinite
QDPL	—	—	Indefinite
PEVC	—	—	Indefinite
LCOW	—	—	Indefinite
MCOW	1,274	—	Indefinite
SCOW	6,215	—	Indefinite
FOWF	2,703	—	Indefinite
PSCW	2,860,329	542,962	Indefinite
PSCX	3,030,914	816,820	Indefinite
PSCJ	44,782	515,250	Indefinite
PSCQ	1,952,121	305,700	Indefinite
PSFM	3,803,978	1,108,172	Indefinite
PSFD	6,041,058	1,878,870	Indefinite
PSFJ	1,625,746	1,391,630	Indefinite
PSFO	2,397,900	686,461	Indefinite
PSFF	130,264	209	Indefinite
PSMR	6,519,782	2,374,937	Indefinite
PSMD	8,584,684	2,464,787	Indefinite
PSMJ	2,674,603	2,422,615	Indefinite
PSMO	7,847,296	1,689,438	Indefinite
MILK	—	—	Indefinite

INDQ, QFHD and QFRD commenced operations after October 31, 2025.

145

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
NOTE 12 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the fiscal period ended April 30, 2026, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
INDQ	$—	$—	$—
USAI	2,104,000	—	—
ODDS	7,111	—	—
BULD	23,979	—	—
QQWZ	79,820	—	—
EAFG	31,958	—	—
QSIX	304,240	—	—
QDPL	35,211,867	—	—
PEVC	147,690	—	—
LCOW	61,906	—	—
QFHD	4,428	—	—
QFRD	321	—	—
MCOW	1,402	—	—
SCOW	3,432	—	—
FOWF	27,026	—	—
PSCW	—	—	—
PSCX	—	—	—
PSCJ	—	—	—
PSCQ	—	—	—
PSFM	—	—	—
PSFD	—	—	—
PSFJ	—	—	—
PSFO	—	—	—
PSFF	—	—	—
PSMR	—	—	—
PSMD	—	—	—
PSMJ	—	—	—
PSMO	—	—	—
MILK	411,487	—	—

The tax character of distributions paid by the Funds during the fiscal year ended October 31, 2025, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$1,040,172	$—	$3,065,828
ODDS	46,758	—	—
BULD	1,847	—	—
QQWZ	4,593	—	—
EAFG	12,632	—	—
QSIX	84,387	14,176	253,062
QDPL	14,557,947	1,842,231	37,414,401
PEVC	4,999	—	—
LCOW	21,117	—	—
MCOW	—	—	—
SCOW	—	—	—

146

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)

	Ordinary Income	Capital Gains	Return of Capital
FOWF	$12,515	$—	$—
PSCW	—	—	—
PSCX	—	—	—
PSCJ	—	—	—
PSCQ	—	—	—
PSFM	—	—	—
PSFD	—	—	—
PSFJ	—	—	—
PSFO	—	—	—
PSFF	—	—	—
PSMR	—	—	—
PSMD	—	—	—
PSMJ	—	—	—
PSMO	—	—	—
MILK	189,412	—	—

INDQ, QFHD and QFRD commenced operations after October 31, 2025.
NOTE 13 – RISKS
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.
NOTE 14 – SUBSEQUENT EVENTS
Effective May 1, 2026, the adviser fee for PSCW, PSCX, PSCJ, PSCQ, PSFM, PSFD, PSFJ, PSFO, PSMR, PSMD, PSMJ and PSMO changed from 0.60% to 0.49%. The adviser fee for PSFF changed from 0.12% to 0.10%.
On May 20, 2026, the following Funds declared a distribution from ordinary income to shareholders of record as of May 21, 2026, Payable May 26, 2026, as follows:

	Ordinary Income	Per Share Amount
USAI	$368,000	$ 0.16000000
MILK	73,101	0.10750100

On May 28, 2026, the following Funds declared a distribution from ordinary income to shareholders of record as of May 29, 2026, Payable June 1, 2026, as follows:

	Ordinary Income	Per Share Amount
QSIX	$59,040	$ 0.13120000
QDPL	5,131,539	0.14290000

147

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
On June 3, 2026, the following Funds declared a distribution from ordinary income to shareholders of record as of June 4, 2026, Payable June 8, 2026, as follows:

	Ordinary Income	Per Share Amount
ODDS	$18,689	$0.11680481
QQWZ	85,167	0.07248236
EAFG	22,661	0.22661410
PEVC	2,734	0.03417150
LCOW	39,146	0.03914612
QFHD	4,857	0.24285050
QFRD	913	0.02282500
MCOW	849	0.01698300
SCOW	1,939	0.02585720
FOWF	53,765	0.11947751

On June 24, 2026, the following Funds declared a distribution from ordinary income to shareholders of record as of June 25, 2026, Payable June 29, 2026, as follows:

	Ordinary Income	Per Share Amount
USAI	$392,000	$0.16000000
MILK	77,401	0.10750100

148

Pacer Funds
Additional Information
NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website at www.PacerETFs.com.
NOTE 2 – FEDERAL TAX INFORMATION
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017.
The percentage of dividends declared from ordinary income designated as qualified dividend income (QDI) was as follows:

QDI
USAI	100.00%
ODDS	39.07%
BULD	100.00%
QQWZ	100.00%
EAFG	76.05%
QSIX	100.00%
QDPL	100.00%
PEVC	9.49%
LCOW	100.00%
MCOW	0.00%
SCOW	0.00%
FOWF	100.00%
PSCW	0.00%
PSCX	0.00%
PSCJ	0.00%
PSCQ	0.00%
PSFM	0.00%
PSFD	0.00%
PSFJ	0.00%
PSFO	0.00%
PSFF	0.00%
PSMR	0.00%
PSMD	0.00%
PSMJ	0.00%
PSMO	0.00%
MILK	0.00%

INDQ, QFHD and QFRD commenced operations after October 31, 2025.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction (DRD) for the fiscal year ended October 31, 2025 was as follows:

DRD
USAI	100.00%
ODDS	0.46%
BULD	50.23%
QQWZ	100.00%
EAFG	0.00%
QSIX	100.00%
QDPL	100.00%
PEVC	8.97%

149

Pacer Funds
Additional Information(Continued)

DRD
LCOW	100.00%
MCOW	0.00%
SCOW	0.00%
FOWF	100.00%
PSCW	0.00%
PSCX	0.00%
PSCJ	0.00%
PSCQ	0.00%
PSFM	0.00%
PSFD	0.00%
PSFJ	0.00%
PSFO	0.00%
PSFF	0.00%
PSMR	0.00%
PSMD	0.00%
PSMJ	0.00%
PSMO	0.00%
MILK	0.00%

INDQ, QFHD and QFRD commenced operations after October 31, 2025.
The Percentage of taxable ordinary income distributions that are designated as short-term capital gain (STCG) distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows.

STCG
USAI	0.00%
ODDS	0.00%
BULD	0.00%
QQWZ	0.00%
EAFG	0.00%
QSIX	26.04%
QDPL	10.25%
PEVC	0.00%
LCOW	0.00%
MCOW	0.00%
SCOW	0.00%
FOWF	0.00%
PSCW	0.00%
PSCX	0.00%
PSCJ	0.00%
PSCQ	0.00%
PSFM	0.00%
PSFD	0.00%
PSFJ	0.00%
PSFO	0.00%
PSFF	0.00%
PSMR	0.00%
PSMD	0.00%
PSMJ	0.00%
PSMO	0.00%
MILK	0.00%

INDQ, QFHD and QFRD commenced operations after October 31, 2025.

150

Pacer Funds
Additional Information(Continued)
Foreign Tax Credit Pass Through
Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended October 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Per Share
			Gross Foreign Source Income	Foreign Taxes Passthrough
USAI	$—	$—	$—	$—
ODDS	60,531	2,052	0.38	0.01
BULD	—	—	—	—
QQWZ	—	—	—	—
EAFG	31,578	3,377	0.25	0.03
QSIX	—	—	—	—
QDPL	—	—	—	—
PEVC	—	—	—	—
LCOW	—	—	—	—
MCOW	—	—	—	—
SCOW	—	—	—	—
FOWF	—	—	—	—
PSCW	—	—	—	—
PSCX	—	—	—	—
PSCJ	—	—	—	—
PSCQ	—	—	—	—
PSFM	—	—	—	—
PSFD	—	—	—	—
PSFJ	—	—	—	—
PSFO	—	—	—	—
PSFF	—	—	—	—
PSMR	—	—	—	—
PSMD	—	—	—	—
PSMJ	—	—	—	—
PSMO	—	—	—	—
MILK	—	—	—	—

INDQ, QFHD and QFRD commenced operations after October 31, 2025.
Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.
NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds files their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. Each Fund’s portfolio holdings are posted daily on its website at www.PacerETFs.com.

151

Pacer Funds
Additional Information(Continued)
NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.PacerETFS.com. Information how the Funds voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.
NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS
EAFG, BULD and ODDS
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on March 18, 2026 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to Pacer Bluestar Engineering the Future ETF, Pacer BlueStar Digital Entertainment ETF and Pacer Developed Markets Cash Cows Growth Leaders ETF (each, a “Fund” and together, the “Funds”).
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement.
Representatives from the Adviser presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Investment Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Funds; (3) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as a Fund’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Funds.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Adviser’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser is prepared to provide to the Funds; (5) the advisory fee payable by each Fund to the Adviser for its services; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other comparable funds; (7) each Fund’s performance relative to its underlying index; (8) a copy of the Trust’s registration statement and prospectuses; and (9) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser.
In considering the approval of the Investment Advisory Agreement, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the costs and benefits, including the fee to be paid to the Adviser by each Fund, of the advisory services to be provided to each Fund; and (iii) potential economies of scale.

152

Pacer Funds
Additional Information(Continued)
• Nature, Extent and Quality of Services to be Provided by the Adviser. The Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and investment strategy, and the Adviser’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. In addition, the Trustees reviewed the management team at the Adviser that would be responsible for managing each Fund, including staffing, skills and compensation program, and considered various other Funds advised by the Adviser and any potential conflicts.
Based on its review, the Board determined that the Adviser is capable of providing all necessary advisory services required by each Fund, as indicated by the Adviser’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Funds relative to their respective tracking and underlying indexes. The Board reviewed, a comparison of each Fund’s performance for the one-year, three-year, five-year, and since inception periods ended December 31, 2025 (as applicable), to that of its underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its tracking and underlying index. The Board noted that each of the Fund’s generally performed in line with its tracking index and received explanations for any differences in performance from its underlying index over the relevant periods. The Board also considered other services provided to the Funds by the Adviser, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Adviser.
• Costs and Benefits of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by each Fund to the Adviser and each Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of each Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine each Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in a peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to a Fund in all instances. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Adviser from its relationship with the Funds, taking into account assessments of the Adviser’s profitability prepared and shared by the Adviser’s management.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.
• Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of the Funds may grow in the future. In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of each Fund. The Board reviewed the Adviser’s methodology for calculating estimated profitability as it relates to each Fund, noting that profitability may be affected by numerous factors, including, among others, the types of funds managed and expense allocations. The Board acknowledged the difficulty in calculating and comparing profitability at the individual fund level. For each Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. Additionally, in consideration of potential economies of scale as the assets of each Fund increase, the

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Adviser presented and reviewed advisory fee breakpoints for discussion by the Trustees. The Board also considered the Adviser’s decision to lower its advisory fee for a number of Funds over the past year to improve overall positioning within their respective peer groups.
Overall Findings and Conclusions of the Board
Based on its deliberations and its evaluation of the information described above, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to each Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
QDPL and QSIX
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”) with respect to Pacer Metaurus US Large Cap Target Dividend Multiplier 400 ETF (“QDPL” or a “Fund”), and Pacer Metaurus Large Cap Growth Dividend Multiplier 600 ETF (“QSIX” or a “Fund”, collectively with QDPL referred to as the “Funds”), and the proposed renewal of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Metaurus Advisors, LLC (the “Sub-Adviser”) with respect to the Funds.
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the Funds at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser and the Sub-Adviser, as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement for the Funds at the Meeting, the Independent Trustees requested and obtained from the Adviser and the Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.
Representatives from the Adviser and the Sub-Adviser presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s and Sub-Adviser’s services, fees and other aspects of the Advisory Agreement and Sub-Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Advisory Agreement and Sub-Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser and/or Sub-Adviser; (2) the cost of the services provided and the profits realized by the Adviser and/or Sub-Adviser from services rendered to the Trust; (3) comparative fee and expense data for other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Trust’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser, the Sub-Adviser and their respective affiliates resulting from services rendered to the Trust.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the Advisory Agreement and the Sub-Advisory Agreement; (2) the Adviser’s and Sub-Adviser’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Advisory Agreement and the Sub-Advisory Agreement; (3) the Adviser’s and Sub-Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser and Sub-Adviser are prepared to provide to the Funds; (5) the advisory fee payable by each Fund to the Adviser for its services and the sub-advisory fee payable to the Sub-Adviser by the Adviser under the Sub-Advisory Agreement;

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(6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other comparable funds; (7) performance and tracking error information as it relates to the Fund’s underlying index; (8) a copy of the Trust’s registration statement and prospectuses; and (9) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser and Sub-Adviser
In considering the approval of the Advisory Agreement and the Sub-Advisory Agreement, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser, including the performance of the Adviser and Sub-Adviser with respect to each Fund; (ii) the costs and benefits, including the fees to be paid to the Adviser by the Funds, of the advisory services to be provided to each Fund; (iii) the fee paid to the Sub-Adviser by the Adviser; and (iv) potential economies of scale.
Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Adviser. The Board reviewed the scope of services provided by the Adviser under the Investment Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and investment strategy, and the Adviser’s and the Sub-Adviser’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by the Sub-Adviser, the Board noted that the Sub-Adviser has assets allocated to it by the Adviser and considered the Sub-Adviser’s ability to ensure compliance with each Fund’s strategies, policies, and limitations. In addition, the Trustees reviewed the management team at the Adviser and the Sub-Adviser that is responsible for managing each Fund, including staffing, skills and compensation program, and considered various other portfolios advised by the Adviser and the Sub-Adviser and any potential conflicts. The Trustees also considered the strong reputation of the Sub-Adviser in the industry and the potential positive impact that might have on investment interest in each Fund. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Adviser’s compliance programs as such relates to the operation of each Fund.
Based on its review, the Board determined that the Adviser and the Sub-Adviser are capable of providing all necessary advisory and sub-advisory services required by each Fund, as indicated by the Adviser’s and the Sub-Adviser’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of each Fund relative to its tracking and underlying index and other products managed by the Adviser and the Sub-Adviser with similar investment objectives and strategies as each Fund (if applicable). The Board reviewed, a comparison of each Fund’s performance for the one-year, three-year, and since inception periods ended December 31, 2025 (as applicable), to that of its underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. The Board noted that each Fund performed in line with its tracking index over the relevant periods and received information regarding any differences in a Fund’s performance relative to its underlying index. The Board also considered other services provided to each Fund by the Adviser and the Sub-Adviser, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to each Fund by the Adviser and the Sub-Adviser, respectively.
Costs and Benefits of Advisory Services to be Provided to each Fund. In considering the advisory fees payable by each Fund to the Adviser and each Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of each Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising each Fund’s applicable peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine each Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to each Fund in all instances. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the Sub-Advisory fees and the operating expenses of each Fund, including the

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cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received by the Adviser from its relationship with each Fund, considering the Adviser’s profitability analysis prepared and shared by the Adviser’s management.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.
• Costs and Benefits of Sub-Adviser’s Services to be Provided to each Fund. The Board noted that the sub-advisory fees paid to the Sub-Adviser are paid by the Adviser and would not be additional fees to be borne by each Fund. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Adviser and the Sub-Adviser. In considering the sub-advisory fees payable by the Adviser to the Sub-Adviser, the Board evaluated the compensation and benefits received or likely to be received by the Sub-Adviser from the Adviser relating to the services provided to each Fund. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to the Sub-Adviser under the Sub-Advisory Agreement with the Adviser were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Adviser.
• Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser and the Sub-Adviser as the assets of each Fund may grow in the future. In considering the extent to which economies of scale would be realized as each Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of each Fund’s investors, the Trustees considered that each Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of each Fund. The Board reviewed the Adviser’s methodology for calculating estimated profitability of each Fund, noting that profitability may be affected by numerous factors, including, among others, the types of funds managed and expense allocations. The Board acknowledged the difficulty in calculating and comparing profitability at the individual fund level. For each Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, each Fund’s shareholders benefited from the Adviser’s commitment to pay the Funds’ operating expenses out of its investment advisory fee.
Overall Findings and Conclusions of the Board
Based on its deliberations and its evaluation of the information described above as it relates to the Fund, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the terms of the Sub-Advisory Agreement with respect to each Fund are fair and reasonable; (c) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to each Fund; (d) concluded that the Sub-Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered to each Fund by the Sub- Advisor; (e) agreed to approve the Investment Advisory Agreement as to each Fund; and (f) agreed to approve the Sub-Advisory Agreement for each Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
INDQ
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to Pacer ActiveAlpha India Quality ETF (the “Fund”) and the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and ActiveAlpha Investment Advisors (the “Sub-Adviser”) with respect to the Fund.

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The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser and the Sub-Adviser, as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement and the Sub-Advisory Agreement for the Fund at the Meeting, the Independent Trustees requested and obtained from the Adviser and the Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement.
Representatives from the Adviser and the Sub-Adviser presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s and Sub-Adviser’s services, fees and other aspects of the Advisory Agreement and Sub-Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Advisory Agreement and Sub-Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser and/or Sub-Adviser; (2) the cost of the services provided and the profits realized by the Adviser and/or Sub-Adviser from services rendered to the Trust; (3) comparative fee and expense data for other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Trust’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser, the Sub-Adviser and their respective affiliates resulting from services rendered to the Trust.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the Advisory Agreement and the Sub-Advisory Agreement; (2) the Adviser’s and Sub-Adviser’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Advisory Agreement and the Sub-Advisory Agreement; (3) the Adviser’s and Sub-Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser and Sub-Adviser are prepared to provide to the Fund; (5) the advisory fee payable by the Fund to the Adviser for its services and the sub-advisory fee payable to the Sub-Adviser by the Adviser under the Sub-Advisory Agreement; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding the Fund’s fees and expenses relative to the fees and expenses of other comparable funds; (7) a copy of the Trust’s registration statement and prospectus; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser and Sub-Adviser.
In considering the approval of the Advisory Agreement and the Sub-Advisory Agreement, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the costs and benefits, including the fees to be paid to the Adviser by the Fund, of the advisory services to be provided to the Fund; (iii) the fee paid to the Sub-Adviser by the Adviser; and (iv) potential economies of scale
Nature, Quality, and Extent of Services and Investment Performance to be Provided by the Adviser
The Trustees considered the scope of services to be provided under the Advisory Agreement and the Sub-Advisory Agreement, noting that the Adviser and Sub-Adviser will be providing investment management services to the Fund. In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the management services to be provided by the Adviser and the portfolio management services to be provided by the Sub-Adviser. Among other things, the Trustees considered the quality of the Sub-Adviser’s portfolio management personnel. The Adviser’s registration form (“Form ADV”) was provided to the Trustees, as was the Adviser’s response to the 15(c) Questionnaire which included, among other things, information about the background and experience of the personnel primarily responsible for the day-to-day management of the Fund. The Trustees discussed the index that the Fund will track and the manner in which the Adviser and the Sub-Adviser would manage the Fund pursuant to such strategy. The Trustees also considered other services to be provided to the Fund by the Adviser and/or Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures with applicable securities regulations. Based on the factors above, as well as those discussed below, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

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Nature, Extent and Quality of Services to be Provided by the Sub-Adviser.
The Board reviewed the scope of services to be provided by the Sub-Adviser under the Sub-Advisory Agreement. In this regard, the Trustees reviewed the Fund’s investment objective and investment strategy, and the Sub-Adviser’s ability to implement such investment objective and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by the Sub-Adviser, the Board noted that the Sub-Adviser will have assets allocated to it by the Adviser and considered the Sub-Adviser’s ability to ensure compliance with the Fund’s strategies, policies, and limitations. In addition, the Trustees reviewed the management team at the Sub-Adviser that is responsible for managing the Fund, including staffing, skills and compensation program, and considered various other portfolios advised by the Sub-Adviser and any potential conflicts.
Based on its review, the Board determined that the Adviser and Sub-Adviser are capable of providing all necessary advisory and sub-advisory services required by the Fund, as indicated by the Adviser’s and Sub-Adviser’s management capabilities, the professional qualifications and experience of its portfolio management personnel. The Board also considered other services that will be provided to the Fund by the Adviser and Sub-Adviser, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Cost of Adviser’s Services Provided to the Fund
In considering the advisory fees payable by the Trust to the Adviser and the Fund expense ratios, the Board reviewed statistical information prepared by Broadridge regarding the management fee and overall expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Trustees reviewed the proposed expense ratio and the proposed advisory fee to be paid by the Fund, considered fees paid by the respective Peer Group, and concluded that the advisory fees were reasonable and comparable to those that would result from an arm’s length negotiation. Additionally, the Trustees took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than its advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Distribution Plan. The Trustees noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Trustees also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Fund advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.
Costs and Benefits of Sub-Adviser’s Services to be Provided to the Fund.
The Board noted that the sub-advisory fees paid to the Sub-Adviser are paid by the Adviser and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Adviser and Sub-Adviser. In considering the sub-advisory fees payable by the Adviser to Sub-Adviser, the Board evaluated the compensation and benefits likely to be received by the Sub-Adviser from the Adviser relating to the services provided to the Fund. The Board also considered the fees charged by the Sub-Adviser to its other clients, finding that the proposed fees for its services to the Fund were lower. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to the Sub-Adviser under the Sub-Advisory Agreement with the Adviser were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Adviser.

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Economies of Scale.
The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser and the Sub-Adviser as the assets of the Fund may grow in the future. In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of the Fund. The Board reviewed the Adviser’s methodology for calculating estimated profitability of the Fund, noting that profitability may be affected by numerous factors, including, among others, the types of funds managed and expense allocations. The Board acknowledged the difficulty in calculating and comparing profitability at the individual Fund level. For the Fund, the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Fund’s shareholders would benefit from the Adviser’s commitment to pay the Fund’s operating expenses out of its investment advisory fee.
Conclusion
Based on its deliberations and its evaluation of the information described above as it relates to the Fund, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the terms of the Sub-Advisory Agreement with respect to the Fund are fair and reasonable; (c) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to the Fund; (d) concluded that the Sub-Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered to the Fund by the Sub-Adviser; (e) agreed to approve the Investment Advisory Agreement as to the Fund; and (f) agreed to approve the Sub-Advisory Agreement for the Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
QFHD and QFRD
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to Pacer S&P 500 Quality FCF High Dividend ETF and Pacer S&P 500 Quality FCF R&D Leaders ETF (each, a “Fund” and together, the “Funds”).
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement.
Representatives from the Adviser presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Investment Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Funds; (3) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as a Fund’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Funds.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Adviser’s responses to

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questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser is prepared to provide to the Funds; (5) the advisory fee payable by each Fund to the Adviser for its services; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other comparable funds; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser.
In considering the approval of the Investment Advisory Agreement, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the costs and benefits, including the fee to be paid to the Adviser by each Fund, of the advisory services to be provided to each Fund; and (iii) potential economies of scale.
Nature, Quality, and Extent of Services and Investment Performance to be Provided by the Adviser
The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to each Fund. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to each Fund and discussed these services with the Adviser. Among other things, the Trustees considered the quality of the Adviser’s portfolio management personnel and the level of services provided to the existing Funds. The Adviser’s registration form (“Form ADV”) was provided to the Trustees, as was the Adviser’s response to the 15(c) Questionnaire which included, among other things, information about the background and experience of the personnel primarily responsible for the day-to-day management of each Fund. The Trustees discussed the index that each Fund will track and the manner in which the Adviser would manage such Funds. The Trustees also considered other services to be provided to each Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures with applicable securities regulations. Based on the factors above, as well as those discussed below, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser.
Cost of Advisory Services Provided and Economies of Scale
In considering the advisory fees payable by the Trust to the Adviser and each Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the management fee and overall expense ratio components, including gross and net total expenses of each Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising a Fund’s applicable peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine a Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to a Fund in all instances. The Trustees reviewed the proposed expense ratio and the proposed advisory fee to be paid by each Fund, considered fees paid by the respective Peer Groups, and concluded that the advisory fees were reasonable and comparable to those that would result from an arm’s length negotiation. Additionally, the Trustees took into consideration that the advisory fee was a “unified fee,” meaning that each Fund would pay no expenses other than its advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Distribution Plan. The Trustees noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying a Fund’s other expenses out of its own fees and resources. The Trustees also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with each Fund. The Trustees then evaluated the anticipated profitability of the Adviser with respect to its costs to manage each Fund.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. In addition, the Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of each Fund may grow in the future.

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Pacer Funds
Additional Information(Continued)
Conclusion
Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to each Fund; and (c) agreed to approve the Investment Advisory Agreement as to each Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

161

Adviser
Pacer Advisors, Inc.
500 Chesterfield Parkway
Malvern, PA 19355
Index Provider
SL Advisors, LLC
220 Lenox Avenue, Suite 303
Westfield, New Jersey 07090
MV Index Solutions
Kreuznacher Str. 30,
60486 Frankfurt am
Main, Germany
Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive
Milwaukee, WI 53212
Sub Adviser
Swan Global Management, LLC
20 Ridge Top Palmas Del Mar
Humacao, PR 00791
Metaurus Advisors LLC
22 Hudson Place, Third Floor
Hoboken, New Jersey 07030
Vident Asset Management
1125 Sanctuary Parkway,
Suite 515
Alpharetta, GA 30009
ActiveAlpha Investment Advisors Private Ltd.
1802 81 Aureate CTS No. 7,
Bandra West, Mumbai,
Maharashtra, 400 050, India
Distributor
Pacer Financial, Inc.
500 Chesterfield Parkway
Malvern, PA 19355
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Independent Registered
Public Accounting Firm
Sanville & Company
2617 Huntingdon Pike
Huntingdon Valley, PA 19006
Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Not Applicable

(2) Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Not Applicable

(5) Not Applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President, (Principal Executive Officer)

Date	7/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	7/6/2026

By (Signature and Title)*	/s/ Sean E. O’Hara
Sean E. O’Hara Treasurer, (Principal Financial Officer)

Date	7/6/2026

* Print the name and title of each signing officer under his or her signature.